     As filed with the Securities and Exchange Commission on March 1, 2000

                       1933 Act Registration No. 2-47015
                      1940 Act Registration No. 811-2354

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                         [X]
                        POST-EFFECTIVE AMENDMENT NO. 64

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                         [X]


                         Provident Institutional Funds
              (Exact Name of Registrant As Specified In Charter)


                        Bellevue Park Corporate Center
                             400 Bellevue Parkway
                          Wilmington, Delaware 19809
                   (Address of Principal Executive Offices)
                 Registrant's Telephone Number: (302) 791-3329


                            W. BRUCE McCONNEL, III
                          Drinker Biddle & Reath LLP
                               One Logan Square
                           18/th/ and Cherry Streets
                     Philadelphia, Pennsylvania 19103-6996
                     Name and Address of Agent for Service


It is proposed that this filing will become effective (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b)
     [ ]  on ________ __, 2000 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(i)
     [ ]  on (date) pursuant to paragraph (a)(i)
     [ ]  75 days after filing pursuant to paragraph (a)(ii)
     [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

--------------------------------------------------------------------------------

                             INSTITUTIONAL SHARES
                                      OF
                                   TEMPFUND
                                   TEMPCASH
                                    FEDFUND
                                    T-FUND
                              FEDERAL TRUST FUND
                              TREASURY TRUST FUND
                                   MUNIFUND
                                   MUNICASH
                             CALIFORNIA MONEY FUND
                              NEW YORK MONEY FUND

                       Investment Portfolios offered by
                         Provident Institutional Funds


                                  Prospectus

                                 March 1, 2000


Bellevue Park Corporate Center
400 Bellevue Parkway
Wilmington, DE  19809

                              Investment Adviser
                BlackRock Institutional Management Corporation

The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

                                                                                               Page
How to Find the Information You Need About the Institutional Shares of Provident
     Institutional Funds.....................................................................
TEMPFUND.....................................................................................
TEMPCASH.....................................................................................
FEDFUND......................................................................................
T-FUND.......................................................................................
FEDERAL TRUST FUND...........................................................................
TREASURY TRUST FUND..........................................................................
MUNIFUND.....................................................................................
MUNICASH.....................................................................................
CALIFORNIA MONEY FUND........................................................................
NEW YORK MONEY FUND..........................................................................
MANAGEMENT OF THE FUND.......................................................................
SHAREHOLDER INFORMATION......................................................................
     Price of Fund Shares....................................................................
     Purchase of Shares......................................................................
     Redemption of Shares....................................................................
     Dividends and Distributions.............................................................
     Federal Taxes...........................................................................
     State and Local Taxes...................................................................

                How to Find the Information You Need About the
             Institutional Shares of Provident Institutional Funds

--------------------------------------------------------------------------------

     Welcome to the new Provident Institutional Funds Prospectus for Institutional Shares.

     The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Institutional Shares of the Provident Institutional Funds (the "Trust").

     This prospectus contains information about the Institutional Shares of all 10 of the Trust's portfolios (the "Funds"). To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, and your rights as a shareholder. These sections apply to all the Funds.

     Institutional Shares are sold to institutions that have not entered into servicing agreements with the Trust in connection with their investments.

     The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

     For purchase and redemption orders only call: 800-441-7450 (in Delaware:
302-791-5350). For yield call: 800-821-6006 (TempFund Institutional Shares Code:
24; TempCash Institutional Shares Code: 21; FedFund Institutional Shares Code 30; T-Fund Institutional Shares Code: 60; Federal Trust Fund Institutional Shares Code: 11; Treasury Trust Fund Institutional Shares Code: 62; MuniFund Institutional Shares Code: 50; MuniCash Institutional Shares Code: 48; California Money Fund Institutional Shares Code: 52; New York Money Fund Institutional Shares Code: 53). For other information call: 800-821-7432 or visit our web site at www.pif.com.

                                   TEMPFUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                       The Fund seeks current income with
                                       liquidity and stability of principal.

Investment Policies:                   The Fund invests in a broad range of
                                       money market instruments, including
                                       government, bank, and commercial
                                       obligations and repurchase agreements
                                       relating to such obligations.

Principal Risks of Investing:          Although the Fund invests in money market
                                       instruments which the investment adviser,
                                       BlackRock Institutional Management
                                       Corporation ("BIMC," or the "Adviser")
                                       believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due.
                                       The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                       An investment in the Fund is not a
                                       deposit in PFPC Trust Company or PNC
                                       Bank, N.A. and is not insured or
                                       guaranteed by the Federal Deposit
                                       Insurance Corporation or any other
                                       government agency. Although the Fund
                                       seeks to preserve the value of your
                                       investment at $1.00 per share, it is
                                       possible to lose money by investing in
                                       the Fund.

Who May Want to Invest in the Fund:    The Fund is designed for institutional
                                       investors seeking current income and
                                       stability of principal.

Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                             [CHART APPEARS HERE]

                        Institutional Class Plot Points



                                           TempFund

                                    1990     8.27
                                    1991     6.24
                                    1992     3.89
                                    1993     3.12
                                    1994     4.19
                                    1995     5.99
                                    1996     5.42
                                    1997     5.60
                                    1998     5.52
                                    1999     5.15

     During the ten-year period shown in the bar chart, the highest quarterly return was 8.37% (for the quarter ended June 30, 1990) and the lowest quarterly return was 3.08% (for the quarter ended June 30, 1993).

   The Fund's Average Annual Total Return for Periods Ended December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                                      1 Year      5 Years     10 Years
--------------------------------------------------------------------------------------------------------
TempFund Institutional Shares                                          5.15%       5.53%        5.33%
--------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:   First Tier Institutions - Only Money        4.95%       5.21%        4.95%
 Fund Average*
--------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
             7 Day Yield
             As of December 31, 1999
---------------------------------------------------------------------------------------------------------
TempFund Institutional Shares                                                      5.48%
---------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  First Tier                                               5.49%
Institutions - Only Money Fund Average*
---------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________

* IBC's Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)

                                                      TempFund
                                                Institutional Shares
                                                --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                       .09%
Other Expenses                                        .11%
  Administration Fees                                            .09%
  Miscellaneous                                                  .02%

Total Annual Fund
  Operating Expenses(1)                               .20%
                                                      ===

--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                     TempFund
                                               Institutional Shares
                                               --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                       .08%
Other Expenses                                        .10%
  Administration Fees                                            .08%
  Miscellaneous                                                  .02%

Total Annual Fund Operating Expenses
 (after current waivers)                              .18%
                                                      ===

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               ---------------------------------------
                    TempFund Institutional Shares
               ---------------------------------------

                One Year                      $ 20
                Three Years                   $ 64
                Five Years                    $113
                Ten Years                     $255
               ---------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

     . securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

     . securities that are issued or guaranteed by a person with such ratings;

     . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

     . securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities; or

     . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

     Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances and bank notes issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

     Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and maturity requirements.

     Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Repurchase Agreements.  The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended September 30, 1999 and the one month ended October 31,1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                         TempFund Institutional Shares
The table below sets forth selected financial data for a TempFund Institutional
               Share outstanding throughout each year presented.


                                      One Month
                                        Ended                              Year Ended September 30,
                                     October 31,      ---------------------------------------------------------------
                                         1999             1999         1998         1997         1996         1995
                                     -----------      -----------   ----------   ----------   ----------   ----------
Net Asset Value,
 Beginning of Period...............  $      1.00      $      1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                     -----------      -----------   ----------   ----------   ----------   ----------
Income From Investment
 Operations:
 Net Investment Income.............        .0045            .0495        .0549        .0539        .0541        .0567
                                     -----------      -----------   ----------   ----------   ----------   ----------
Less Distributions:
 Dividends to Shareholders
  From Net Investment
   Income..........................       (.0045)          (.0495)      (.0549)      (.0539)      (.0541)      (.0567)
                                     -----------      -----------   ----------   ----------   ----------   ----------

Net Asset Value,
 End of Period.....................  $      1.00      $      1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                     ===========      ===========   ==========   ==========   ==========   ==========
Total Return.......................         5.42%/2/         5.06%        5.63%        5.53%        5.55%        5.82%
Ratios/Supplemental Data:
Net Assets,
 End of Period $(000)..............   13,884,164       12,045,566    9,686,491    8,060,501    5,715,004    5,351,346
Ratio of Expenses to Average
 Daily Net Assets/1/...............          .18%/2/          .18%         .18%         .18%         .18%         .24%
Ratio of Net Investment
 Income to Average
  Daily Net Assets.................         5.31%/2/         4.96%        5.50%        5.39%        5.41%        5.67%

------------
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .20% (annualized) for the one month ended October 31, 1999 and .22%, .23%, .24%, .26% and .27%
     for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively, for TempFund Institutional Shares.
/2/  Annualized.

                                   TEMPCASH
--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:              The Fund seeks current income with liquidity and
                              stability of principal.

Investment Policies:          The Fund invests in a broad range of money market
                              instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements relating to such obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations.


Principal Risks of            Although the Fund invests in money market
 Investing:                   instruments which the investment adviser,
                              BlackRock Institutional Management Corporation
                              ("BIMC," or the "Adviser"), believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The
                              Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                              Because of its concentration in the financial services industry, the Fund will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

                              An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest        The Fund is designed for institutional investors
 in the Fund:                 seeking current income and stability of principal.

Performance Information

The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                           [Bar Chart Appears Here]

                                    TempCash

                                    1990   8.42
                                    1991   6.27
                                    1992   3.80
                                    1993   3.15
                                    1994   4.30
                                    1995   6.02
                                    1996   5.44
                                    1997   5.62
                                    1998   5.55
                                    1999   5.13

          During the ten-year period shown in the bar chart, the highest quarterly return was 8.53% (for the quarter ended June 30, 1990) and the lowest quarterly return was 3.07% (for the quarter ended March 31, 1993).

   The Fund's Average Annual Total Return for Periods Ended December 31, 1999

--------------------------------------------------------------------------------
                                           1 Year         5 Years       10 Years
--------------------------------------------------------------------------------
TempCash Institutional Shares              5.13%          5.55%          5.35%
--------------------------------------------------------------------------------
IBC's Money Fund Report:  First Tier       4.95%          5.21%          4.95%
Institutions - Only Money Fund Average*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               7 Day Yield
                                                         As of December 31, 1999
--------------------------------------------------------------------------------
TempCash Institutional Shares                                     5.58%
--------------------------------------------------------------------------------
IBC's Money Fund Report:  First Tier
Institutions - Only Money Fund Average*                           5.49%
--------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________

* IBC's Money Fund Report: First Tier Institutions - Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------

                                                         TempCash
                                                   Institutional Shares
                                                   --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                          .16%
Other Expenses                                           .18%
  Administration Fees                                            .16%
  Miscellaneous                                                  .02%

Total Annual Fund
 Operating Expenses(1)                                   .34%
                                                         ====
--------------------------------------------------------------------------------

(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                         TempCash
                                                   Institutional Shares
                                                   --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                          .08%
Other Expenses                                           .10%
  Administration Fees                                          .08%
  Miscellaneous                                                .02%

Total Annual Fund Operating Expenses
 (after current waivers)                                 .18%
                                                         ====
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 ---------------------------------
                   TempCash Institutional Shares
                 ---------------------------------
                 One Year                     $ 35
                 Three Years                  $109
                 Five Years                   $191
                 Ten Years                    $431
                 ---------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements relating to such obligations. At least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations, unless the Fund is in a temporary defensive position.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund generally will limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

     . securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

     . securities that are issued or guaranteed by a person with such ratings;

     . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

     . securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities; or

     . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

     Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations and certificates of deposit, bankers' acceptances, bank notes and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risks. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

     Commercial Paper. The Fund may invest in commercial paper and short-term notes and corporate bonds that meet the Fund's quality and maturity restrictions. Commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian Commercial Paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

  Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Guaranteed Investment Contracts. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Repurchase Agreements.   The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

     Concentration. The Fund intends to concentrate more than 25% of its total assets in the obligations of issuers in the financial services industry and repurchase agreements relating to such obligations. Because the Fund concentrates its assets in the financial services industry it will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, and general economic conditions.

     Foreign Exposure. Securities issued by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended September 30, 1999 and the one month ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                         TempCash Institutional Shares
           The table below sets forth selected financial data for a
                         TempCash Institutional Share
                  outstanding throughout each year presented.

                                     One Month
                                       Ended
                                    October 31,                          Year Ended September 30,
                                                     ---------------------------------------------------------------
                                        1999            1999         1998         1997         1996         1995
                                    ------------     -----------  -----------  -----------  -----------  -----------
Net Asset Value,
 Beginning of Period..............   $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                     ----------      ----------   ----------   ----------   ----------   ----------
Income From Investment
 Operations:
Net Investment Income.............        .0044           .0496        .0552        .0541        .0542        .0575
                                     ----------      ----------   ----------   ----------   ----------   ----------
Less Distributions:
Dividends to Shareholders
 From Net Investment
 Income...........................       (.0044)         (.0496)      (.0552)      (.0541)      (.0542)      (.0575)
                                     ----------      ----------   ----------   ----------   ----------   ----------
Net Asset Value,
 End of Period....................   $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                     ==========      ==========   ==========   ==========   ==========   ==========
Total Return......................         5.31%/2/        5.07%        5.66%        5.55%        5.56%        5.90%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)...........................    1,951,436       1,968,626    2,499,114    1,991,037    1,835,326    1,316,166
Ratio of Expenses to
 Average
 Daily Net Assets/1/..............          .18%/2/         .18%         .18%         .18%         .18%         .16%
Ratio of Net Investment
 Income to Average
 Daily Net Assets.................         5.19%/2/        4.95%        5.52%        5.41%        5.42%        5.75%

------------------------

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .34% (annualized) for the one month ended October 31, 1999 and .30%, .32%, .30%, .33% and .30%
     for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively, for TempCash Institutional Shares.
/2/  Annualized.

                                    FEDFUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                       The Fund seeks current income with
                                       liquidity and stability of principal.

Investment Policies:                   The Fund invests in a portfolio
                                       consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations.

Principal Risks of
 Investing:                            Securities issued or guaranteed by the
                                       U.S. Government, its agencies and
                                       instrumentalities have historically
                                       involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                       An investment in the Fund is not a
                                       deposit in PFPC Trust Company or PNC
                                       Bank, N.A. and is not insured or
                                       guaranteed by the Federal Deposit
                                       Insurance Corporation or any other
                                       government agency. Although the Fund
                                       seeks to preserve the value of your
                                       investment at $1.00 per share, it is
                                       possible to lose money by investing in
                                       the Fund.


Who May Want to Invest in the Fund:    The Fund is designed for institutional
                                       investors seeking current income with
                                       liquidity and security of principal.

Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                           [Bar Chart Appears Here]

                                      FedFund

                                1990   8.15
                                1991   6.13
                                1992   3.82
                                1993   3.11
                                1994   4.22
                                1995   5.92
                                1996   5.34
                                1997   5.47
                                1998   5.38
                                1999   5.01


     During the ten-year period shown in the bar chart, the highest quarterly return was 8.24% (for the quarter ended June 30, 1990) and the lowest quarterly return was 3.07% (for the quarter ended June 30, 1993).

  The Fund's Average Annual Total Return for Periods Ended December 31, 1999

   -------------------------------------------------------------------------------------------------
                                                                   1 Year     5 Years    10 Years
   -------------------------------------------------------------------------------------------------
   FedFund Institutional Shares                                    5.01%      5.42%      5.25%
   -------------------------------------------------------------------------------------------------
   IBC's Money Fund Report: Government Institutions -              4.69%      5.02%      4.95%
   Only Money Fund Average*
   -------------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
                                                                   7 Day Yield
                                                              As of December 31, 1999
   --------------------------------------------------------------------------------------------
   FedFund Institutional Shares                                         5.13%
   --------------------------------------------------------------------------------------------
   IBC Financial Data's Government                                      5.06%
    Institutions - Only Money Fund Average*
   --------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.


________________________

* IBC's Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                        FedFund
                                                  Institutional Shares
                                                  --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                         .12%
Other Expenses                                          .16%
  Administration Fees                                           .12%
  Miscellaneous                                                 .04%

Total Annual Fund
 Operating Expenses(1)                                  .28%
                                                        ====
--------------------------------------------------------------------------------

(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                          FedFund
                                                   Institutional Shares
                                                   --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                          .08%
Other Expenses                                           .12%
  Administration Fees                                           .08%
  Miscellaneous                                                 .04%

Total Annual Fund
 Operating Expenses                                      .20%
                                                         ====
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                ----------------------------------------
                      FedFund Institutional Shares
                ----------------------------------------
                 One Year                  $ 29
                 Three Years               $ 90
                 Five Years                $157
                 Ten Years                 $356

                ----------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (in addition to direct Treasury obligations) and repurchase agreements relating to such obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

     Investments.  The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Repurchase Agreements.   The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                         FedFund Institutional Shares
       The table below sets forth selected financial data for a FedFund
                              Institutional Share
                  outstanding throughout each year presented.

                                                                     Year Ended October 31,
                                                  -------------------------------------------------------------
                                                    1999        1998         1997         1996         1995
                                                  ---------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period............  $   1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                  --------   ----------   ----------   ----------   ----------
Income From Investment Operations:
 Net Investment Income..........................     .0483        .0535        .0530        .0529        .0571
                                                  --------   ----------   ----------   ----------   ----------
Less Distributions:
 Dividends to Shareholders From Net
  Investment Income.............................    (.0483)      (.0535)      (.0530)      (.0529)      (.0571)
                                                  --------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..................  $   1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                  ========   ==========   ==========   ==========   ==========
Total Return....................................      4.94%        5.48%        5.43%        5.41%        5.86%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)................   742,744    1,116,979    1,220,857    1,407,529    1,377,175
Ratio of Expenses to Average Daily Net
 Assets/1/......................................       .20%         .20%         .20%         .19%         .18%
Ratio of Net Investment Income to Average
 Daily Net Assets...............................      4.81%        5.35%        5.30%        5.29%        5.71%

------------------------
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .28%, .28%, .29%, .30% and
 .29% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for FedFund Institutional Shares.

                                    T-FUND
--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                        The Fund seeks current income with
                                        liquidity and stability of principal.


Investment Policies:                    The Fund invests in U.S. Treasury bills,
                                        notes, trust receipts and direct
                                        obligations of the U.S. Treasury and
                                        repurchase agreements relating to direct
                                        Treasury obligations.

Principal Risks of Investing:           Securities issued or guaranteed by the
                                        U.S. Government have historically
                                        involved little risk of loss of
                                        principal if held to maturity. However,
                                        due to fluctuations in interest rates,
                                        the market value of such securities may
                                        vary during the period a shareholder
                                        owns shares of the Fund. The Fund is
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors seeking current income with
                                        liquidity and security of principal.

Performance Information

          The Bar Chart and the Table below indicate the risks of investing in the Fund (without the waivers) by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                           [Bar Chart Appears Here]

                                     T-Fund

                               1990    8.22
                               1991    6.21
                               1992    3.83
                               1993    3.07
                               1994    3.91
                               1995    5.86
                               1996    5.33
                               1997    5.44
                               1998    5.34
                               1999    4.89


          During the ten-year period shown in the bar chart, the highest quarterly return was 8.33% (for the quarter ended June 30, 1990) and the lowest quarterly return was 3.04% (for the quarter ended December 31, 1993).

     The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

-------------------------------------------------------------------------------------------------------------------------
                                                                                  1 Year         5 Years       10 Years
-------------------------------------------------------------------------------------------------------------------------
T-Fund Institutional Shares                                                        4.89%          5.37%          5.20%
-------------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Government Institutions - Only
Money Fund Average *                                                               4.69%          5.02%          4.95%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                             7 Day Yield
                                                                                       As of December 31, 1999
-------------------------------------------------------------------------------------------------------------------------
T-Fund Institutional Shares                                                                    4.72%
-------------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Government Institutions - Only Money Fund
Average*                                                                                       5.06%
-------------------------------------------------------------------------------------------------------------------------


Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________

* IBC's Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------


                                                         T-Fund
                                                   Institutional Shares
                                                   --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                            .12%
Other Expenses                                             .14%
  Administration Fees                                             .12%
  Miscellaneous                                                   .02%

Total Annual Fund
 Operating Expenses(1)                                     .26%
                                                           ====

--------------------------------------------------------------------------------

(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                           T-Fund
                                                   Institutional Shares
                                                   --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                            .09%
Other Expenses                                             .11%
  Administration Fees                                             .09%
  Miscellaneous                                                   .02%

Total Annual Fund
 Operating Expenses (after
  current waivers)                                         .20%
                                                           ====
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                       -----------------------------
                        T-Fund Institutional Shares
                       -----------------------------
                        One Year              $ 27

                        Three Year            $ 84

                        Five Year             $146

                        Ten Year              $331
                       -----------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agreements relating to direct Treasury obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

     Investments. The Fund's investments may include the following:

     U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Repurchase Agreements. The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                          T-Fund Institutional Shares
 The table below sets forth selected financial data for a T-Fund Institutional
                                     Share
                  outstanding throughout each year presented.


                                                                              Year Ended October 31,
                                                          ---------------------------------------------------------------
                                                             1999         1998         1997         1996         1995
                                                          -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period....................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                          ----------   ----------   ----------   ----------   ----------
Income From Investment Operations:
 Net Investment Income..................................       .0473        .0532        .0528        .0528        .0565
                                                          ----------   ----------   ----------   ----------   ----------
Less Distributions:
 Dividends to Shareholders
  From Net Investment Income............................      (.0473)      (.0532)      (.0528)      (.0528)      (.0565)
                                                          ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..........................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                          ==========   ==========   ==========   ==========   ==========
Total Return............................................        4.83%        5.46%        5.41%        5.40%        5.80%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)........................   2,397,386    2,544,001    1,765,332    1,507,603    1,211,220
 Ratio of Expenses to Average Daily Net Assets/1/.......         .20%         .20%         .20%         .19%         .18%
 Ratio of Net Investment Income to Average Daily
  Net Assets............................................        4.72%        5.31%        5.28%        5.26%        5.66%

____________
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .26%, .27%, .29%, 30% and .29% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for T-Fund Institutional Shares.

                              FEDERAL TRUST FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                        The Fund seeks current income with
                                        liquidity and relative stability of
                                        principal.

Investment Policies:                    The Fund invests in obligations issued
                                        or guaranteed as to principal and
                                        interest by the U.S. government or by
                                        its agencies or instrumentalities
                                        thereof the interest income from which,
                                        under current law, generally may not be
                                        subject to state income tax by reason of federal law.

Principal Risks of Investing:           Securities issued or guaranteed by the
                                        U.S. Government, its agencies and
                                        instrumentalities have historically
                                        involved little risk of loss of
                                        principal if held to maturity. However,
                                        due to fluctuations in interest rates,
                                        the market value of such securities may
                                        vary during the period a shareholder
                                        owns shares of the Fund. The Fund is
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        The Fund may from time to time engage in portfolio trading for liquidity purposes, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors seeking current income with
                                        liquidity and security of principal.


Performance Information

 The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                           [Bar Chart Appears Here]


                                        Federal
                                         Trust

                                1990     N/A
                                1991     6.08
                                1992     3.80
                                1993     3.06
                                1994     4.24
                                1995     5.83
                                1996     5.26
                                1997     5.38
                                1998     5.32
                                1999     4.98


     During the ten-year period shown in the bar chart, the highest quarterly return was 6.91% (for the quarter ended March 31, 1991) and the lowest quarterly return was 3.04% (for the quarter ended June 30, 1993).

     The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

     -----------------------------------------------------------------------------------------------------------------------------
                                                                                               1 Year         5 Years     10 Years
     -----------------------------------------------------------------------------------------------------------------------------
     Federal Trust Fund Institutional Shares                                                    4.98%          5.36%          4.89%
     -----------------------------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Government Institutions -- Only Money Fund Average*              4.69%          5.02%          4.95%
     -----------------------------------------------------------------------------------------------------------------------------

     -----------------------------------------------------------------------------------------------------------------------------
                                                                                                               7 Day Yield
                                                                                                         As of December 31, 1999
     -----------------------------------------------------------------------------------------------------------------------------
     Federal Trust Fund Institutional Shares                                                                       5.51%
     -----------------------------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report: Government Institutions -- Only Money Fund Average*                                  5.06%
     -----------------------------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

_________________________

* IBC's Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                    Federal Trust Fund
                                                   Institutional Shares
                                                   ----------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                             .12%
Other Expenses                                              .20%
  Administration Fees                                                 .12%
  Miscellaneous                                                       .08%

Total Annual Fund
 Operating Expenses(1)                                      .32%
                                                            ====
 -------------------------------------------------------------------------------

(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                    Federal Trust Fund
                                                   Institutional Shares
                                                   ----------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                             .06%
Other Expenses                                              .14%
  Administration Fees                                            .06%
  Miscellaneous                                                  .08%

Total Annual Fund
 Operating Expenses (after
 current waivers)                                           .20%
                                                            ====
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  ---------------------------------------
                  Federal Trust Fund Institutional Shares
                  ---------------------------------------
                      One Year                   $ 33
                      Three years                $180
                      Five Years                 $180
                      Ten Years                  $406
                    --------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentalities thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

     Investments.  The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government, including securities issued by the U.S. Treasury and by certain agencies or instrumentalities such as the Federal Home Loan Bank, Federal Farm Credit Banks Funding Corp. and the Student Loan Marketing Association, and related custodial receipts.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                    Federal Trust Fund Institutional Shares
  The table below sets forth selected financial data for a Federal Trust Fund
                              Institutional Share
                  outstanding throughout each year presented.

                                                                           Year Ended October 31,
                                                            ----------------------------------------------------
                                                              1999       1998       1997       1996       1995
                                                            ---------  ---------  ---------  ---------  --------
Net Asset Value, Beginning of Period......................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                            --------   --------   --------   --------   --------
Income From Investment Operations:
 Net Investment Income....................................     .0478      .0529      .0521      .0523      .0563
                                                            --------   --------   --------   --------   --------
Less Distributions:
 Dividends to Shareholders From Net Investment
  Income..................................................    (.0478)    (.0529)    (.0521)    (.0523)    (.0563)
                                                            --------   --------   --------   --------   --------
Net Asset Value, End of Period............................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                            ========   ========   ========   ========   ========
Total Return..............................................      4.88%      5.42%      5.33%      5.35%      5.77%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)..........................   219,344    280,580    229,292    273,752    237,718
Ratio of Expenses to Average Daily Net Assets/1/..........       .20%       .20%       .20%       .19%       .18%
Ratio of Net Investment Income to Average Daily Net
 Assets...................................................      4.76%      5.29%      5.21%      5.22%      5.61%

----------
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .32%, .29%, .31%, .31% and .32% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for Federal Trust Fund Institutional Shares.

                              TREASURY TRUST FUND
--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                   The Fund seeks current income with liquidity
                                   and stability of principal.

Investment Policies:               The Fund invests solely in direct obligations
                                   of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

Principal Risks of Investing:      Securities issued or guaranteed by the U.S.
                                   Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                   The Fund may from time to time engage in portfolio trading for liquidity purposes, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any,
                                        when distributed will be subject to the
                                        states income tax.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.


Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors seeking current income with
                                        liquidity and security of principal. The
                                        Fund's investment policies are intended
                                        to qualify Fund shares for the
                                        investment of funds of federally
                                        regulated thrifts. The Fund intends to
                                        qualify its shares as "short-term liquid assets" as established in the published rulings, interpretations, and regulations of the Office of Thrift
                                        Supervision. However, investing
                                        institutions are advised to consult
                                        their primary regulator for concurrence
                                        that Fund shares qualify under
                                        applicable regulations and policies.

Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                           [Bar Chart Appears Here]



                                   Treasury
                                    Trust

                             1990    7.94
                             1991    5.87
                             1992    3.54
                             1993    2.96
                             1994    3.98
                             1995    5.66
                             1996    5.12
                             1997    5.19
                             1998    4.99
                             1999    4.61


     During the ten-year period shown in the bar chart, the highest quarterly return was 8.28% (for the quarter ended March 31, 1990) and the lowest quarterly return was 2.84% (for the quarter ended June 30, 1993).

  The Fund's Average Annual Total Return for Periods Ended December 31, 1999

     ---------------------------------------------------------------------------------------------------
                                                                    1 Year       5 Years      10 Years
     ---------------------------------------------------------------------------------------------------
     Treasury Trust Fund Institutional Shares                       4.61%        5.12%         4.98%
     ---------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Government Institutions -            4.69%        5.02%         4.95%
      Only Money Fund Average*
     ---------------------------------------------------------------------------------------------------

     -------------------------------------------------------------------------------
                                                               7 Day Yield
                                                          As of December 31, 1999
     -------------------------------------------------------------------------------
     Treasury Trust Fund Institutional Shares                     4.98%
     -------------------------------------------------------------------------------
     IBC's Money Fund Report:  Government
     Institutions - Only Money Fund Average*                      5.06%
     -------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.pif.com.

________________________

* IBC's Money Fund Report Government Institutions - Only Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                    Treasury Trust Fund
                                                   Institutional Shares
                                                   --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                             .12%
Other Expenses                                              .16%
  Administration Fees                                              .12%
  Miscellaneous                                                    .04%

Total Annual Fund
 Operating Expenses(1)                                      .28%
                                                            ====
--------------------------------------------------------------------------------

(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                    Treasury Trust Fund
                                                   Institutional Shares
                                                   --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                             .08%
Other Expenses                                              .12%
  Administration Fees                                              .08%
  Miscellaneous                                                    .04%

Total Annual Fund
 Operating Expenses (after current waivers)                 .20%
                                                            ====
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ------------------------------------------------------
                   Treasury Trust Fund Institutional Shares
            ------------------------------------------------------

                    One Year                             $ 29
                    Three years                          $ 90
                    Five Years                           $157
                    Ten Years                            $356
            ------------------------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts.

     The Fund invests in securities maturing within one year or less, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

     Investments.  The Fund's investments may include the following:

     U.S. Treasury Obligations. To the extent consistent with its investment objectives, the Fund may invest in direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                   Treasury Trust Fund Institutional Shares
    The table below sets forth selected financial data for a Treasury Trust
                              Institutional Share
                  outstanding throughout each year presented.

                                                                   Year Ended October 31,
                                                  --------------------------------------------------------
                                                    1999        1998        1997       1996        1995
                                                  ---------  -----------  ---------  ---------  ----------
Net Asset Value, Beginning of Period............  $   1.00   $     1.00   $   1.00   $   1.00   $     1.00
                                                  --------   ----------   --------   --------   ----------
Income From Investment Operations:
 Net Investment Income..........................     .0442        .0502      .0504      .0508        .0545
                                                  --------   ----------   --------   --------   ----------
Less Distributions:
 Dividends to Shareholders From Net
  Investment Income.............................    (.0442)      (.0502)    (.0504)    (.0508)      (.0545)
                                                  --------   ----------   --------   --------   ----------
Net Asset Value, End of Period..................  $   1.00   $     1.00   $   1.00   $   1.00   $     1.00
                                                  ========   ==========   ========   ========   ==========
Total Return....................................      4.51%        5.14%      5.16%      5.20%        5.59%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)................   826,167    1,091,366    786,556    897,659    1,101,834
Ratio of Expenses to Average Daily Net
 Assets/1/......................................       .20%         .20%       .20%       .19%         .18%
Ratio of Net Investment Income to Average
 Daily Net Assets...............................      4.41%        5.02%      5.04%      5.08%        5.45%

-------------
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .28%, .28%, .30%, .30% and .29% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for Treasury Trust Institutional Shares.

                                   MUNIFUND
--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:              The Fund seeks as high a level of current interest
                              income exempt from federal income tax as is consistent with relative stability of principal.


Investment Policies:          The Fund invests in a broad range of short-term
                              tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United
                              States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").


Principal Risks of Investing: Although the Fund invests in money market instruments which the investment adviser,
                              BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                              An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in     The Fund is designed for institutional investors
The Fund:                     seeking as high a level of current interest income
                              exempt from federal income tax as is consistent with relative stability of principal.


Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                           [Bar Chart Appears Here]



                                          MuniFund

                                    1990    5.40
                                    1991    3.78
                                    1992    2.48
                                    1993    2.21
                                    1994    2.61
                                    1995    3.68
                                    1996    3.27
                                    1997    3.45
                                    1998    3.28
                                    1999    3.10


     During the ten-year period shown in the bar chart, the highest quarterly return was 5.87% (for the quarter ended March 31, 1990) and the lowest quarterly return was 2.09% (for the quarter ended December 31, 1993).

  The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                                                  1 Year             5 Years            10 Years
--------------------------------------------------------------------------------------------------------------------
MuniFund Institutional Shares                                     3.10%             3.36%               3.32%
--------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Tax-Free Institutions - Only            2.96%             3.22%               3.34%
 Money Fund Average*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          7 Day Yield
                                                                                     As of December 31, 1999
-------------------------------------------------------------------------------------------------------------
MuniFund Institutional Shares                                                                  3.66%
-------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Tax-Free Institutions - Only
Money Fund Average*                                                                            3.85%
-------------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________

* IBC's Money Fund Report: Tax Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                              MuniFund
                                                        Institutional Shares
                                                      --------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                             .17%
Other Expenses                                              .24%
  Administration Fees                                                  .17%
  Miscellaneous                                                        .07%
Total Annual Fund                                           .41%
  Operating Expenses (1)                                    ===
--------------------------------------------------------------------------------

(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

--------------------------------------------------------------------------------
                                                                MuniFund
                                                          Institutional Shares
                                                      --------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                             .07%
Other Expenses                                              .13%
  Administration Fees                                                  .07%
  Miscellaneous                                                        .06%
Total Annual Fund                                           .20%
  Operating Expenses (after current waivers)                ===
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    --------------------------------------
                        MuniFund Institutional Shares
                    --------------------------------------
                    One Year                      $ 42
                    Three years                   $132
                    Five years                    $230
                    Ten years                     $518
                    --------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

     Except during periods of unusual market conditions or during temporary defensive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

     . securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

     . securities that are issued or guaranteed by a person with such ratings; or

     . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

     . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax.
The portfolio may also include "moral obligation" bonds.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase Municipal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended November 30, 1998 and the eleven months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the five years in the period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

                         MuniFund Institutional Shares
The table below sets forth selected financial data for a MuniFund Institutional
               Share outstanding throughout each year presented.

                                     Eleven Months
                                         Ended
                                      October 31,                      Year Ended November 30,
                                                        ----------------------------------------------------
                                          1999            1998       1997       1996       1995       1994
                                     --------------     ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Period...............      $    1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         ---------      --------   --------   --------   --------   --------
Income From Investment
 Operations:
 Net Investment Income.............          .0273         .0327      .0338      .0326      .0360      .0255
                                         ---------      --------   --------   --------   --------   --------
Less Distributions:
 Dividends to Shareholders
  From Net Investment
  Income...........................         (.0273)       (.0327)    (.0338)    (.0326)    (.0360)    (.0255)
                                         ---------      --------   --------   --------   --------   --------
Net Asset Value,
 End of Period.....................      $    1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         =========      ========   ========   ========   ========   ========
Total Return.......................           3.02%/2/      3.32%      3.43%      3.31%      3.66%      2.58%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)............................        483,033       467,760    536,794    530,204    720,318    687,895
Ratio of Expenses to Average
 Daily Net Assets/1/...............            .20%/2/       .25%       .27%       .27%       .27%       .26%
Ratio of Net Investment
 Income to Average Daily
 Net Assets........................           2.96%/2/      3.26%      3.38%      3.26%      3.59%      2.53%

_______________
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .41% (annualized) for the eleven months ended October 31, 1999 and .41%, .41%, .42%, .41% and .41% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniFund Institutional Shares.
/2/   Annualized.

                                   MUNICASH
--------------------------------------------------------------------------------
                              RISK/RETURN SUMMARY


Investment Goal:                   The Fund seeks as high a level of current
                                   interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:               The Fund invests in a broad range of short-
                                   term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities , and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests
                                   (collectively, "Municipal Obligations").

Principal Risks of Investing:      Although the Fund invests in money market
                                   instruments which the investment adviser,
                                   BlackRock Institutional Management
                                   Corporation ("BIMC," or the "Adviser")
                                   believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                   Although the Fund intends to invest its
                                   assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

                                   An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the      The Fund is designed for institutional
Fund:                              investors seeking as high a level of current
                                   interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                           [Bar Chart Appears Here]


                                    MuniCash

                                 1990    5.94
                                 1991    4.46
                                 1992    2.91
                                 1993    2.34
                                 1994    2.83
                                 1995    3.91
                                 1996    3.51
                                 1997    3.65
                                 1998    3.47
                                 1999    3.18


     During the ten-year period shown in the bar chart, the highest quarterly return was 6.07% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.25% (for the quarter ended March 31, 1994).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                    -------------------------------------------------------------------------------------
                                                              1 Year       5 Years         10 Years
                    -------------------------------------------------------------------------------------
                     MuniCash Institutional Shares             3.18%         3.54%            3.62%
                    -------------------------------------------------------------------------------------
                     IBC's Money Fund Report:                  2.96%         3.22%            3.34%
                     Tax-Free Institutions-Only
                     Money Fund Average*
                    -------------------------------------------------------------------------------------

                    -------------------------------------------------------------------------------------
                                                                   7 Day Yield
                                                              As of December 31, 1999

                    --------------------------------------------------------------------------------------
                     MuniCash Institutional Shares                    3.70%
                    --------------------------------------------------------------------------------------
                     IBC' Money Fund Report:  Tax-Free
                     Institutions-Only Money
                     Fund Average*                                    3.85%
                    --------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

* IBC's Money Fund Report: Tax-Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

-----------------------------------------------------------------------------
                                                          MuniCash
                                                   Institutional Shares
                                                   --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                            .17%
Other Expenses                                             .24%
  Administration Fees                                               .17%
  Miscellaneous                                                     .07%

Total Annual Fund
 Operating Expenses(1)                                     .41%
                                                           ====

-----------------------------------------------------------------------------

(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                         MuniCash
                                                   Institutional Shares
                                                   --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                            .07%
Other Expenses                                             .13%
  Administration Fees                                               .07%
  Miscellaneous                                                     .06%

Total Annual Fund
 Operating Expenses
  (after current waivers)                                  .20%
                                                           ====

-----------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               ---------------------------------------------
                         MuniCash Institutional Shares
               ---------------------------------------------
                       One Year                 $ 42
                       Three Years              $132
                       Five Years               $230
                       Ten Years                $518
               ---------------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all of its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

     Except during periods of unusual market conditions or during temporary defensive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund generally may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

     . securities that have short-term debt ratings at the time of purchase or which are guaranteed or in some cases otherwise supported by credit support with such rating in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

     . securities that are issued or guaranteed by a person with such ratings;

     . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

     . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax.
The portfolio may also include "moral obligation" bonds.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase Municipal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended November 30, 1998 and the eleven months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the five year period ended November 30, 1998 were audited by KPMG LLP whose report dated expressed an unqualified opinion on those statements.

                         MuniCash Institutional Shares
The table below sets forth selected financial data for a MuniCash Institutional
               Share outstanding throughout each year presented.

                                          Eleven Months
                                              Ended
                                           October 31,                   Year Ended November 30,
                                                          ----------------------------------------------------
                                               1999         1998       1997       1996       1995       1994
                                          --------------  ---------  ---------  ---------  ---------  --------
Net Asset Value,
 Beginning of Period...................      $    1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                             ---------    --------   --------   --------   --------   --------
Income From Investment
 Operations:
 Net Investment Income.................          .0281      .0346      .0358      .0350      .0382      .0266
                                             ---------   --------   --------   --------   --------   --------
Less Distributions:
 Dividends to Shareholders
  From Net Investment Income...........         (.0281)    (.0346)    (.0358)    (.0350)    (.0382)    (.0266)
                                             ---------   --------   --------   --------   --------   --------
Net Asset Value, End of Period.........      $    1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                             =========   ========   ========   ========   ========   ========
Total Return...........................          3.11%/2/    3.51%      3.63%      3.56%      3.89%      2.69%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).......        308,212    500,254    397,681    281,544    321,642    273,439
Ratio of Expenses to Average
 Daily Net Assets/1/...................           .20%/2/     .18%       .18%       .18%       .18%       .19%
Ratio of Net Investment
 Income to Average Daily Net
  Assets...............................          3.05%/2/    3.47%      3.58%      3.50%      3.83%      2.59%

------------
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .41% (annualized) for the eleven months ended October 31, 1999 and .40%, .41%, .42%, .41% and .42% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniCash Institutional Shares.
/2/  Annualized.

                             CALIFORNIA MONEY FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                   The Fund seeks to provide investors with as
                                   high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal.

Investment Policies:               The Fund invests primarily in debt
                                   obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United
                                   States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal
                                   Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal
                                   Obligations") are exempt from regular federal and California State personal income tax.
                                   California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:      Although the Fund invests in money market
                                   instruments which the investment adviser,
                                   BlackRock Institutional Management
                                   Corporation ("BIMC," or the "Adviser")
                                   believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                   The Fund is non-diversified because it
                                   concentrates its investments in California
                                   Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

                                   Dividends derived from interest on Municipal
                                   Obligations other than California Municipal
                                   Obligations are exempt from federal income tax but may be subject to California State personal income tax.

                                   An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in          The Fund is designed for California
the Fund:                          institutional investors and their customers
                                   seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of principal.

Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                           [Bar Chart Appears Here]

                                   California
                                      Money

                                  1990    5.29
                                  1991    3.94
                                  1992    2.61
                                  1993    2.26
                                  1994    2.73
                                  1995    3.64
                                  1996    3.21
                                  1997    3.39
                                  1998    3.13
                                  1999    2.82


     During the ten-year period shown in the bar chart, the highest quarterly return was 5.50% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.13% (for the quarter ended March 31, 1993).

  The Fund's Average Annual Total Return for Periods Ended December 31, 1999

     -----------------------------------------------------------------------------------------------------------------
                                                                                 1 Year        5 Years      10 Years
     -----------------------------------------------------------------------------------------------------------------
      California Money Fund Institutional Shares                                 2.82%        3.24%          3.30%
     -----------------------------------------------------------------------------------------------------------------
      IBC's Money Fund Report:  California State Specific Tax-Free               2.74%        3.04%          3.17%
      Institutions-Only Money Fund Average*
     -----------------------------------------------------------------------------------------------------------------

     ------------------------------------------------------------------------------------------------------------
                                                                                      7 Day Yield
                                                                                As of December 31, 1999

     ------------------------------------------------------------------------------------------------------------
      California Money Fund Institutional Shares                                          3.33%
     ------------------------------------------------------------------------------------------------------------
      IBC's Money Fund Report:  California State Specific Tax-Free
      Institutions - Only Money Fund Average  *                                           3.47%
     ------------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________

* IBC's Money Fund Report: California State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                        California
                                                        Money Fund
                                                       Institutional
                                                          Shares
                                                          ------

Annual Fund Operating
 Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                            .20%
Other Expenses                                             .25%
  Administration Fees                                               .20%
  Miscellaneous                                                     .05%

Total Annual Fund
 Operating Expenses(1)                                     .45%
                                                           ====

--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                                        California
                                                        Money Fund
                                                       Institutional
                                                          Shares
                                                          ------

Annual Fund Operating
 Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                            .07%
Other Expenses                                             .13%
  Administration Fees                                               .07%
  Miscellaneous                                                     .06%

Total Annual Fund
 Operating Expenses (after
  current waivers)                                         .20%
                                                           ====

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                -----------------------------------------------
                  California Money Fund Institutional Shares
                -----------------------------------------------
                      One Year                $ 46
                      Three years             $144
                      Five Years              $252
                      Ten Years               $567
                -----------------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in California Municipal Obligations.

     Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund's assets will be invested primarily in California Municipal Obligations.
At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Government obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local taxes. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

     The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund is authorized to purchase instruments that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

     . instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

     . instruments issued or guaranteed by persons with short-term debt having such ratings;

     . unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

     . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

     Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax.
The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

     Special Considerations Affecting the Fund. The Fund is concentrated in securities issued by the State of California or entities within the State of California and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal

Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund's portfolio.

     General obligation bonds of the state of California are currently rated AA-and AA3, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting California Municipal Obligations. Significant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

     The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

                             Financial Highlights

     The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended January 31, 1999 and the nine months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.


                  California Money Fund Institutional Shares
   The table below sets forth selected financial data for a California Money
        Institutional Share outstanding throughout each year presented.

                                     Nine Months
                                        Ended
                                     October 31,                      Year Ended January 31,
                                                       ----------------------------------------------------
                                         1999            1999       1998       1997       1996       1995
                                     -----------       ---------  ---------  ---------  ---------  --------
Net Asset Value, Beginning of
 Period............................    $    1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                       ---------       --------   --------   --------   --------   --------
Income From Investment
 Operations:
 Net Investment Income.............        .0201          .0305      .0334      .0316      .0356      .0281
                                       ---------       --------   --------   --------   --------   --------
Less Distributions:
 Dividends to Shareholders
  From Net Investment
  Income...........................       (.0201)        (.0305)    (.0334)    (.0316)    (.0356)    (.0281)
                                       ---------       --------   --------   --------   --------   --------
Net Asset Value, End of Period.....    $    1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                       =========       ========   ========   ========   ========   ========
Total Return.......................         2.73%/2/       3.09%      3.39%      3.21%      3.62%      2.84%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)...      543,476        549,170    460,339    326,521    389,883    385,824
Ratio of Expenses to Average
 Daily Net Assets/1/...............          .20%/2/        .20%       .20%       .20%       .20%       .20%
Ratio of Net Investment Income
 to Average Daily Net Assets.......         2.68%/2/       3.02%      3.34%      3.15%      3.55%      2.79%

------------------------
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% (annualized) for the nine months ended October 31, 1999 and .45%, .46%, .48%, .48% and .48% for the years ended January 31, 1999, 1998, 1997, 1996 and 1995, respectively, for California Money Fund Institutional Shares.
/2/    Annualized.

                              NEW YORK MONEY FUND
--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                   The Fund seeks to provide investors with as
                                   high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New
                                   York City personal income taxes as is
                                   consistent with the preservation of capital and relative stability of principal.

Investment Policies:               The Fund invests primarily in debt
                                   obligations issued by or on behalf of the State of New York. We may also invest in debt obligations issued by or on behalf of other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal
                                   Obligations"). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New
                                   York Municipal Obligations") are exempt from regular federal, New York State and New York
                                   City personal income tax. New York Municipal
                                   Obligations include municipal securities issued by the State of New York and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:      Although the Fund invests in money market
                                   instruments which the investment adviser,
                                   BlackRock Institutional Management
                                   Corporation ("BIMC," or the "Adviser")
                                   believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                   The Fund is non-diversified because it
                                   concentrates its investments in New York
                                   Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

                                   Dividends derived from interest on Municipal
                                   Obligations other than New York Municipal
                                   Obligations are exempt from federal income tax but may be subject to New York State and New York City personal income tax.

                                   An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in          The Fund is designed for institutional
the Fund:                          investors and their customers seeking as high
                                   a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New
                                   York City personal income taxes as is
                                   consistent with the preservation of capital and relative stability of principal.

Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                           [Bar Chart Appears Here]

                                        NY Money

                                 1990    5.40
                                 1991    3.89
                                 1992    2.66
                                 1993    2.22
                                 1994    2.63
                                 1995    3.69
                                 1996    3.30
                                 1997    3.48
                                 1998    3.22
                                 1999    2.99


     During the ten-year period shown in the bar chart, the highest quarterly return was 5.54% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.09% (for the quarter ended March 31, 1994).

  The Fund's Average Annual Total Return for Periods Ended December 31, 1999

------------------------------------------------------------------------------------------------------------------
                                                            1 Year             5 Years            10 Years
------------------------------------------------------------------------------------------------------------------
 New York Money Fund Institutional Shares                     2.99%              3.33%               3.34%
------------------------------------------------------------------------------------------------------------------
 IBC's Money Fund Report: New York State Specific             2.72%              3.11%               3.22%
 Tax-Free Institutions - Only Money Fund Average *
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                      7 Day Yield
                                                                                As of December 31, 1999
-----------------------------------------------------------------------------------------------------------
 New York Money Fund Institutional Shares                                               3.56%
-----------------------------------------------------------------------------------------------------------
 IBC's Money Fund Report:  New York State Specific Tax-Free
 Institutions - Only Money Fund Average*                                                3.55%
-----------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

_______________________

* IBC's Money Fund Report: New York State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of New York State

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

----------------------------------------------------------------------------
                                                     New York
                                                    Money Fund
                                                   Institutional
                                                      Shares
                                                      ------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                         .20%
Other Expenses                                          .30%
  Administration Fees                                            .20%
  Miscellaneous                                                  .10%

Total Annual Fund
 Operating Expenses(1)                                  .50%
                                                        ====

----------------------------------------------------------------------------

(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                                     New York
                                                    Money Fund
                                                   Institutional
                                                      Shares
                                                      ------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                         .05%
Other Expenses                                          .15%
  Administration Fees                                            .05%
  Miscellaneous                                                  .10%

Total Annual Fund
 Operating Expenses
 (after current waivers)                                .20%
                                                        ====

----------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 --------------------------------------------
                      New York Money Fund Institutional
                                    Shares
                 --------------------------------------------
                      One Year                  $ 51
                      Three years               $160
                      Five Years                $280
                      Ten Years                 $628
                 --------------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in New York Municipal Obligations.

     Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund's assets will be invested primarily in New York Municipal Obligations, although the amount of the Fund's assets invested in such securities will vary from time to time. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

     The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

     . instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

     . instruments issued or guaranteed by persons with short-term debt having such ratings;

     . unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

     . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     Municipal Obligations. They may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax.
The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Special Considerations Affecting the Fund. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

     Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have, at times, experienced serious financial difficulties. These difficulties have at times jeopardized the credit standing and impaired the borrowings abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. Strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             FINANCIAL HIGHLIGHTS

          The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended July 31, 1999 and the three months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                   New York Money Fund Institutional Shares
 The table below sets forth selected financial data for a New York Money Fund
        Institutional Share outstanding throughout each year presented.

                                      Three Months
                                          Ended
                                       October 31,                          Year Ended July 31,
                                                           ----------------------------------------------------
                                          1999               1999       1998       1997       1996       1995
                                      ------------         ---------  ---------  ---------  ---------  --------
Net Asset Value, Beginning of
 Period.............................     $    1.00         $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         ---------         --------   --------   --------   --------   --------
 Income From Investment
  Operations:
  Net Investment Income.............         .0076            .0289      .0336      .0334      .0339      .0338
                                         ---------         --------   --------   --------   --------   --------
Less Distributions:
 Dividends to Shareholders
  from Net Investment
  Income............................        (.0076)          (.0289)    (.0336)    (.0334)    (.0339)    (.0338)
                                         ---------         --------   --------   --------   --------   --------
Net Asset Value, End of Period......     $    1.00         $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         =========         ========   ========   ========   ========   ========
Total Return........................          3.06%/2/         2.93%      3.41%      3.39%      3.44%      3.43%
Ratios/Supplemental Data:
 Net Assets, End of Period
  $(000)............................       323,247          295,728    318,091    269,821    272,145    246,650
 Ratio of Expenses to Average
  Daily Net Assets/1/...............           .20%/2/          .20%       .20%       .20%       .20%       .20%
Ratio of Net Investment Income
 to Average Daily Net Assets........          3.02%/2/         2.87%      3.35%      3.34%      3.37%      3.36%

------------------------
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .50% (annualized) for the three months ended October 31, 1999 and .48%, .48%, .49%, .50% and .49% for the years ended July 31, 1999, 1998, 1997, 1996 and 1995, respectively, for New York Money Fund Institutional Shares.
/2/   Annualized.

                            MANAGEMENT OF THE FUND


Investment Adviser

     The Adviser, a majority-owned indirect subsidiary of PNC Bank, serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $58 billion. BIMC (formerly known as PNC Institutional Management Corporation or "PIMC") was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

     As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 1999, TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund paid investment advisory fees and administration fees each aggregating .08%, .08%, .08%, .09%, .06%, .08%, .07%, .07%, .07%, and .05%,
respectively, (net of waivers) of their average net assets. The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."

                            SHAREHOLDER INFORMATION

Price of Fund Shares

     A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of each Fund, except for TempFund and T-Fund is determined as of 12:00 noon and 4:00 P.M., Eastern time (9:00 A.M., and 1:00 P.M. Pacific
Time). The net asset value of TempFund and T-Fund is determined as of 12:00 noon and 5:30 P.M. Eastern time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares

     Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

     The chart below outlines the cut-off times for when purchase orders are executed. Purchase orders accepted by PFPC by the cut-off time and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will be executed that day. Purchase orders received after the cut-off times, and orders for which payment has not been received by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Institutional Shares.


          Portfolio                                Time
          ---------                                ----
     TempFund*                            5:30 PM Eastern Time
     TempCash                             3:00 PM Eastern Time
     FedFund                              3:00 PM Eastern Time
     T-Fund*                              5:30 PM Eastern Time
     Federal Trust Fund                   2:30 PM Eastern Time
     Treasury Trust Fund                  2:30 PM Eastern Time
     MuniFund                             2:30 PM Eastern Time
     MuniCash                             2:30 PM Eastern Time
     California Money Fund**             12:00 Noon Eastern Time
     New York Money Fund                 12:00 Noon Eastern Time


     *Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone, and TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Purchase orders for Institutional Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     Payment for Institutional Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Institutional Shares is $3 million. There is no minimum subsequent investment. A Fund, at its discretion, may reduce the minimum initial investment for Institutional Shares for specific institutions whose aggregate relationship with the Provident Institutional Funds is substantially equivalent to this $3 million minimum and warrants this reduction.

     Institutional Shares of the Funds are sold without charge by a Fund. Institutional investors purchasing or holding Institutional Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Institutional Shares of the Funds. An institution purchasing Institutional Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

     Redemption orders must be transmitted to the Funds' Office in Wilmington, Delaware in the manner described under "Purchase of Shares." Institutional Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

     The chart below outlines the cut-off times for the redemption of Institutional shares of the Funds. Payment for redeemed Institutional Shares of the Funds for which redemption requests are received by PFPC by the established cut-off times on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established cut-off times, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.


          Portfolio                                   Time
          ---------                                   ----
     TempFund*                                 5:30 PM Eastern Time
     TempCash                                  3:00 PM Eastern Time
     FedFund                                   3:00 PM Eastern Time
     T-Fund*                                   5:30 PM Eastern Time
     Federal Trust Fund                        2:30 PM Eastern Time
     Treasury Trust Fund                       2:30 PM Eastern Time
     MuniFund                                 12:00 Noon Eastern Time
     MuniCash                                 12:00 Noon Eastern Time
     California Money Fund**                  12:00 Noon Eastern Time
     New York Money Fund                      12:00 Noon Eastern Time


     *Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.

    **Redemption orders for Institutional Shares of California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time for a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after sixty days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Institutional Share account to $100,000 or more, no such redemption shall take place. If a shareholder's Institutional Share account falls below an average of $100,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Institutional Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

Dividends and Distributions

     Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

     Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

     Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distribution on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

     Tax Exempt Funds -- MuniFund, MuniCash, California Money Fund and New York
     ----------------
Money Fund ("the Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

     Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to corporate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations such dividends will be subject to California state personal income tax, even though such dividends may be exempt for Federal income tax purposes.

     Dividends paid by California Money Fund derived from U.S. Government obligations generally will be exempt from state and local tax as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     The New York Money Fund intends to comply with certain state tax requirements so that the exempt-interest dividends derived from interest on New York Municipal Obligations will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes.) Dividends and distributions derived from taxable income and capital gains are exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Except as noted with respect to New York State and New York City personal income taxes, dividends and distributions paid to shareholders that are derived from income on Municipal Obligations may be taxable income under state or local law even though all or a portion of such dividends or distributions may be derived from interest on tax-exempt obligations that, if paid directly to shareholders, would be tax-exempt income.

     PFPC, as transfer agent, will send each of the Funds shareholder or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send California Money Fund and New York Money Funds' shareholders or their authorized representatives an annual statement regarding, as applicable California, New York State and New York City tax treatment.

                                  *    *    *

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management.
It is legally part of this prospectus (it is incorporated by reference).   The
Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.pif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Provident Institutional Funds 1940 Act File No. is 811-2354.

                             ADMINISTRATION SHARES
                                      OF
                                   TEMPFUND
                                    T-FUND
                                   MUNIFUND
                             CALIFORNIA MONEY FUND

                       Investment Portfolios offered by
                         Provident Institutional Funds


                                  Prospectus

                                 March 1, 2000


Bellevue Park Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809



                              Investment Adviser
                BlackRock Institutional Management Corporation

The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
HOW TO FIND THE INFORMATION YOU NEED ABOUT THE ADMINISTRATION SHARES OF
 PROVIDENT INSTITUTIONAL FUNDS............................................
TEMPFUND..................................................................
T-FUND....................................................................
MUNIFUND..................................................................
CALIFORNIA MONEY FUND.....................................................
MANAGEMENT OF THE FUND....................................................
SHAREHOLDER INFORMATION...................................................
     Price of Fund Shares.................................................
     Purchase of Shares...................................................
     Redemption of Shares.................................................
     Administration Shareholder Service Plan..............................
     Dividends and Distributions..........................................
     Federal Taxes........................................................
     State and Local Taxes................................................

                     HOW TO FIND THE INFORMATION YOU NEED
                      ABOUT THE ADMINISTRATION SHARES OF
                         PROVIDENT INSTITUTIONAL FUNDS

--------------------------------------------------------------------------------

     Welcome to the new Provident Institutional Funds Prospectus for Administration Shares.

     The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Administration Shares of the Provident Institutional Funds (the "Trust").

     This prospectus contains information about the four portfolios (the "Funds") of the Trust that offer Administration shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services, and your rights as a shareholder. These sections apply to all the Funds.

     Administration Shares are sold to institutions that have entered into servicing agreements with the Trust in connection with their investments.

     The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

     For purchase and redemption orders only call: 800-441-7450 (in Delaware:
302-791-5350). For yield call: 800-821-6006 (TempFund Administration Shares
Code: H1; T-Fund Administration Shares Code: N1; MuniFund Administration Shares
Code: K1; California Money Fund Administration Shares Code: R1). For other information call: 800-821-7432 or visit our web site at www.pif.com.

                                   TEMPFUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                        The Fund seeks current income with
                                        liquidity and stability of principal.


Investment Policies:                    The Fund invests in a broad range of
                                        money market instruments, including
                                        government, bank, and commercial
                                        obligations and repurchase agreements
                                        relating to such obligations.


Principal Risks of Investing:           Although the Fund invests in money
                                        market instruments which the investment
                                        adviser, BlackRock Institutional
                                        Management Corporation ("BIMC," or the
                                        "Adviser") believes present minimal
                                        credit risks at the time of purchase,
                                        there is a risk that an issuer may not
                                        be able to make principal and interest
                                        payments when due. The Fund is also
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors seeking current income and
                                        stability of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                          [Bar Chart Appears Here]/1/



                                    TempFund

                            1990      8.02
                            1991      5.99
                            1992      3.64
                            1993      2.87
                            1994      3.94
                            1995      5.74
                            1996      5.17
                            1997      5.35
                            1998      5.27
                            1999      4.90


     During the ten-year period shown in the bar chart, the highest quarterly return was 8.12% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

     The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

     -------------------------------------------------------------------------------------------------------------
                                                                   1 Year        5 Years      10 Years
     -------------------------------------------------------------------------------------------------------------
     TempFund Dollar Shares/1/                                        4.90%         5.28%         5.08%
     -------------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  First Tier Institutions -
     Only Money Fund Average*                                         4.95%         5.21%         4.95%
     -------------------------------------------------------------------------------------------------------------

     -------------------------------------------------------------------------------------------------------------
                                                                                    7 Day Yield
                                                                              As of December 31, 1999
     -------------------------------------------------------------------------------------------------------------
     TempFund Dollar Shares/1/                                                        5.23%
     -------------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  First Tier
     Institutions - Only Money Fund Average*                                          5.49%
     -------------------------------------------------------------------------------------------------------------


Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Administration Shares of the Fund has not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------

                                                 TempFund
                                           Administration Shares
                                           ---------------------
                                                (estimated)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                               .09%
Other Expenses                                .21%
     Administration Fees                                .09%
     Miscellaneous                                      .12%

Total Annual Fund
     Operating Expenses(1)                    .30%
                                              ===

________________________________________________________________________________
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                 TempFund
                                           Administration Shares
                                           ---------------------
                                                (estimated)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                               .08%
Other Expenses                                .20%
     Administration Fees                                .08%
     Miscellaneous                                      .12%

Total Annual Fund Operating Expenses
 (after current waivers)                      .28%
                                              ====

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      ----------------------------------
                        TempFund Administration Shares
                                  (estimated)
                      ----------------------------------

                        One Year               $ 31
                        Three Years            $ 97
                        Five Years             $169
                        Ten Years              $381
                      ----------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 .    securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 .    securities that are issued or guaranteed by a person with such ratings;

 .    securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 .    securities issued or guaranteed as to principal or interest by the U.S.
     Government or any of its agencies or instrumentalities; or

 .    securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

     Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances and bank notes issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

     Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and maturity requirements.

     Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Repurchase Agreements.   The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

                                    T-FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                        The Fund seeks current income with
                                        liquidity and stability of principal.


Investment Policies:                    The Fund invests in U.S. Treasury bills,
                                        notes, trust receipts and direct
                                        obligations of the U.S. Treasury and
                                        repurchase agreements relating to direct
                                        Treasury obligations.


Principal Risks of Investing:           Securities issued or guaranteed by the
                                        U.S. Government have historically
                                        involved little risk of loss of
                                        principal if held to maturity. However,
                                        due to fluctuations in interest rates,
                                        the market value of such securities may
                                        vary during the period a shareholder
                                        owns shares of the Fund. The Fund is
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.


Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors seeking current income with
                                        liquidity and security of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                          [Bar Chart Appears Here]/1/




                                     T-Fund

                               1990    7.97
                               1991    5.96
                               1992    3.58
                               1993    2.82
                               1994    3.66
                               1995    5.61
                               1996    5.08
                               1997    5.19
                               1998    5.09
                               1999    4.64



     During the ten-year period shown in the bar chart, the highest quarterly return was 8.08% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

  The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

     -------------------------------------------------------------------------------------------------------------
                                                                       1 Year         5 Years        10 Years
     -------------------------------------------------------------------------------------------------------------
     T-Fund Dollar Shares/1/                                            4.64%         5.12%          4.95%
     -------------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Government Institutions - Only           4.83%         5.11%          4.95%
     Money Fund Average*

     -------------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
                                                                                      7 Day Yield
                                                                                 As of December 31, 1999
     ---------------------------------------------------------------------------------------------------------
     T-Fund Dollar Shares/1/                                                                   4.47%
     ---------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Government Institutions - Only Money Fund
     Average*                                                                                  5.27%
     ---------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Administration Shares of the Fund has not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                          T-Fund
                                                   Administration Shares
                                                   ---------------------
                                                        (estimated)

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                       .12%
Other Expenses                                        .24%
     Administration Fees                                         .12%
     Miscellaneous                                               .12%

Total Annual Fund
 Operating Expenses(1)                                .36%
                                                     ====

------------------------------------------------------------------------------
(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                          T-Fund
                                                   Administration Shares
                                                   ---------------------
                                                        (estimated)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                       .09%
Other Expenses                                        .21%
     Administration Fees                                        .09%
     Miscellaneous                                              .12%

Total Annual Fund
 Operating Expenses (after current waivers)          .30%
                                                     ====

-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ------------------------------------------------
             T-Fund Administration Shares (estimated)
         ------------------------------------------------
          One Year                         $ 37
          Three Year                       $116
          Five Year                        $202
          Ten Year                         $456
         ------------------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agreements relating to direct Treasury obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

     Investments. The Fund's investments may include the following:

     U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Repurchase Agreements. The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund' principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

                                   MUNIFUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:               The Fund seeks as high a level of current
                               interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:           The Fund invests in a broad range of short-term
                               tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests
                               (collectively, "Municipal Obligations").

Principal Risks of Investing:  Although the Fund invests in money market instruments which the investment adviser,
                               BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                               An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in      The Fund is designed for institutional investors
The Fund:                      seeking as high a level of current interest
                               income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          [Bar Chart Appears Here]/1/




                                     MuniFund

                              1990     5.15
                              1991     3.53
                              1992     2.23
                              1993     1.96
                              1994     2.36
                              1995     3.43
                              1996     3.02
                              1997     3.20
                              1998     3.03
                              1999     2.85


     During the ten-year period shown in the bar chart, the highest quarterly return was 5.62% (for the quarter ended March 31, 1990) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).

     The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

     ---------------------------------------------------------------------------------------------------------
                                                                1 Year           5 Years          10 Years

     ---------------------------------------------------------------------------------------------------------
     MuniFund Dollar Shares/1/                                   2.85%             3.11%              3.07%

     ---------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Tax-Free Institutions -           2.96%             3.22%              3.34%
     Only Money Fund Average*

     ---------------------------------------------------------------------------------------------------------

     -------------------------------------------------------------------------------------------------------
                                                                                         7 Day Yield
                                                                                   As of December 31, 1999
     -------------------------------------------------------------------------------------------------------
     MuniFund Dollar Shares/1/                                                               3.41%

     -------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Tax-Free Institutions - Only
     Money Fund Average*                                                                     3.85%
     -------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Administration Shares of the Fund has not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: Tax Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

---------------------------------------------------------------------------------------------
                                                                     MuniFund
                                                                Administration Shares
                                                      ----------------------------------------
                                                                    (estimated)
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                        .17%
Other Expenses                                         .34%
   Administration Fees
                                                                                  .17%
  Miscellaneous                                                                   .17%
Total Annual Fund                                      .51%
  Operating Expenses (1)                               ===

---------------------------------------------------------------------------------------------

(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

------------------------------------------------------------------------------
                                                               MuniFund
                                                         Administration Shares
                                                      --------------------------
                                                             (estimated)
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                         .07%
Other Expenses                                          .23%
  Administration Fees                                                    .07%
  Miscellaneous                                                          .16%

Total Annual Fund                                       .30%
  Operating Expenses (after current waivers)            ===

-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                 ------------------------------------
                    MuniFund Administration Shares
                         (estimated)
                 ------------------------------------
                 One Year                  $ 52
                 Three years               $164
                 Five years                $285
                 Ten years                 $640
                 ------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

     Except during periods of unusual market conditions or during temporary defensive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

  . securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

  .  securities that are issued or guaranteed by a person with such ratings; or

  . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

  . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax.
The portfolio may also include "moral obligation" bonds.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase Municipal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             CALIFORNIA MONEY FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                   The Fund seeks to provide investors with as
                                   high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal.


Investment Policies:               The Fund invests primarily in debt
                                   obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United
                                   States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal
                                   Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal
                                   Obligations") are exempt from regular federal and California State personal income tax.
                                   California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.


Principal Risks of Investing:      Although the Fund invests in money market
                                   instruments which the investment adviser,
                                   BlackRock Institutional Management
                                   Corporation ("BIMC," or the "Adviser")
                                   believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                   The Fund is non-diversified because it
                                   concentrates its investments in California
                                   Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

                                   Dividends derived from interest on Municipal
                                   Obligations other than California Municipal
                                   Obligations are exempt from federal income tax but may be subject to California State personal income tax.

                                   An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the      The Fund is designed for California
Fund:                              institutional investors and their customers
                                   seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                          [Bar Chart Appears Here]/1/



                                   California
                                      Money

                            1990       5.04
                            1991       3.69
                            1992       2.36
                            1993       2.01
                            1994       2.48
                            1995       3.39
                            1996       2.96
                            1997       3.14
                            1998       2.88
                            1999       2.57


          During the ten-year period shown in the bar chart, the highest quarterly return was 5.25% (for the quarter ended June 30, 1990) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).

  The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                                          1 Year         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------
California Money Fund Dollar Shares/1/                                     2.57%           2.99%          3.05%
------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  California State Specific Tax-Free               2.74%           3.04%          3.17%
Institutions-Only Money Fund Average*
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                                   7 Day Yield
                                                                             As of December 31, 1999
----------------------------------------------------------------------------------------------------
California Money Fund Dollar Shares/1/                                               3.08%
----------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  California State Specific Tax-Free
Institutions - Only Money Fund Average  *                                            3.47%
----------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Administration Shares of the Fund has not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: California State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


--------------------------------------------------------------------------------
                                            California Money
                                                 Fund
                                             Administration
                                                Shares
                                                ------
                                              (estimated)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                  .20%
Other Expenses                                   .35%
     Administration Fees                                         .20%
Miscellaneous                                                    .15%

Total Annual Fund
 Operating Expenses(1)                           .55%
                                                 ====
--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                            California Money
                                                 Fund
                                             Administration
                                                Shares
                                                ------
                                              (estimated)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                  .07%
Other Expenses                                   .23%
     Administration Fees                                         .07%
     Shareholder Servicing Fees                                  .00%
     Miscellaneous                                               .16%

Total Annual Fund
 Operating Expenses (after current waivers)      .30%
                                                 ====
--------------------------------------------------------------------------------

Example

     This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      -----------------------------------
                               California Money
                                     Fund
                             Administration Shares
                                  (estimated)
                      -----------------------------------
                       One Year             $ 56
                       Three years          $176
                       Five Years           $307
                       Ten Years            $689
                      -----------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

   The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in California Municipal Obligations.

   Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund's assets will be invested primarily in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Government obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local taxes. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

     The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund is authorized to purchase instruments that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 . instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . instruments issued or guaranteed by persons with short-term debt having such ratings;

 . unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

 . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

     Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

     Special Considerations Affecting the Fund. The Fund is concentrated in securities issued by the State of California or entities within the State of California and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of

California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund's portfolio.

     General obligation bonds of the state of California are currently rated AA-and AA3, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting California Municipal Obligations. Significant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

     The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

                            MANAGEMENT OF THE FUND

Investment Adviser

     The Adviser, a majority-owned indirect subsidiary of PNC Bank, serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $58 billion. BIMC (formerly known as PNC Institutional Management Corporation or "PIMC") was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

     As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 1999, TempFund, T-Fund, MuniFund and California Money Fund paid investment advisory fees and administration fees each aggregating .08%, .09%, .07% and .07%, respectively, (net of waivers) of their average net assets. The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."

                            SHAREHOLDER INFORMATION

Price of Fund Shares

     A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund and California Money Fund is determined as of 12:00 noon and 4:00 P.M., Eastern time (9:00 A.M., and 1:00 P.M. Pacific time). The net asset value of TempFund and T-Fund is determined as of 12:00 noon and 5:30 P.M. Eastern time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares

     Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

     The chart below outlines the cut-off times for when purchase orders are executed. Purchase orders accepted by PFPC by the cut-off time and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will be executed that day. Purchase orders received after the cut-off times, and orders for which payment has not been received by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Administration Shares.


          Portfolio                               Time
          ---------                               ----
     TempFund*                            5:30 PM Eastern Time
     T-Fund*                              5:30 PM Eastern Time
     MuniFund                             2:30 PM Eastern Time
     California Money Fund**             12:00 Noon Eastern Time


     *Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone, and TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Purchase orders for Administration Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     Payment for Administration Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Administration Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

     Administration Shares of the Funds are sold without charge by a Fund. Institutional investors purchasing or holding Administration Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Administration Shares of the Funds. An institution purchasing Administration Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

     Redemption orders must be transmitted to the Funds' Office in Wilmington, Delaware in the manner described under "Purchase of Shares." Administration Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

     The chart below outlines the cut-off times for the redemption of Administration Shares of the Funds. Payment for redeemed Administration Shares of the Funds for which redemption requests are received by PFPC by the established cut-off times on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established cut-off times, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.


          Portfolio                                Time
          ---------                                ----
     TempFund*                             5:30 PM Eastern Time
     T-Fund*                               5:30 PM Eastern Time
     MuniFund                             12:00 Noon Eastern Time
     California Money Fund**              12:00 Noon Eastern Time


     *Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Redemption orders for Administration Shares of the California Money Fund will be accepted between 12:00 noon Eastern Time and 1:00 PM Eastern Time for a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000, after sixty days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also "Management of the Fund - Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investment fiduciary funds in Administration Shares.

Administration Shareholder Service Plan

     Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Administration Shares. The Fund will enter into an agreement with each Service Organization which purchases Administration Shares requiring it to provide services to its customers who are the beneficial owners of such shares in consideration of the Fund's payment of up to .10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization for the benefit of customers. Such services are described more fully in the Statement of Additional Information under "Management of the Fund - Service Organization." Because fees associated with the shareholder service plans are paid out of the Funds' assets on an ongoing basis, over time, holders of the Administration Shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by NASD Regulation Inc. Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Administration Shares.

Dividends and Distributions

     Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

     Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

     Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distribution on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax Exempt Funds - MuniFund and California Money Fund ("the Tax-Exempt Funds")
----------------
anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

     Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to corporate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations such dividends will be subject to California state personal income tax, even though such dividends may be exempt for Federal income tax purposes.

     Dividends paid by California Money Fund derived from U.S. Government obligations generally will be exempt from state and local tax as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     PFPC, as transfer agent, will send each of the Funds shareholder or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send California Money Fund and New York Money Funds' shareholders or their authorized representatives an annual statement regarding, as applicable California, New York State and New York City tax treatment.

                                  *    *    *

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.pif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Provident Institutional Funds 1940 Act File No. is 811-2354.

                                 DOLLAR SHARES
                                      OF
                                   TEMPFUND
                                   TEMPCASH
                                    FEDFUND
                                    T-FUND
                              FEDERAL TRUST FUND
                              TREASURY TRUST FUND
                                   MUNIFUND
                                   MUNICASH
                             CALIFORNIA MONEY FUND
                              NEW YORK MONEY FUND

                       Investment Portfolios offered by
                         Provident Institutional Funds


                                  Prospectus

                                 March 1, 2000

Bellevue Park Corporate Center
400 Bellevue Parkway
Wilmington, DE  19809

                              Investment Adviser
                BlackRock Institutional Management Corporation

The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

                                                                Page
How to Find the Information You Need About the Dollar Shares
  of Provident Institutional Funds............................
TEMPFUND......................................................
TEMPCASH......................................................
FEDFUND.......................................................
T-FUND........................................................
FEDERAL TRUST FUND............................................
TREASURY TRUST FUND...........................................
MUNIFUND......................................................
MUNICASH......................................................
CALIFORNIA MONEY FUND.........................................
NEW YORK MONEY FUND...........................................
MANAGEMENT OF THE FUND........................................
SHAREHOLDER INFORMATION.......................................
Price of Fund Shares..........................................
Purchase of Shares............................................
Redemption of Shares..........................................
Dollar Shareholder Service Plan...............................
Dividends and Distributions...................................
Federal Taxes.................................................
State and Local Taxes.........................................

                HOW TO FIND THE INFORMATION YOU NEED ABOUT THE
                DOLLAR SHARES OF PROVIDENT INSTITUTIONAL FUNDS

________________________________________________________________________________

     Welcome to the new Provident Institutional Funds Prospectus for Dollar Shares.

     The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Dollar Shares of the Provident Institutional Funds (the "Trust").

     This prospectus contains information about the Dollar Shares of all 10 of the Trust's portfolios (the "Funds"). To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services and your rights as a shareholder. These sections apply to all the Funds.

     Dollar Shares are sold to institutions that have entered into servicing agreements with the Trust in connection with their investments.

     The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

     For purchase and redemption orders only call:  800-441-7450 (in Delaware:
302-791-5350). For yield call: 800-821-6006 (TempFund Dollar Shares Code: 20; TempCash Dollar Shares Code: 23; FedFund Dollar Shares Code 31; T-Fund Dollar Shares Code: 61; Federal Trust Fund Dollar Shares Code: 12; Treasury Trust Fund Dollar Shares Code: 63; MuniFund Dollar Shares Code: 59; MuniCash Dollar Shares
Code: 54; California Money Fund Dollar Shares Code: 57; New York Money Fund Dollar Shares Code: 55). For other information call: 800-821-7432 or visit our web site at www.pif.com.

                                   TEMPFUND

________________________________________________________________________________

                              RISK/RETURN SUMMARY


Investment Goal:                     The Fund seeks current income with
                                     liquidity and stability of principal.

Investment Policies:                 The Fund invests in a broad range of money
                                     market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

Principal Risks of Investing:        Although the Fund invests in money market
                                     instruments which the investment adviser,
                                     BlackRock Institutional Management
                                     Corporation ("BIMC," or the "Adviser")
                                     believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                     An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:  The Fund is designed for institutional investors seeking current income and
                                     stability of principal.

Performance Information

          The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                           [Bar Chart Appears Here]




                                    TempFund

                           1990      8.02
                           1991      5.99
                           1992      3.64
                           1993      2.87
                           1994      3.94
                           1995      5.74
                           1996      5.17
                           1997      5.35
                           1998      5.27
                           1999      4.90


          During the ten-year period shown in the bar chart, the highest quarterly return was 8.12% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

  The Fund's Average Annual Total Return for Periods Ended December 31, 1999

--------------------------------------------------------------------------------------------------------------
                                                                        1 Year         5 Years       10 Years
--------------------------------------------------------------------------------------------------------------
TempFund Dollar Shares                                                   4.90%          5.28%          5.08%
--------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:   First Tier Institutions - Only Money          4.95%          5.21%          4.95%
 Fund Average*
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                 7 Day Yield
                                                                            As of December 31, 1999
--------------------------------------------------------------------------------------------------------------
TempFund Dollar Shares                                                                  5.23%
--------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  First Tier                                                    5.49%
 Institutions - Only Money Fund Average*
--------------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

_________________________

* IBC's Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                          TempFund
                                                        Dollar Shares
                                                        -------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                         .09%
Other Expenses                                          .36%
     Administration Fees                                         .09%
     Shareholder Servicing Fees                                  .25%
     Miscellaneous                                               .02%

Total Annual Fund
  Operating Expenses(1)                                 .45%
                                                        ===
--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.


                                                          TempFund
                                                        Dollar Shares
                                                        -------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                         .08%
Other Expenses                                          .35%
     Administration Fees                                         .08%
     Shareholder Servicing Fees                                  .25%
     Miscellaneous                                               .02%

Total Annual Fund Operating Expenses
 (after current waivers)                                .43%
                                                        ====
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           ------------------------
                            TempFund Dollar Shares
                           ------------------------

                             One Year        $ 46
                             Three Years     $144
                             Five Years      $252
                             Ten Years       $567
                           ------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

  . securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

  .  securities that are issued or guaranteed by a person with such ratings;

  . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

  . securities issued or guaranteed as to principal or interest by the U.S. Government

  .  or any of its agencies or instrumentalities; or

  .     securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Investments.  The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

     Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances and bank notes issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

     Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and maturity requirements.

     Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Repurchase Agreements.   The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended September 30, 1999 and the one month ended October 31,1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                            TempFund Dollar Shares
The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.



                                      One Month
                                        Ended                    Year Ended September 30,
                                     October 31,   ---------------------------------------------------
                                         1999        1999       1998       1997       1996       1995
                                         ----      ---------  ---------  ---------  ---------  -------
Net Asset Value,
 Beginning of Period...............    $    1.00   $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                       ---------   --------   --------   --------   --------   -------
Income From Investment Operations:
  Net Investment Income............        .0043      .0470      .0524      .0514      .0516     .0542
                                       ---------   --------   --------   --------   --------   -------
Less Distributions:
 Dividends to Shareholders
 From Net Investment Income........       (.0043)    (.0470)    (.0524)    (.0514)    (.0516)   (.0542)
                                       ---------   --------   --------   --------   --------   -------
  Net Asset Value,
  End of Period....................    $    1.00   $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                       =========   ========   ========   ========   ========   =======
Total Return.......................     5.15%/2/       4.81%      5.38%      5.27%      5.30%     5.57%
Ratios/Supplemental Data:
Net Assets,
  End of Period $(000).............      446,569    497,178    302,476    355,284    162,119    81,828
Ratio of Expenses to Average Daily
   Net Assets/1/...................      .43%/2/        .43%       .43%       .43%       .43%      .49%

Ratio of Net Investment
Income to Average Daily Net             5.06%/2/       4.71%      5.25%      5.14%      5.16%     5.42%
 Assets

____________

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% (annualized) for the one month ended October 31, 1999 and .47%, .48%, .49%, .51%, and .52%
    for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively, for TempFund Dollar Shares.

/2/ Annualized.

                                   TEMPCASH

________________________________________________________________________________

                              RISK/RETURN SUMMARY


Investment Goal:               The Fund seeks current income with liquidity and
                               stability of principal.

Investment Policies:           The Fund invests in a broad range of money market
                               instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements relating to such obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations.

Principal Risks of Investing:  Although the Fund invests in money market instruments which the investment adviser,
                               BlackRock Institutional Management Corporation ("BIMC," or the "Adviser"), believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                               Because of its concentration in the financial services industry, the Fund will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

                                     An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:  The Fund is designed for institutional investors seeking current income and
                                     stability of principal.


Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                           [Bar Chart Appears Here]




                                    TempCash

                           1990       8.17
                           1991       6.02
                           1992       3.55
                           1993       2.90
                           1994       4.05
                           1995       5.77
                           1996       5.19
                           1997       5.37
                           1998       5.30
                           1999       4.88



     During the ten-year period shown in the bar chart, the highest quarterly return was 8.28% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.82% (for the quarter ended March 31, 1993).

     The Fund's Average Annual Total Return for Periods Ended December 31, 1999

----------------------------------------------------------------------------------------------------------
                                                                   1 Year         5 Years       10 Years
----------------------------------------------------------------------------------------------------------
TempCash Dollar Shares                                               4.88%          5.30%          5.10%
----------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  First Tier Institutions - Only             4.95%          5.21%          4.95%
 Money Fund Average*
----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                            7 Day Yield
                                                      As of December 31, 1999
------------------------------------------------------------------------------
TempCash Dollar Shares                                         5.33%
------------------------------------------------------------------------------
IBC's Money Fund Report:  First Tier
Institutions - Only Money Fund Average*                        5.49%
------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________

* IBC's Money Fund Report: First Tier Institutions - Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------

                                                   TempCash
                                                   Dollar Shares
                                                   -------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                    .16%
Other Expenses                                     .43%
     Administration Fees                                    .16%
     Shareholder Servicing Fees                             .25%
     Miscellaneous                                          .02%

Total Annual Fund
 Operating Expenses(1)                             .59%
                                                   ====

--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                TempCash
                                                Dollar Shares
                                                -------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                  .08%
Other Expenses                                   .35%
     Administration Fees                                 .08%
     Shareholder Servicing Fees                          .25%
     Miscellaneous                                       .02%

Total Annual Fund Operating Expenses
 (after current waivers)                         .43%
                                                 ====
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      -------------------------
                           TempCash Dollar
                                Shares
                      -------------------------

                      One Year          $ 60
                      Three years       $189
                      Five Years        $329
                      Ten Years         $738
                      -------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements relating to such obligations. At least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations, unless the Fund is in a temporary defensive position.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund generally will limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

  . securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

  .  securities that are issued or guaranteed by a person with such ratings;

  . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

  . securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities; or

  . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Investments.  The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

     Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations and certificates of deposit, bankers' acceptances, bank notes and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risks. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

     Commercial Paper. The Fund may invest in commercial paper and short-term notes and corporate bonds that meet the Fund's quality and maturity restrictions. Commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian Commercial Paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

     Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Guaranteed Investment Contracts. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Repurchase Agreements. The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

     Concentration. The Fund intends to concentrate more than 25% of its total assets in the obligations of issuers in the financial services industry and repurchase agreements relating to such obligations. Because the Fund concentrates its assets in the financial services industry it will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, and general economic conditions.

     Foreign Exposure. Securities issued by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended September 30, 1999 and the one month ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                            TempCash Dollar Shares
The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

                                                            TempCash Dollar Shares
                                    ---------------------------------------------------------------------

                                                                   Year Ended September 30,
                                     One Month
                                       Ended
                                    October 31,      ----------------------------------------------------
                                        1999           1999       1998       1997       1996       1995
                                    -----------      --------   --------   --------   --------   --------
Net Asset Value,
 Beginning of Period..............    $    1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                      ---------      --------   --------   --------   --------   --------
Income From Investment
 Operations:
Net Investment Income.............        .0042         .0471      .0527      .0516      .0517      .0550
                                      ---------      --------   --------   --------   --------   --------
Less Distributions:
Dividends to Shareholders
 From Net Investment
 Income...........................       (.0042)       (.0471)    (.0527)    (.0516)    (.0517)    (.0550)
                                      ---------      --------   --------   --------   --------   --------
Net Asset Value,
 End of Period....................    $    1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                      =========      ========   ========   ========   ========   ========
Total Return......................         5.06%/2/      4.82%      5.41%      5.29%      5.31%      5.65%
Ratios/Supplemental
 Data:
Net Assets, End of Period
 $(000)...........................      401,426       378,010    503,809    401,529    527,830    454,156
Ratio of Expenses to Average                .43%/2/       .43%       .43%       .43%       .43%       .41%
 Daily Net Assets/1/..............
Ratio of Net Investment
 Income to Average                         4.94%/2/      4.70%      5.27%      5.16%      5.17%      5.50%
 Daily Net Assets.................

____________
/1/   Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .59% (annualized) for the one month ended October 31, 1999 and .55%, .57%, .55%, .58% and .55% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively, for TempCash Dollar Shares.
/2/   Annualized.

                                    FEDFUND
--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                     The Fund seeks current income with
                                     liquidity and stability of principal.

Investment Policies:                 The Fund invests in a portfolio consisting
                                     of U.S. Treasury bills, notes and other
                                     obligations issued or guaranteed by the
                                     U.S. Government, its agencies or
                                     instrumentalities and repurchase agreements relating to such obligations.

Principal Risks of Investing:        Securities issued or guaranteed by the U.S.
                                     Government, its agencies and
                                     instrumentalities have historically
                                     involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                     An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:  The Fund is designed for institutional investors seeking current income with
                                     liquidity and security of principal.

Performance Information

          The Bar Chart and the Table below indicate the risks of investing in the Fund by showing the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                           [Bar Chart Appears Here]




                                     FedFund

                               1990     7.90
                               1991     5.88
                               1992     3.57
                               1993     2.86
                               1994     3.97
                               1995     5.67
                               1996     5.09
                               1997     5.22
                               1998     5.13
                               1999     4.76



          During the ten-year period shown in the bar chart, the highest quarterly return was 7.99% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.82% (for the quarter ended June 30, 1993).

     The Fund's Average Annual Total Return for Periods Ended December 31, 1999

                                                                          1 Year             5 Years           10 Years
--------------------------------------------------------------------------------------------------------------------------
FedFund Dollar Shares                                                            4.76%              5.17%        5.00%
--------------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report: Government Institutions - Only Money Fund               4.69%              5.02%        4.95%
 Average*
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                  7 Day Yield
                                                                           As of December 31, 1999
--------------------------------------------------------------------------------------------------------
FedFund Dollar Shares                                                              4.88%
--------------------------------------------------------------------------------------------------------
IBC Financial Data's Government                                                    5.06%
Institutions - Only Money Fund Average*
--------------------------------------------------------------------------------------------------------



Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________

* IBC's Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

-------------------------------------------------------------------------------
                                                     FedFund
                                                   Dollar Shares
                                                   -------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                    .12%
Other Expenses                                     .41%
     Administration Fees                                    .12%
     Shareholder Servicing Fees                             .25%
     Miscellaneous                                          .04%

Total Annual Fund
 Operating Expenses(1)                             .53%
                                                   ====
------
(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                      FedFund
                                                   Dollar Shares
                                                   -------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                    .08%
Other Expenses                                     .37%
     Administration Fees                                    .08%
     Shareholder Servicing Fees                             .25%
     Miscellaneous                                          .04%

Total Annual Fund
 Operating Expenses                                .45%
                                                   ====

-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      ----------------------------------
                             FedFund Dollar Shares
                      ----------------------------------
                         One Year                 $ 54
                         Three years              $170
                         Five Years               $296
                         Ten Years                $665
                      ----------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

    The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (in addition to direct Treasury obligations) and repurchase agreements relating to such obligations.

    The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

    Investments.  The Fund's investments may include the following:

    U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

    Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

    Repurchase Agreements.  The Fund may enter into repurchase agreements.

    Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

    Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                             FedFund Dollar Shares
 The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

                                                                FedFund Dollar Shares

                                                 ---------------------------------------------------
                                                                Year Ended October 31,
                                                 ---------------------------------------------------
                                                   1999      1998      1997       1996       1995
                                                 --------  --------  ---------  ---------  ---------
Net Asset Value, Beginning of Period...........  $  1.00   $  1.00   $   1.00   $   1.00   $   1.00
                                                 -------   -------   --------   --------   --------
Income From Investment Operations:
 Net Investment Income.........................    .0458     .0510      .0505      .0504      .0546
                                                 -------   -------   --------   --------   --------
Less Distributions:
 Dividends to Shareholders From Net
  Investment Income............................   (.0458)   (.0510)    (.0505)    (.0504)    (.0546)
                                                 -------   -------   --------   --------   --------
Net Asset Value, End of Period.................  $  1.00   $  1.00   $   1.00   $   1.00   $   1.00
                                                 =======   =======   ========   ========   ========
Total Return...................................     4.69%     5.23%      5.18%      5.16%      5.61%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)...............   34,611    30,459    116,316    113,747    213,177
Ratio of Expenses to Average Daily Net
  Assets/1/....................................      .45%      .45%       .45%       .44%       .43%
Ratio of Net Investment Income to Average
  Daily Net Assets.............................     4.56%     5.10%      5.05%      5.04%      5.46%

________________________
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .53%, .53%, .54%, .55% and
 .54% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for FedFund Dollar Shares.

                                     T-FUND
--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                     The Fund seeks current income with
                                     liquidity and stability of principal.

Investment Policies:                 The Fund invests in U.S. Treasury bills,
                                     notes, trust receipts and direct
                                     obligations of the U.S. Treasury and
                                     repurchase agreements relating to direct
                                     Treasury obligations.

Principal Risks of Investing:        Securities issued or guaranteed by the U.S.
                                     Government have historically involved
                                     little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The
                                     Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                     An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:  The Fund is designed for institutional investors seeking current income with
                                     liquidity and security of principal.

Performance Information

          The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                           [Bar Chart Appears Here]





                                     T-Fund

                         1990     7.97
                         1991     5.96
                         1992     3.58
                         1993     2.82
                         1994     3.66
                         1995     5.61
                         1996     5.08
                         1997     5.19
                         1998     5.09
                         1999     4.64


          During the ten-year period shown in the bar chart, the highest quarterly return was 8.08% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

     The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

-------------------------------------------------------------------------------------------------------------------------
                                                                        1 Year         5 Years       10 Years
-------------------------------------------------------------------------------------------------------------------------
T-Fund Dollar Shares                                                    4.64%          5.12%          4.95%
-------------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Government Institutions - Only                4.69%          5.02%          4.95%
Money Fund Average *
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                          7 Day Yield
                                                                                     As of December 31, 1999
-------------------------------------------------------------------------------------------------------------------
T-Fund Dollar Shares                                                                                     4.47%
-------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Government Institutions - Only Money Fund
Average*                                                                                                 5.06%
-------------------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________

* IBC's Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                       T-Fund
                                                    Dollar Shares
                                                    -------------
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                      .12%
Other Expenses                                       .39%
     Administration Fees                                    .12%
     Shareholder Servicing Fees                             .25%
     Miscellaneous                                          .02%
Total Annual Fund
 Operating Expenses(1)                               .51%
                                                     ====
--------------------------------------------------------------------------------
(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                      T-Fund
                                                   Dollar Shares
                                                   -------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                     .09%
Other Expenses                                      .36%
     Administration Fees                                    .09%
     Shareholder Servicing Fees                             .25%
     Miscellaneous                                          .02%
Total Annual Fund
 Operating Expenses (after current waivers)         .45%
                                                    ====
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          --------------------------
                             T-Fund Dollar Shares
                          --------------------------
                             One Year        $ 52
                             Three Year      $164
                             Five Year       $285
                             Ten Year        $640
                          --------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agreements relating to direct Treasury obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

     Investments. The Fund's investments may include the following:

     U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Repurchase Agreements. The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                             T-Fund Dollar Shares
 The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

                                                                                    T-Fund Dollar Shares

                                                                    ----------------------------------------------------
                                                                                   Year Ended October 31,
                                                                    ----------------------------------------------------
                                                                      1999       1998       1997       1996       1995
                                                                    --------   --------   --------   --------   -------
Net Asset Value, Beginning of Period..............................  $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                                    --------   --------   --------   --------   -------
Income From Investment Operations:
 Net Investment Income............................................     .0448      .0507      .0503      .0503     .0540
                                                                    --------   --------   --------   --------   -------
Less Distributions:
 Dividends to Shareholders
  From Net Investment Income......................................    (.0448)    (.0507)    (.0503)    (.0503)   (.0540)
                                                                    --------   --------   --------   --------   -------
Net Asset Value, End of Period....................................  $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                                    ========   ========   ========   ========   =======
Total Return......................................................      4.58%      5.21%      5.16%      5.15%     5.55%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)..................................   612,695    777,385    516,092    351,271    82,502
 Ratio of Expenses to Average Daily Net Assets/1/.................       .45%       .45%       .45%       .44%      .43%
 Ratio of Net Investment Income to Average Daily
  Net Assets......................................................      4.47%      5.06%      5.03%      5.01%     5.41%

____________
/1/       /Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .51%, .52%, .54%, .55% and
 .54%, for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for T-Fund Dollar Shares.

                              FEDERAL TRUST FUND

________________________________________________________________________________

                              RISK/RETURN SUMMARY

Investment Goal:               The Fund seeks current income with liquidity and
                               relative stability of principal.

Investment Policies:           The Fund invests in obligations issued or
                               guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

Principal Risks of Investing:  Securities issued or guaranteed by the U.S.
                               Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                               The Fund may from time to time engage in portfolio trading for liquidity purposes, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax

                                     An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:  The Fund is designed for institutional investors seeking current income with
                                     liquidity and security of principal.


Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                           [Bar Chart Appears Here]


                                     Federal
                                      Trust

                             1990      N/A
                             1991     5.83
                             1992     3.55
                             1993     2.81
                             1994     3.99
                             1995     5.58
                             1996     5.01
                             1997     5.13
                             1998     5.07
                             1999     4.73



     During the ten-year period shown in the bar chart, the highest quarterly return was 6.66% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.79% (for the quarter ended June 30, 1993).

     The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

     -----------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year         5 Years       10 Years
     -----------------------------------------------------------------------------------------------------------------------------
     Federal Trust Fund Dollar Shares                                                    4.73%          5.11%          4.64%
     -----------------------------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Government Institutions -- Only Money Fund Average*       4.69%          5.02%          4.95%
     -----------------------------------------------------------------------------------------------------------------------------

     -----------------------------------------------------------------------------------------------------------------------------
                                                                                                        7 Day Yield
                                                                                                    As of December 31, 1999
     -----------------------------------------------------------------------------------------------------------------------------
     Federal Trust Fund Dollar Shares                                                                            5.26%
     -----------------------------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Government  Institutions -- Only Money Fund Average*                              5.06%
     -----------------------------------------------------------------------------------------------------------------------------


Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

_________________________

* IBC's Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                Federal Trust Fund
                                                   Dollar Shares
                                                   -------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                     .12%
Other Expenses                                      .45%
     Administration Fees                                    .12%
     Shareholder Servicing Fees                             .25%
     Miscellaneous                                          .08%

Total Annual Fund
 Operating Expenses(1)                              .57%
                                                    ====

_______
(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                Federal Trust Fund
                                                   Dollar Shares
                                                   -------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                     .06%
Other Expenses                                      .39%
     Administration Fees                                    .06%
     Shareholder Servicing Fees                             .25%
     Miscellaneous                                          .08%
Total Annual Fund
 Operating Expenses (after current waivers)         .45%
                                                    ====

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  ------------------------------------------
                       Federal Trust Fund Dollar Shares
                  ------------------------------------------
                        One Year                  $ 58
                        Three years               $183
                        Five Years                $318
                        Ten Years                 $714
                  ------------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentalities thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

     Investments.  The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government, including securities issued by the U.S. Treasury and by certain agencies or instrumentalities such as the Federal Home Loan Bank, Federal Farm Credit Banks Funding Corp. and the Student Loan Marketing Association, and related custodial receipts.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                       Federal Trust Fund Dollar Shares
  The table below sets forth selected financial data for a Federal Trust Fund
                                 Dollar Share
                  outstanding throughout each year presented.


                                                                    Federal Trust Fund Dollar Shares
                                                          -------------------------------------------------

                                                                         Year Ended October 31,
                                                          -------------------------------------------------
                                                              1999      1998      1997      1996      1995
                                                            --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                            -------   -------   -------   -------   -------
Income From Investment Operations:
 Net Investment Income....................................    .0453     .0504     .0496     .0498     .0538
                                                            -------   -------   -------   -------   -------
Less Distributions:
 Dividends to Shareholders From Net Investment
  Income..................................................   (.0453)   (.0504)   (.0496)   (.0498)   (.0538)
                                                            -------   -------   -------   -------   -------
Net Asset Value, End of Period............................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                            =======   =======   =======   =======   =======
Total Return..............................................     4.63%     5.17%     5.08%     5.10%     5.52%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)..........................   27,539    38,633    38,700    26,875    28,402
Ratio of Expenses to Average Daily Net Assets/1/..........      .45%      .45%      .45%      .44%      .43%
Ratio of Net Investment Income to Average Daily Net
 Assets...................................................     4.51%     5.04%     4.96%     4.97%     5.36%

____________
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .57%, .54%, .56%, .56% and
 .57% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for Federal Trust Fund Dollar Shares.

                              TREASURY TRUST FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                        The Fund seeks current income with
                                        liquidity and stability of principal.

Investment Policies:                    The Fund invests solely in direct
                                        obligations of the U.S. Treasury, such
                                        as Treasury bills, notes and trust
                                        receipts. Because the Fund invests
                                        exclusively in direct U.S. Treasury
                                        obligations, investors may benefit from
                                        income tax exclusions or exemptions that are available in certain states and localities.

Principal Risks of Investing:           Securities issued or guaranteed by the
                                        U.S. Government have historically
                                        involved little risk of loss of
                                        principal if held to maturity. However,
                                        due to fluctuations in interest rates,
                                        the market value of such securities may
                                        vary during the period a shareholder
                                        owns shares of the Fund. The Fund is
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        The Fund may from time to time engage in portfolio trading for liquidity purposes, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the states income tax.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not
                                        insured or guaranteed by the Federal
                                        Deposit Insurance Corporation or any
                                        other government agency. Although the
                                        Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors seeking current income with
                                        liquidity and security of principal. The
                                        Fund's investment policies are intended
                                        to qualify Fund shares for the
                                        investment of funds of federally
                                        regulated thrifts. The Fund intends to
                                        qualify its shares as "short-term liquid assets" as established in the published rulings, interpretations, and regulations of the Office of Thrift
                                        Supervision. However, investing
                                        institutions are advised to consult
                                        their primary regulator for concurrence
                                        that Fund shares qualify under
                                        applicable regulations and policies.


Performance Information

          The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                           [Bar Chart Appears Here]


                                    Treasury
                                      Trust

                           1990      7.69
                           1991      5.62
                           1992      3.29
                           1993      2.71
                           1994      3.73
                           1995      5.41
                           1996      4.87
                           1997      4.94
                           1998      4.74
                           1999      4.36



          During the ten-year period shown in the bar chart, the highest quarterly return was 8.03% (for the quarter ended March 31, 1990) and the lowest quarterly return was 2.59% (for the quarter ended June 30, 1993).

     The Fund's Average Annual Total Return for Periods Ended December 31, 1999

-----------------------------------------------------------------------------------------------------------------
                                                                 1 Year             5 Years            10 Years
-----------------------------------------------------------------------------------------------------------------
Treasury Trust Fund Dollar Shares                                 4.36%              4.87%               4.73%
-----------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Government Institutions -               4.69%              5.02%               4.95%
Only Money Fund Average*
-----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                                  7 Day Yield
                                                                           As of December 31, 1999
----------------------------------------------------------------------------------------------------------
Treasury Trust Fund Dollar Shares                                                   4.73%
----------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Government
Institutions - Only Money Fund Average*                                             5.06%
----------------------------------------------------------------------------------------------------------


Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.pif.com.

________________________

* IBC's Money Fund Report Government Institutions - Only Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------

                                                    Treasury Trust Fund
                                                       Dollar Shares
                                                       -------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                         .12%
Other Expenses                                          .41%
     Administration Fees                                          .12%
     Shareholder Servicing Fees                                   .25%
     Miscellaneous                                                .04%

Total Annual Fund
 Operating Expenses(1)                                  .53%
                                                        ====

--------------------------------------------------------------------------------
(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                 Treasury Trust Fund
                                                    Dollar Shares
                                                    --------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                     .08%
Other Expenses                                      .37%
     Administration Fees                                      .08%
     Shareholder Servicing Fees                               .25%
     Miscellaneous                                            .04%

Total Annual Fund
 Operating Expenses (after current waivers)         .45%
                                                    ====

-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


          -------------------------------------------
                Treasury Trust Fund Dollar Shares
          -------------------------------------------
            One Year               $ 54

            Three years            $170

            Five Years             $296

            Ten Years              $665
          -------------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts.

     The Fund invests in securities maturing within one year or less, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

     Investments.  The Fund's investments may include the following:

     U.S. Treasury Obligations. To the extent consistent with its investment objectives, the Fund may invest in direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                       Treasury Trust Fund Dollar Shares
 The table below sets forth selected financial data for a Treasury Trust Fund
                                 Dollar Share
                  outstanding throughout each year presented.

                                                            Treasury Trust Fund Dollar Shares
                                                ------------------------------------------------------

                                                                 Year Ended October 31,
                                                ------------------------------------------------------
                                                    1999       1998       1997       1996       1995
                                                  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period............  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                  --------   --------   --------   --------   --------
Income From Investment Operations:
 Net Investment Income..........................     .0417      .0477      .0479      .0483      .0520
                                                  --------   --------   --------   --------   --------
Less Distributions:
 Dividends to Shareholders From Net
  Investment Income.............................    (.0417)    (.0477)    (.0479)    (.0483)    (.0520)
                                                  --------   --------   --------   --------   --------
Net Asset Value, End of Period..................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                  ========   ========   ========   ========   ========
Total Return....................................      4.26%      4.89%      4.91%      4.95%      5.34%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)................   398,972    471,767    331,498    294,228    223,272
Ratio of Expenses to Average Daily Net
 Assets/1/......................................       .45%       .45%       .45%       .44%       .43%
Ratio of Net Investment Income to Average
 Daily Net Assets...............................      4.14%      4.77%      4.79%      4.83%      5.20%

____________

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .53%, .53%, .55%, .55% and
 .54% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for Treasury Trust Fund Dollar Shares.

                                   MUNIFUND
--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                        The Fund seeks as high a level of
                                        current interest income exempt from
                                        federal income tax as is consistent with relative stability of principal.

Investment Policies:                    The Fund invests in a broad range of
                                        short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests
                                        (collectively, "Municipal Obligations").

Principal Risks of Investing:           Although the Fund invests in money
                                        market instruments which the investment
                                        adviser, BlackRock Institutional
                                        Management Corporation ("BIMC," or the
                                        "Adviser") believes present minimal
                                        credit risks at the time of purchase,
                                        there is a risk that an issuer may not
                                        be able to make principal and interest
                                        payments when due. The Fund is also
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors seeking as high a level of
                                        current interest income exempt from
                                        federal income tax as is consistent with relative stability of principal.

Performance Information

          The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                           [Bar Chart Appears Here]



                                    MuniFund

                            1990      5.15
                            1991      3.53
                            1992      2.23
                            1993      1.96
                            1994      2.36
                            1995      3.43
                            1996      3.02
                            1997      3.20
                            1998      3.03
                            1999      2.85



          During the ten-year period shown in the bar chart, the highest quarterly return was 5.62% (for the quarter ended March 31, 1990) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                                                  1 Year             5 Years            10 Years
--------------------------------------------------------------------------------------------------------------------
MuniFund Dollar Shares                                            2.85%             3.11%               3.07%
--------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Tax-Free Institutions - Only            2.96%             3.22%               3.34%
Money Fund Average*
--------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                                      7 Day Yield
                                                                                As of December 31, 1999
-------------------------------------------------------------------------------------------------------------
MuniFund Dollar Shares                                                                  3.41%
-------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Tax-Free Institutions - Only
Money Fund Average*                                                                     3.85%
-------------------------------------------------------------------------------------------------------------


Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________

* IBC's Money Fund Report: Tax Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------

                                                             MuniFund
                                                           Dollar Shares
                                                          ---------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                          .17%
Other Expenses                                           .49%
    Administration Fees                                             .17%
     Shareholder Servicing Fees                                     .25%
     Miscellaneous                                                  .07%
Total Annual Fund
     Operating Expenses (1)                              .66%
                                                         ===
--------------------------------------------------------------------------------

(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                             MuniFund
                                                           Dollar Shares
                                                          ---------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                           .07%
Other Expenses                                            .38%
     Administration Fees                                             .07%
     Shareholder Servicing Fees                                      .25%
     Miscellaneous                                                   .06%
Total Annual Fund                                         .45%
     Operating Expenses (after current waivers)
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 --------------------------------------------
                            MuniFund Dollar Shares

                 --------------------------------------------

                  One Year                        $    67
                  Three years                     $   211
                  Five Years                      $   368
                  Ten Years                       $   822
                 --------------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

     Except during periods of unusual market conditions or during temporary defensive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

  . securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

  .  securities that are issued or guaranteed by a person with such ratings; or

  . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

  . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments. The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase Municipal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended November 30, 1998 and the eleven months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the five years in the period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

                            MuniFund Dollar Shares
 The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.

                                                               MuniFund Dollar Shares
                                        ---------------------------------------------------------------

                                        Eleven Months
                                            Ended                     Year Ended November 30,
                                         October 31,      ------------------------------------------------
                                            1999            1998      1997      1996      1995      1994
                                        -------------     --------  --------  --------  --------  --------
Net Asset Value,
   Beginning of Period..............        $    1.00      $  1.00   $  1.00   $  1.00   $  1.00   $   1.00
                                            ---------      -------   -------   -------   -------   --------
Income From Investment
 Operations:
 Net Investment Income..............            .0250        .0302     .0313     .0301     .0335      .0230
                                            ---------      -------   -------   -------   -------   --------
Less Distributions:
 Dividends to Shareholders
  From Net Investment
      Income........................           (.0250)      (.0302)   (.0313)   (.0301)   (.0335)    (.0230)
                                            ---------      -------   -------   -------   -------   --------
Net Asset Value,
 End of Period......................        $    1.00      $  1.00   $  1.00   $  1.00   $  1.00   $   1.00
                                            =========      =======   =======   =======   =======   ========
Total Return                                     2.77%/2/     3.07%     3.18%     3.06%     3.41%      2.33%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000).............................           56,238       51,736    67,387    61,396     6,474      2,785
Ratio of Expenses to Average
 Daily Net Assets/1/................              .45%/2/      .50%      .52%      .52%      .52%       .51%
Ratio of Net Investment
Income to Average Daily Net Assets
                                                 2.71%/2/     3.01%     3.13%     3.01%     3.34%      2.28%

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .66% (annualized) for the eleven months ended October 31, 1999 and .66%, .66%, .67%, .66% and .66% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniFund Dollar Shares.

/2/  Annualized.

                                   MUNICASH
--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:              The Fund seeks as high a level of current interest
                              income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:          The Fund invests in a broad range of short-term
                              tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United
                              States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing: Although the Fund invests in money market instruments which the investment adviser,
                              BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                              Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

                              An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund: The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal

Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                           [Bar Chart Appears Here]




                                    MuniCash

                             1990      5.69
                             1991      4.21
                             1992      2.66
                             1993      2.09
                             1994      2.58
                             1995      3.66
                             1996      3.26
                             1997      3.40
                             1998      3.22
                             1999      2.93



     During the ten-year period shown in the bar chart, the highest quarterly return was 5.82% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.00% (for the quarter ended March 31, 1994).

     The Fund's Average Annual Total Return for Periods Ended December 31, 1999

---------------------------------------------------------------------------------------
                                                          1 Year    5 Years   10 Years

---------------------------------------------------------------------------------------
MuniCash Dollar Shares                                      2.93%      3.29%      3.37%

---------------------------------------------------------------------------------------
IBC's Money Fund Report: Tax-Free                           2.96%      3.22%      3.34%
Institutions-Only Money Fund
Average*

---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                      7 Day Yield
                                                                As of December 31, 1999
---------------------------------------------------------------------------------------
MuniCash Dollar Shares                                                   3.45%

---------------------------------------------------------------------------------------
IBC' Money Fund Report:  Tax-Free Institutions-Only Money
Fund Average*                                                            3.85%

---------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

* IBC's Money Fund Report: Tax-Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                    MuniCash
                                                   Dollar Shares
                                                   -------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                      .17%
Other Expenses                                       .49%
     Administration Fees                                     .17%
     Shareholder Servicing Fees                              .25%
     Miscellaneous                                           .07%

Total Annual Fund
 Operating Expenses(1)                                 .66%
                                                       ===

--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                      MuniCash
                                                     Dollar Shares
                                                     -------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                        .07%
Other Expenses                                         .38%
     Administration Fees                                       .07%
     Shareholder Servicing Fees                                .25%
     Miscellaneous                                             .06%

Total Annual Fund
 Operating Expenses (after current waivers)            .45%
                                                       ===

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------
                       MuniCash Dollar Shares
--------------------------------------------------------------------
One Year                                                        $ 67
Three years                                                     $211
Five Years                                                      $368
Ten Years                                                       $822
--------------------------------------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all of its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

     Except during periods of unusual market conditions or during temporary defensive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund generally may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

 .    securities that have short-term debt ratings at the time of purchase or which are guaranteed or in some cases otherwise supported by credit support with such rating in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .    securities that are issued or guaranteed by a person with such ratings;

 .    securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

 .    shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax.
The portfolio may also include "moral obligation" bonds.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase Municipal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended November 30, 1998 and the eleven months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the five year period ended November 30, 1998 were audited by KPMG LLP whose report dated expressed an unqualified opinion on those statements.

                            MuniCash Dollar Shares
The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

                                                                     MuniCash Dollar Shares
                                             ---------------------------------------------------------------------

                                             Eleven Months
                                                 Ended                       Year Ended November 30,
                                              October 31,      ---------------------------------------------------
                                                  1999           1998      1997       1996       1995       1994
                                             ---------------   --------  ---------  ---------  ---------  --------
Net Asset Value, Beginning of Period...          $   1.00      $  1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                 --------      -------   --------   --------   --------   -------
Income From Investment
 Operations:
 Net Investment Income.................             .0258        .0321      .0333      .0325      .0357     .0241
                                                 --------      -------   --------   --------   --------   -------
Less Distributions:
 Dividends to Shareholders
  From Net Investment Income...........            (.0258)      (.0321)    (.0333)    (.0325)    (.0357)   (.0241)
                                                 --------      -------   --------   --------   --------   -------
Net Asset Value, End of Period.........          $   1.00      $  1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                 ========      =======   ========   ========   ========   =======
Total Return...........................              2.86%/2/     3.26%      3.38%      3.31%      3.64%     2.44%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).......           123,017       91,404    150,089    101,528    101,424    99,688
Ratio of Expenses to Average
 Daily Net Assets/1/...................               .45%/2/      .43%       .43%       .43%       .43%      .44%
Ratio of Net Investment
 Income to Average Daily Net
  Assets...............................              2.80%/2/     3.22%      3.33%      3.25%      3.58%     2.34%

____________

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .66% (annualized) for the eleven months ended October 31, 1999 and .65%, .66%, .67%, .66% and .67% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniCash Dollar Shares.

/2/  Annualized.

                             CALIFORNIA MONEY FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:              The Fund seeks to provide investors with as high a
                              level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal.

Investment Policies:          The Fund invests primarily in debt obligations
                              issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal
                              Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California
                              ("California Municipal Obligations") are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.


Principal Risks of            Although the Fund invests in money market
 Investing:                   instruments which the investment adviser,
                              BlackRock Institutional Management Corporation
                              ("BIMC," or the "Adviser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The
                              Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                              The Fund is non-diversified because it
                              concentrates its investments in California
                              Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

                              Dividends derived from interest on Municipal
                              Obligations other than California Municipal
                              Obligations are exempt from federal income tax but may be subject to California State personal income tax.

                              An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund

Who May Want to Invest        The Fund is designed for California institutional
 in the Fund:                 investors and their customers seeking as high a
                              level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of principal.

Performance Information

          The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                           [Bar Chart Appears Here]



                                   California
                                      Money

                           1990       5.04
                           1991       3.69
                           1992       2.36
                           1993       2.01
                           1994       2.48
                           1995       3.39
                           1996       2.96
                           1997       3.14
                           1998       2.88
                           1999       2.57



          During the ten-year period shown in the bar chart, the highest quarterly return was 5.25% (for the quarter ended June 30, 1990) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

------------------------------------------------------------------------------------------------------------------
                                                                        1 Year          5 Years         10 Years
------------------------------------------------------------------------------------------------------------------
California Money Fund Dollar Shares                                      2.57%           2.99%           3.05%
------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  California State Specific Tax-Free             2.74%           3.04%           3.17%
 Institutions-Only Money Fund Average*
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                                                     7 Day Yield
                                                                                As of December 31, 1999
------------------------------------------------------------------------------------------------------------------
California Money Fund Dollar Shares                                                       3.08%
------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  California State Specific Tax-Free
Institutions - Only Money Fund Average*                                                   3.47%
------------------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________

* IBC's Money Fund Report: California State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------

                                           California Money Fund
                                                   Dollar
                                                   Shares
                                                   ------
Annual Fund Operating
 Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                 .20%
Other Expenses                                  .50%
     Administration Fees                               .20%
     Shareholder Servicing Fees                        .25%
     Miscellaneous                                     .06%
Total Annual Fund
 Operating Expenses(1)                          .70%
                                               ====

--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                           California Money Fund
                                                   Dollar
                                                   Shares
                                                   ------
Annual Fund Operating
 Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                 .07%
Other Expenses                                  .38%
     Administration Fees                               .07%
     Shareholder Servicing Fees                        .25%
     Miscellaneous                                     .06%
Total Annual Fund
 Operating Expenses (after current waivers)     .45%
                                               ====
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    -------------------------------------
                             California Money Fund
                                Dollar Shares
                    -------------------------------------

                    One Year                    $   72
                    Three years                 $  224
                    Five Years                  $  390
                    Ten Years                   $  871
                    -------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in California Municipal Obligations.

     Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund's assets will be invested primarily in California Municipal Obligations.
At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Government obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local taxes. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

     The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund is authorized to purchase instruments that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 .    instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .    instruments issued or guaranteed by persons with short-term debt having such ratings;

 .    unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

 .    shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

   Investments. The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax.
The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

     Special Considerations Affecting the Fund. The Fund is concentrated in securities issued by the State of California or entities within the State of California and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of

California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund's portfolio.

     General obligation bonds of the state of California are currently rated AA-and AA3, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting California Municipal Obligations. Significant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

     The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

                             FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended January 31, 1999 and the nine months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                      California Money Fund Dollar Shares
The table below sets forth selected financial data for a California Money Fund
                                     Dollar Share
                  outstanding throughout each year presented.

                                                       California Money Fund Dollar Shares
                                      --------------------------------------------------------------------

                                      Nine Months
                                         Ended
                                      October 31,                     Year Ended January 31,
                                                       ---------------------------------------------------
                                         1999             1999       1998       1997      1996      1995
                                      -----------      ---------  ---------  ---------  --------  --------
Net Asset Value, Beginning of
 Period............................     $    1.00       $   1.00   $   1.00   $   1.00   $  1.00   $  1.00
                                        ---------       --------   --------   --------   -------   -------
Income From Investment
 Operations:
 Net Investment Income.............         .0182          .0280      .0309      .0291     .0331     .0256
                                        ---------       --------   --------   --------   -------   -------
Less Distributions:
 Dividends to Shareholders
  From Net Investment
  Income...........................        (.0182)        (.0280)    (.0309)    (.0291)   (.0331)   (.0256)
                                        ---------       --------   --------   --------   -------   -------
Net Asset Value, End of Period.....     $    1.00       $   1.00   $   1.00   $   1.00   $  1.00   $  1.00
                                        =========       ========   ========   ========   =======   =======
Total Return.......................          2.48%/2/       2.84%      3.14%      2.96%     3.37%     2.59%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)...         8,288        139,601    130,547    126,321    31,163    11,026
Ratio of Expenses to Average
 Daily Net Assets/1/...............           .45%/2/        .45%       .45%       .45%      .45%      .45%
Ratio of Net Investment Income
 to Average Daily Net Assets.......          2.43%/2/       2.77%      3.09%      2.90%     3.30%     2.54%

_______________
/1/   Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73%, .73% and .73% for the years ended January 31, 1999, 1998, 1997, 1996 and 1995, respectively, for California Money Fund Dollar Shares.

/2/   Annualized.

                              NEW YORK MONEY FUND

________________________________________________________________________________

                              RISK/RETURN SUMMARY

Investment Goal:              The Fund seeks to provide investors with as high a
                              level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal.

Investment Policies:          The Fund invests primarily in debt obligations
                              issued by or on behalf of the State of New York.
                              We may also invest in debt obligations issued by or on behalf of other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York
                              Municipal Obligations") are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New
                              York and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing: Although the Fund invests in money market instruments which the investment adviser,
                              BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                              The Fund is non-diversified because it
                              concentrates its investments in New York Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

                              Dividends derived from interest on Municipal
                              Obligations other than New York Municipal
                              Obligations are exempt from federal income tax but may be subject to New York State and New York City personal income tax.

                              An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in     The Fund is designed for institutional investors
the Fund:                     and their customers seeking as high a level of
                              current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal.

Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                           [Bar Chart Appears Here]



                                    NY Money

                             1990      5.15
                             1991      3.64
                             1992      2.41
                             1993      1.97
                             1994      2.38
                             1995      3.44
                             1996      3.05
                             1997      3.23
                             1998      2.97
                             1999      2.74



     During the ten-year period shown in the bar chart, the highest quarterly return was 5.29% (for the quarter ended June 30, 1990) and the lowest quarterly return was 1.84% (for the quarter ended March 31, 1994).

     The Fund's Average Annual Total Return for Periods Ended December 31, 1999

--------------------------------------------------------------------------------------------
                                                            1 Year     5 Years     10 Years

--------------------------------------------------------------------------------------------
New York Money Fund Dollar Shares                            2.74%        3.08%        3.09%
--------------------------------------------------------------------------------------------
IBC's Money Fund Report: New York State Specific Tax-Free    2.72%        3.11%        3.22%
 Institutions - Only Money Fund Average *
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                           7 Day Yield
                                                                     As of December 31, 1999
--------------------------------------------------------------------------------------------
New York Money Fund Dollar Shares                                             3.31%
--------------------------------------------------------------------------------------------
IBC's Money Fund Report:  New York State Specific Tax-Free
Institutions - Only Money Fund Average*                                       3.55%

--------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

_______________________

* IBC's Money Fund Report: New York State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of New York State

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------

                                                       New York Money Fund
                                                              Dollar
                                                              Shares
                                                              ------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                     .20%
Other Expenses                                      .55%
     Administration Fees                                         .20%
     Shareholder Servicing Fees                                  .25%
     Miscellaneous                                               .10%
Total Annual Fund
 Operating Expenses(1)                              .75%
                                                    ===

--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                                       New York Money Fund
                                                              Dollar
                                                              Shares
                                                              ------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                     .05%
Other Expenses                                      .40%
     Administration Fees                                         .05%
     Shareholder Servicing Fees                                  .25%
     Miscellaneous                                               .10%
Total Annual Fund
 Operating Expenses (after current waivers)         .45%
                                                    ===

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                    -------------------------------------
                              New York Money Fund
                                 Dollar Shares
                    -------------------------------------
                     One Year                     $ 77
                     Three years                  $240
                     Five Years                   $417
                     Ten Years                    $930
                    -------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in New York Municipal Obligations.

     Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund's assets will be invested primarily in New York Municipal Obligations, although the amount of the Fund's assets invested in such securities will vary from time to time. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

     The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

  . instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

  . instruments issued or guaranteed by persons with short-term debt having such ratings;

  . unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

  . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments. The Fund's investments may include the following:

     Municipal Obligations. They may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes .

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Special Considerations Affecting the Fund. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

     Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have, at times, experienced serious financial difficulties. These difficulties have at times jeopardized the credit standing and impaired the borrowings abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. Strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             FINANCIAL HIGHLIGHTS

          The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended July 31, 1999 and the three months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                       New York Money Fund Dollar Shares
 The table below sets forth selected financial data for a New York Money Fund
                                 Dollar Share
                  outstanding throughout each year presented.

                                                    New York Money Fund Dollar Shares/3/
                                      -----------------------------------------------------------------

                                      Three Months
                                         Ended                   Year Ended July 31,
                                      October 31, -----------------------------------------------------
                                          1999      1999      1998           1997      1996      1995
                                      ----------  --------  --------       --------  --------  --------
Net Asset Value, Beginning of
 Period.............................    $   1.00  $   1.00  $   1.00       $   1.00  $   1.00  $   1.00
                                        --------  --------  --------       --------  --------  --------
 Income From Investment
  Operations:
  Net Investment Income.............          --        --     .0303          .0309     .0089        --
                                        --------  --------  --------       --------  --------  --------
Less Distributions:
 Dividends to Shareholders
  from Net Investment
  Income............................          --        --    (.0303)        (.0309)   (.0089)       --
                                        --------  --------  --------       --------  --------  --------
Net Asset Value, End of Period......    $   1.00  $   1.00  $   1.00       $   1.00  $   1.00  $   1.00
                                        ========  ========  ========       ========  ========  ========
Total Return........................          --        --      3.16%/2/       3.14%     3.05%       --
Ratios/Supplemental Data:
 Net Assets, End of Period
  $(000)............................          --        --        --          1,148        20        --

 Ratio of Expenses to Average
  Daily Net Assets/1/...............          --        --       .45%/2/        .45%      .45%       --
Ratio of Net Investment Income
 to Average Daily Net Assets........          --        --      3.11%/2/       3.09%     3.07%       --

____________

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .73% (annualized), .74% and
 .75% (annualized) for the years ended July 31, 1998, 1997 and 1996, respectively, for New York Money Fund Dollar Shares.

/2/  Annualized.

/3/ There were no Dollar Shares outstanding during the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to October 31, 1999.

                            MANAGEMENT OF THE FUND

Investment Adviser

     The Adviser, a majority-owned indirect subsidiary of PNC Bank, serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $__ billion. BIMC (formerly known as PNC Institutional Management Corporation or "PIMC") was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

     As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 1999, TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund paid investment advisory fees and administration fees each aggregating .08%, .08%, .08%, .09%, .06%, .08%, .07%, .07%, .07%, and .05%,
respectively, (net of waivers) of their average net assets. The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."


                            SHAREHOLDER INFORMATION

Price of Fund Shares

     A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of each Fund, except for TempFund and T-Fund, is determined as of 12:00 noon and 4:00 P.M., Eastern time (9:00 A.M., and 1:00 P.M. Pacific
Time). The net asset value of TempFund and T-Fund is determined as of 12:00 noon and 5:30 P.M. Eastern time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares

     Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

     The chart below outlines the cut-off times for when purchase orders are executed. Purchase orders accepted by PFPC by the cut-off time and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will be executed that day. Purchase orders received after the cut-off times, and orders for which payment has not been received by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Dollar Shares.

       Portfolio                                 Time
       ---------                                 ----
     TempFund*                              5:30 PM Eastern Time
     TempCash                               3:00 PM Eastern Time
     FedFund                                3:00 PM Eastern Time
     T-Fund*                                5:30 PM Eastern Time
     Federal Trust Fund                     2:30 PM Eastern Time
     Treasury Trust Fund                    2:30 PM Eastern Time
     MuniFund                               2:30 PM Eastern Time
     MuniCash                               2:30 PM Eastern Time
     California Money Fund**               12:00 Noon Eastern Time
     New York Money Fund                   12:00 Noon Eastern Time

     *Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone, and TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Purchase orders for Dollar Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     Payment for Dollar Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Dollar Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

     Dollar Shares of the Funds are sold without charge by a Fund. Institutional investors purchasing or holding Dollar Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Dollar Shares of the Funds. An institution purchasing Dollar Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

     Redemption orders must be transmitted to the Funds' Office in Wilmington, Delaware in the manner described under "Purchase of Shares." Dollar Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

     The chart below outlines the cut-off times for the redemption of Dollar Shares of the Funds. Payment for redeemed shares of the Funds for which redemption orders are received by PFPC by the established cut-off times on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established cut-off times, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

          Portfolio                            Time
          ---------                            ----
     TempFund*                           5:30 PM Eastern Time
     TempCash                            3:00 PM Eastern Time
     FedFund                             3:00 PM Eastern Time
     T-Fund*                             5:30 PM Eastern Time
     Federal Trust Fund                  2:30 PM Eastern Time
     Treasury Trust Fund                 2:30 PM Eastern Time
     MuniFund                           12:00 Noon Eastern Time
     MuniCash                           12:00 Noon Eastern Time
     California Money Fund**            12:00 Noon Eastern Time
     New York Money Fund                12:00 Noon Eastern Time

     *Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Redemptions orders for Dollar Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time for a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     The Funds shall have the right to redeem shares in any Dollar Share account if the value of the account is less than $5,000, after sixty days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Dollar Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Dollar share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Dollar Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Dollar Shares. (See also "Management of the Fund - Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investment fiduciary funds in Dollar Shares.

Dollar Shareholder Service Plan

     Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Dollar Shares. The Fund will enter into an agreement with each Service Organization which purchases Dollar Shares requiring it to provide services to its customers who are the beneficial owners of such shares in consideration of the Fund's payment of up to .25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organization for the benefit of customers. Such services are described more fully in the Statement of Additional Information under "Management of the Fund - Service Organizations." Because fees associated with the Shareholder service plans are paid out of the Funds' assets on an ongoing basis, over time, holders of the Dollar Class may pay more than the economic equivalent of the maximum front-end sales charge permitted by NASD Regulation Inc. Under the terms of the agreement, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Dollar Shares.

Dividends and Distributions

     Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

     Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

     Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distribution on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

     Tax Exempt Funds--MuniFund, MuniCash, California Money Fund and New York
     ----------------
Money Fund (the "Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

     Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to corporate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations such dividends will be subject to California state personal income tax, even though such dividends may be exempt for Federal income tax purposes.

     Dividends paid by California Money Fund derived from U.S. Government obligations generally will be exempt from state and local tax as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     The New York Money Fund intends to comply with certain state tax requirements so that the exempt-interest dividends derived from interest on New York Municipal Obligations will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes.) Dividends and distributions derived from taxable income and capital gains are exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Except as noted with respect to New York State and New York City personal income taxes, dividends and distributions paid to shareholders that are derived from income on Municipal Obligations may be taxable income under state or local law even though all or a portion of such dividends or distributions may be derived from interest on tax-exempt obligations that, if paid directly to shareholders, would be tax-exempt income.

     PFPC, as transfer agent, will send each of the Funds shareholder or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send California Money Fund and New York Money Funds' shareholders or their authorized representatives an annual statement regarding, as applicable California, New York State and New York City tax treatment.

                                  *   *    *

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.pif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the
                                         ------------------
SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Provident Institutional Funds 1940 Act File No. is 811-2354.

                                  PLUS SHARES
                                      OF
                                   TEMPFUND
                                    T-FUND
                                   MUNIFUND
                             CALIFORNIA MONEY FUND
                              NEW YORK MONEY FUND

                       Investment Portfolios offered by
                         Provident Institutional Funds


                                  Prospectus

                                 March 1, 2000


Bellevue Park Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809


                              Investment Adviser
                BlackRock Institutional Management Corporation


The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

                                                                     Page
                                                                     ----

How to Find the Information You Need About the Plus Shares of
  Provident Institutional Funds....................................

TempFund...........................................................

T-Fund.............................................................

Munifund...........................................................

California Money Fund..............................................

New York Money Fund................................................

Management of the Fund.............................................

Shareholder Information............................................

Price of Fund Shares...............................................

Purchase of Shares.................................................

Redemption of Shares...............................................

Plus Shares Distribution Plan......................................

Dividends and Distributions........................................

Federal Taxes......................................................

State and Local Taxes..............................................

                How to Find the Information You Need About the
                 Plus Shares of Provident Institutional Funds
------------------------------------------------------------------------------

     Welcome to the new Provident Institutional Funds Prospectus for Plus
Shares.

     The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Plus Shares of the Provident Institutional Funds (the "Trust").

     This prospectus contains information about the five portfolios (the "Funds") of the Trust that offer Plus Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services and your rights as a shareholder. These sections apply to all the Funds.

     Plus Shares are sold to broker-dealers that have entered into distribution agreements with the Trust in connection with their investments.

     The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or the accounts of their customers.

     For purchase and redemption orders only call: 800-441-7450 (in Delaware:
302-791-5350). For yield call: 800-821-6006 (TempFund Plus Shares Code: H4; T-Fund Plus Shares Code: 32; MuniFund Plus Shares Code: K4; California Money Fund Plus Shares Code: 58; New York Money Fund Plus Shares Code: 56). For other information call: 800-821-7432 or visit our web site at www.pif.com.

                                   TEMPFUND
------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                           The Fund seeks current income with
                                           liquidity and stability of principal.

Investment Policies:                       The Fund invests in a broad range of
                                           money market instruments, including
                                           government, bank, and commercial
                                           obligations and repurchase agreements
                                           relating to such obligations.

Principal Risks of Investing:              Although the Fund invests in money
                                           market instruments which the
                                           investment adviser, BlackRock
                                           Institutional Management Corporation
                                           ("BIMC," or the "Adviser") believes
                                           present minimal credit risks at the
                                           time of purchase, there is a risk
                                           that an issuer may not be able to
                                           make principal and interest payments
                                           when due. The Fund is also subject to
                                           risks related to changes in
                                           prevailing interest rates, since
                                           generally, a fixed-income security
                                           will increase in value when interest
                                           rates fall and decrease in value when
                                           interest rates rise.

                                           An investment in the Fund is not a
                                           deposit in PFPC Trust Company or PNC
                                           Bank, N.A. and is not insured or
                                           guaranteed by the Federal Deposit
                                           Insurance Corporation or any other
                                           government agency. Although the Fund
                                           seeks to preserve the value of your
                                           investment at $1.00 per share, it is
                                           possible to lose money by investing
                                           in the Fund.

Who May Want to Invest in the Fund:        The Fund is designed for
                                           institutional investors seeking
                                           current income and stability of
                                           principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          [Bar Chart Appears Here]/1/




                                    TempFund

                             1990      8.02
                             1991      5.99
                             1992      3.64
                             1993      2.87
                             1994      3.94
                             1995      5.74
                             1996      5.17
                             1997      5.35
                             1998      5.27
                             1999      4.90


     During the ten-year period shown in the bar chart, the highest quarterly return was 8.12% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

  The Fund's Average Annual Total Return for Periods Ended December 31, 1999

     --------------------------------------------------------------------------------
                                                          1 Year   5 Years   10 Years
     --------------------------------------------------------------------------------
     TempFund Dollar Shares/1/                            4.90%    5.28%      5.08%
     --------------------------------------------------------------------------------
     IBC's Money Fund Report: First Tier Institutions-    4.95%    5.21%      4.95%
     Only Money Fund Average*
     --------------------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                        7 Day Yield
                                                  As of December 31, 1999
     ----------------------------------------------------------------------
     TempFund Dollar Shares/1/                             5.23%
     ----------------------------------------------------------------------
     IBC's Money Fund Report: First Tier                   5.49%
     Institutions - Only Money Fund Average*
     ----------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.


* IBC's Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)
-------------------------------------------------------------------
                                                      TempFund
                                                      Plus Shares
                                                      -----------
Annual Fund Operating Expenses                        (estimated)
(expenses that are deducted
from Fund assets)
Management Fees                                            .09%
Distribution Fees (12b-1) Fees                             .25%
Other Expenses                                             .11%
     Administration Fees                                        .09%
     Miscellaneous                                              .02%

Total Annual Fund
     Operating Expenses(1)                                 .45%
                                                           ===
-------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                      TempFund
                                                      Plus Shares
                                                      -----------
Annual Fund Operating Expenses                        (estimated)
(expenses that are deducted
from Fund assets)
Management Fees                                           .08%
Distribution Fees (12b-1) Fees                            .25%
Other Expenses                                            .10%
     Administration Fees                                        .08%
     Miscellaneous                                              .02%

Total Annual Fund Operating Expenses
 (after current waivers)                                  .43%
                                                          ===

Example

This Example is intended to help you compare the cost of investing in the Fund (without waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  ----------------------------
                     TempFund Plus Share
                         (estimated)
                  ----------------------------
                    One Year             $ 46
                    Three Years          $144
                    Five Years           $252
                    Ten Years            $567
                  ----------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

     . securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

     .  securities that are issued or guaranteed by a person with such ratings;

     . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

     . securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities; or

     . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments. The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

     Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances and bank notes issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

     Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and maturity requirements.

     Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Repurchase Agreements. The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

                                     T-FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                        The Fund seeks current income with
                                        liquidity and stability of principal.

Investment Policies:                    The Fund invests in U.S. Treasury bills,
                                        notes, trust receipts and direct
                                        obligations of the U.S. Treasury and
                                        repurchase agreements relating to direct
                                        Treasury obligations.

Principal Risks of Investing:           Securities issued or guaranteed by the
                                        U.S. Government have historically
                                        involved little risk of loss of
                                        principal if held to maturity. However,
                                        due to fluctuations in interest rates,
                                        the market value of such securities may
                                        vary during the period a shareholder
                                        owns shares of the Fund. The Fund is
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors seeking current income with
                                        liquidity and security of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          [Bar Chart Appears Here]/1/


                                     T-Fund

                             1990      7.97
                             1991      5.96
                             1992      3.58
                             1993      2.82
                             1994      3.66
                             1995      5.61
                             1996      5.08
                             1997      5.19
                             1998      5.09
                             1999      4.64


     During the ten-year period shown in the bar chart, the highest quarterly return was 8.08% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

     The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

  -----------------------------------------------------------------------------------------
                                                             1 Year    5 Years    10 Years
  -----------------------------------------------------------------------------------------
  T-Fund Dollar Shares/1/                                    4.64%     5.12%       4.95%
  -----------------------------------------------------------------------------------------
  IBC's Money Fund Report: Government Institutions - Only    4.69%     5.02%       4.95%
  Money Fund Average *
  -----------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------
                                                                      7 Day Yield
                                                                As of December 31, 1999
  -----------------------------------------------------------------------------------------
  T-Fund Dollar Shares/1/                                                  4.47%
  -----------------------------------------------------------------------------------------
  IBC's Money Fund Report: Government Institutions - Only Money Fund
  Average*                                                                 5.06%
  -----------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

* IBC's Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------
                                                     T-Fund
                                                   Plus Shares
                                                   -----------
Annual Fund Operating Expenses                     (estimated)
(expenses that are deducted
from Fund assets)
Management Fees                                        .12%
Distribution (12b-1) Fees                              .25%
Other Expenses                                         .14%
     Administration Fees                                         .12%
     Miscellaneous                                               .02%
Total Annual Fund
 Operating Expenses(1)                                 .51%
                                                       ====
------------------------------------------------------------------------------
(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                     T-Fund
                                                   Plus Shares
                                                   -----------
Annual Fund Operating Expenses                     (estimated)
(expenses that are deducted
from Fund assets)
Management Fees                                        .09%
Distribution (12b-1) Fees                              .25%
Other Expenses                                         .11%
     Administration Fees                                         .09%
     Miscellaneous                                               .02%
Total Annual Fund
 Operating Expenses (after current waivers)            .45%
                                                       ===
-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    ----------------------------
                         T-Fund Plus Shares
                            (estimated)
                    ----------------------------

                      One Year           $ 52
                      Three Year         $164
                      Five Year          $285
                      Ten Year           $640
                    ----------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agreements relating to direct Treasury obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

     Investments. The Fund's investments may include the following:

     U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Repurchase Agreements. The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

                                   MUNIFUND

-------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                        The Fund seeks as high a level of
                                        current interest income exempt from
                                        federal income tax as is consistent with relative stability of principal.

Investment Policies:                    The Fund invests in a broad range of
                                        short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests
                                        (collectively, "Municipal Obligations").

Principal Risks of Investing:           Although the Fund invests in money
                                        market instruments which the investment
                                        adviser, BlackRock Institutional
                                        Management Corporation ("BIMC," or the
                                        "Adviser") believes present minimal
                                        credit risks at the time of purchase,
                                        there is a risk that an issuer may not
                                        be able to make principal and interest
                                        payments when due. The Fund is also
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in               The Fund is designed for institutional
The Fund:                               investors seeking as high a level of
                                        current interest income exempt from
                                        federal income tax as is consistent with relative stability of principal.


Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          [Bar Chart Appears Here]/1/




                                    MuniFund

                             1990     5.15
                             1991     3.53
                             1992     2.23
                             1993     1.96
                             1994     2.36
                             1995     3.43
                             1996     3.02
                             1997     3.20
                             1998     3.03
                             1999     2.85

     During the ten-year period shown in the bar chart, the highest quarterly return was 5.62% (for the quarter ended March 31, 1990) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).

     The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

------------------------------------------------------------------------------------------------------
                                                                  1 Year        5 Years      10 Years
------------------------------------------------------------------------------------------------------
MuniFund Dollar Shares/1/                                         2.85%         3.11%         3.07%
------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Tax-Free Institutions - Only            2.96%         3.22%         3.34%
 Money Fund Average*
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                                  7 Day Yield
                                                                            As of December 31, 1999
-------------------------------------------------------------------------------------------------------------
MuniFund Dollar Shares/1/                                                            3.41%
-------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Tax-Free Institutions - Only
Money Fund Average*                                                                  3.85%
-------------------------------------------------------------------------------------------------------------


Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

* IBC's Money Fund Report: Tax Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                         MuniFund
                                                        Plus Shares
                                                        -----------
                                                        (estimated)
                                                        -----------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                            .17%
   Distribution (12b-1) Fees                               .25%
Other Expenses                                             .24%
   Administration Fees                                           .17%
   Miscellaneous                                                 .07%
Total Annual Fund                                          .66%
   Operating Expenses (1)                                  ===
--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

--------------------------------------------------------------------------------
                                                           MuniFund
                                                         Plus Shares
                                                         -----------
                                                         (estimated)
                                                         -----------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                             .07%
   Distribution (12b-1) Fees                                .25%
Other Expenses                                              .13%
   Administration Fees                                                .07%
   Miscellaneous                                                      .06%
Total Annual Fund                                           .45%
   Operating Expenses (after current waivers)               ===
-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      ----------------------------------
                             MuniFund Plus Shares
                                  (estimated)
                      ----------------------------------
                      One Year                      $ 67
                      Three years                   $211
                      Five Years                    $368
                      Ten Years                     $822
                      ----------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

     Except during periods of unusual market conditions or during temporary defensive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

  . securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

  .  securities that are issued or guaranteed by a person with such ratings; or

  . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

  . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase Municipal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             CALIFORNIA MONEY FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                        The Fund seeks to provide investors with
                                        as high a level of current interest
                                        income that is exempt from federal
                                        income tax and, to the extent possible,
                                        from California State personal income
                                        tax as is consistent with the
                                        preservation of capital and relative
                                        stability of principal.

Investment Policies:                    The Fund invests primarily in debt
                                        obligations issued by or on behalf of
                                        the State of California and other
                                        states, territories, and possessions of
                                        the United States, the District of
                                        Columbia, and their respective
                                        authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal
                                        Obligations"). Dividends paid by the
                                        Fund that are derived from the interest
                                        on Municipal Obligations that is exempt
                                        from taxation under the Constitution or
                                        statutes of California ("California
                                        Municipal Obligations") are exempt from
                                        regular federal and California State
                                        personal income tax. California
                                        Municipal Obligations include municipal
                                        securities issued by the State of
                                        California and its political sub-
                                        divisions, as well as certain other
                                        governmental issuers such as the
                                        Commonwealth of Puerto Rico.

Principal Risks of Investing:           Although the Fund invests in money
                                        market instruments which the investment
                                        adviser, BlackRock Institutional
                                        Management Corporation ("BIMC," or the
                                        "Adviser") believes present minimal
                                        credit risks at the time of purchase,
                                        there is a risk that an issuer may not
                                        be able to make principal and interest
                                        payments when due. The Fund is also
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        The Fund is non-diversified because it
                                        concentrates its investments in
                                        California Municipal Obligations. This
                                        means that it may invest a greater
                                        percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

                                        Dividends derived from interest on
                                        Municipal Obligations other than
                                        California Municipal Obligations are
                                        exempt from federal income tax but may
                                        be subject to California State personal
                                        income tax.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for California
                                        institutional investors and their
                                        customers seeking as high a level of
                                        current interest income that is exempt
                                        from federal income tax and, to the
                                        extent possible, from California
                                        personal income tax as is consistent
                                        with the preservation of capital and
                                        relative stability of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          [Bar Chart Appears Here]/1/


                                   California
                                      Money

                             1990     5.04
                             1991     3.69
                             1992     2.36
                             1993     2.01
                             1994     2.48
                             1995     3.39
                             1996     2.96
                             1997     3.14
                             1998     2.88
                             1999     2.57


     During the ten-year period shown in the bar chart, the highest quarterly return was 5.25% (for the quarter ended June 30, 1990) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).

     The Fund's Average Annual Total  Return for Periods Ended December 31, 1999

     -----------------------------------------------------------------------------------------------------------
                                                                        1 Year      5 Years      10 Years
     -----------------------------------------------------------------------------------------------------------
     California Money Fund Dollar Shares/1/                             2.57%       2.99%        3.05%
     -----------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  California State Specific Tax-Free       2.74%       3.04%        3.17%
     Institutions-Only Money Fund Average*
     -----------------------------------------------------------------------------------------------------------

     -----------------------------------------------------------------------------------------------------------
                                                                                     7 Day Yield
                                                                                As of December 31, 1999
     -----------------------------------------------------------------------------------------------------------
     California Money Fund Dollar Shares/1/                                               3.08%
     -----------------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  California State Specific Tax-Free
     Institutions - Only Money Fund Average*                                              3.47%
     -----------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Plus Shares of the Fund have not had shares outstanding for the last five years, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

* IBC's Money Fund Report: California State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
                                           California Money Fund
                                                   Plus
                                                  Shares
                                             ----------------
                                                (estimated)
Annual Fund Operating
 Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                     .20%
     Distribution (12b-1) Fees                      .25%
Other Expenses                                      .25%
     Administration Fees                                         .20%
     Miscellaneous                                               .05%
Total Annual Fund
 Operating Expenses(1)                              .70%
                                                    ====
--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                           California Money Fund
                                                   Plus
                                                  Shares
                                             ----------------
                                                (estimated)
Annual Fund Operating
 Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                 .07%
Distribution (12b-1) Fees                       .25%
Other Expenses                                  .13%
     Administration Fees                                         .07%
     Miscellaneous                                               .06%
Total Annual Fund
 Operating Expenses (after current waivers)     .45%
                                                ===
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waiver) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         ------------------------------
                             California Money Fund
                                  Plus Shares
                                  (estimated)
                         ------------------------------
                          One Year                $ 73
                          Three years             $227
                          Five Years              $395
                          Ten Years               $883
                         ------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in California Municipal Obligations.

     Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund's assets will be invested primarily in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Government obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local taxes. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

     The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund is authorized to purchase instruments that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

  . instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

  . instruments issued or guaranteed by persons with short-term debt having such ratings;

  . unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

  . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

Investments. The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

     Special Considerations Affecting the Fund. The Fund is concentrated in securities issued by the State of California or entities within the State of California and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal

Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund's portfolio.

     General obligation bonds of the state of California are currently rated AA-and AA3, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting California Municipal Obligations. Significant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

     The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

                              NEW YORK MONEY FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                   The Fund seeks to provide investors with as
                                   high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New
                                   York City personal income taxes as is
                                   consistent with the preservation of capital and relative stability of principal.
                                   Investment Policies:

                                   The Fund invests primarily in debt
                                   obligations issued by or on behalf of the State of New York. We may also invest in debt obligations issued by or on behalf of other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal
                                   Obligations"). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York Municipal Obligations") are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:      Although the Fund invests in money market
                                   instruments which the investment adviser,
                                   BlackRock Institutional Management
                                   Corporation ("BIMC," or the "Adviser")
                                   believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                   The Fund is non-diversified because it
                                   concentrates its investments in New York
                                   Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

                                   Dividends derived from interest on Municipal
                                   Obligations other than New York Municipal
                                   Obligations are exempt from federal income tax but may be subject to New York State and New York City personal income tax.

                                   An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the      The Fund is designed for institutional
Fund:                              investors and their customers seeking as high
                                   a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New
                                   York City personal income taxes as is
                                   consistent with the preservation of capital and relative stability of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.




                                    NY Money

                             1990      5.15
                             1991      3.64
                             1992      2.41
                             1993      1.97
                             1994      2.38
                             1995      3.44
                             1996      3.05
                             1997      3.23
                             1998      2.97
                             1999      2.74


     During the ten-year period shown in the bar chart, the highest quarterly return was 5.29% (for the quarter ended June 30, 1990) and the lowest quarterly return was 1.84% (for the quarter ended March 31, 1994).

   The Fund's Average Annual Total Return for Periods Ended December 31, 1999

---------------------------------------------------------------------------------------------
                                                            1 Year    5 Years    10 Years
---------------------------------------------------------------------------------------------
New York Money Fund Dollar Fund Shares/1/                   2.74%     3.08%        3.09%
---------------------------------------------------------------------------------------------
IBC's Money Fund Report: New York State Specific            2.72%     3.11%        3.22%
Tax-Free Institutions - Only Money Fund Average*
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                      7 Day Yield
                                                                 As of December 31, 1999
---------------------------------------------------------------------------------------------
New York Money Fund Dollar Shares/1/                                             3.31%
---------------------------------------------------------------------------------------------
IBC's Money Fund Report:  New York State Specific Tax-Free
Institutions - Only Money Fund Average*                                          3.55%
---------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

_______________________
/1/ Because the Plus Shares of the Fund have not had shares outstanding for the last five years, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

* IBC's Money Fund Report: New York State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of New York State

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                New York Money Fund
                                                       Plus
                                                      Shares
                                                  --------------
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                       .20%
Distribution (12b-1) Fees                             .25%
Other Expenses                                        .30%
     Administration Fees                                         .20%
     Miscellaneous                                               .10%
Total Annual Fund
 Operating Expenses(1)                                .75%
                                                      ====

--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                               New York Money Fund
                                                      Plus
                                                     Shares
                                                 --------------
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                      .05%
Distribution (12b-1) Fees                            .25%
Other Expenses                                       .15%
     Administration Fees                                         .05%
     Miscellaneous                                               .10%
Total Annual Fund
 Operating Expenses (after current waivers)          .45%
                                                     ===

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         -----------------------------
                              New York Money Fund
                                  Plus Shares
                         -----------------------------
                         One Year                 $ 77
                         Three years              $240
                         Five Years               $417
                         Ten Years                $930
                         -----------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in New York Municipal Obligations.

     Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund's assets will be invested primarily in New York Municipal Obligations, although the amount of the Fund's assets invested in such securities will vary from time to time. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

     The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

  . instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

  . instruments issued or guaranteed by persons with short-term debt having such ratings;

  . unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

  . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments. The Fund's investments may include the following:

     Municipal Obligations. They may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Special Considerations Affecting the Fund. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

     Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have, at times, experienced serious financial difficulties. These difficulties have at times jeopardized the credit standing and impaired the borrowings abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. Strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                            MANAGEMENT OF THE FUND


Investment Adviser

     The Adviser, a majority-owned indirect subsidiary of PNC Bank, serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $58 billion. BIMC (formerly known as PNC Institutional Management Corporation or "PIMC") was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

     As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 1999, TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund paid investment advisory fees and administration fees each aggregating .08%, .09%, .07%, .07%, and .05%, respectively, (net of waivers) of their average net assets. The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."


                            SHAREHOLDER INFORMATION

Price of Fund Shares

     A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund, California Money Fund and New York Money Fund is determined as of 12:00 noon and 4:00 P.M., Eastern time (9:00 A.M., and 1:00 P.M. Pacific Time). The net asset value of TempFund and T-Fund is determined as of 12:00 noon and 5:30 P.M. Eastern time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares

     Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

     The chart below outlines the cut-off times for when purchase orders are executed. Purchase orders accepted by PFPC by the cut-off time and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will be executed that day. Purchase orders received after the cut-off times, and orders for which payment has not been received by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Plus Shares.

          Portfolio                                              Time
          ---------                                              ----
     TempFund*                                             5:30 PM Eastern Time
     T-Fund*                                               5:30 PM Eastern Time
     MuniFund                                              2:30 PM Eastern Time
     California Money Fund**                            12:00 Noon Eastern Time
     New York Money Fund                                12:00 Noon Eastern Time

     *Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone, and TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Purchase orders for Plus Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     Payment for Plus Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Plus Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

     Plus Shares of the Funds are sold without charge by a Fund. Institutional investors purchasing or holding Plus Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Plus Shares of the Funds. An institution purchasing Plus Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

     Redemption orders must be transmitted to the Funds Office in Wilmington, Delaware in the manner described under "Purchase of Shares." Plus Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

     The chart below outlines the cut-off times for the redemption of Plus Shares of the Funds. Payment for redeemed shares of the Funds for which redemption requests are received by PFPC by the established cut-off times on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established cut-off times, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

          Portfolio                                              Time
          ---------                                              ----
     TempFund*                                            5:30 PM Eastern Time
     T-Fund*                                              5:30 PM Eastern Time
     MuniFund                                          12:00 Noon Eastern Time
     California Money Fund**                           12:00 Noon Eastern Time
     New York Money Fund                               12:00 Noon Eastern Time

     *Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Redemption requests for Plus Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time for a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     The Funds shall have the right to redeem shares in any Plus Share account if the value of the account is less than $5,000, after sixty days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Plus Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Plus Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Plus Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Plus Shares. (See also "Management of the Fund - Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investment fiduciary funds in Plus Shares.

Dividends and Distributions

     Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

     Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

     Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distribution on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

     Tax Exempt Funds--MuniFund, California Money Fund and New York Money Fund
     ----------------
(the "Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

     Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to corporate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations such dividends will be subject to California state personal income tax, even though such dividends may be exempt for Federal income tax purposes.

     Dividends paid by California Money Fund derived from U.S. Government obligations generally will be exempt from state and local tax as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     The New York Money Fund intends to comply with certain state tax requirements so that the exempt-interest dividends derived from interest on New York Municipal Obligations will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes.) Dividends and distributions derived from taxable income and capital gains are exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Except as noted with respect to New York State and New York City personal income taxes, dividends and distributions paid to shareholders that are derived from income on Municipal Obligations may be taxable income under state or local law even though all or a portion of such dividends or distributions may be derived from interest on tax-exempt obligations that, if paid directly to shareholders, would be tax-exempt income.

     PFPC, as transfer agent, will send each of the Funds shareholder or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send California Money Fund and New York Money Funds' shareholders or their authorized representatives an annual statement regarding, as applicable California, New York State and New York City tax treatment.

                                    *  *  *

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.pif.com. Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Provident Institutional Funds 1940 Act File No. is 811-2354.

                              CASH RESERVE SHARES
                                      OF
                                   TEMPFUND
                                    T-FUND
                                   MUNIFUND
                             CALIFORNIA MONEY FUND

                       Investment Portfolios offered by
                         Provident Institutional Funds


                                  Prospectus


                                 March 1, 2000


Bellevue Park Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809


                              Investment Adviser
                BlackRock Institutional Management Corporation


The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
HOW TO FIND THE INFORMATION YOU NEED ABOUT THE CASH RESERVE SHARES OF
  PROVIDENT INSTITUTIONAL FUNDS............................................
TEMPFUND...................................................................
T-FUND.....................................................................
MUNIFUND...................................................................
CALIFORNIA MONEY FUND......................................................
MANAGEMENT OF THE FUND.....................................................
SHAREHOLDER INFORMATION....................................................
     Price of Fund Shares..................................................
     Purchase of Shares....................................................
     Redemption of Shares..................................................
     Cash Reserve Shareholder Service Plan.................................
     Dividends and Distributions...........................................
     Federal Taxes.........................................................
     State and Local Taxes.................................................

HOW TO FIND THE INFORMATION YOU NEED ABOUT THE CASH RESERVE SHARES OF PROVIDENT
                              INSTITUTIONAL FUNDS

-------------------------------------------------------------------------------

     Welcome to the new Provident Institutional Funds Prospectus for Cash Reserve Shares.

     The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Reserve Shares of the Provident Institutional Funds (the "Trust").

     This prospectus contains information about the four portfolios (the "Funds") of the Trust that offer Cash Reserve Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services and your rights as a shareholder. These sections apply to all the Funds.

     Cash Reserve Shares are sold to institutions that have entered into servicing agreements with the Trust in connection with their investments.

     The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

     For purchase and redemption orders only call:  800-441-7450 (in Delaware:
302-791-5350).  For yield call:  800-821-6006 (TempFund Cash Reserve Shares
Code:  H2; T-Fund Cash Reserve Shares Code:  N2; MuniFund Cash Reserve Shares
Code: K2; California Money Fund Cash Reserve Shares Code: R2). For other information call: 800-821-7432 or visit our web site at www.pif.com.

                                   TEMPFUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                        The Fund seeks current income with
                                        liquidity and stability of principal.

Investment Policies:                    The Fund invests in a broad range of
                                        money market instruments, including
                                        government, bank, and commercial
                                        obligations and repurchase agreements
                                        relating to such obligations.

Principal Risks of Investing:           Although the Fund invests in money
                                        market instruments which the investment
                                        adviser, BlackRock Institutional
                                        Management Corporation ("BIMC," or the
                                        "Adviser") believes present minimal
                                        credit risks at the time of purchase,
                                        there is a risk that an issuer may not
                                        be able to make principal and interest
                                        payments when due. The Fund is also
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors seeking current income and
                                        stability of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          [Bar Chart Appears Here]/1/



                                    TempFund

                            1990      8.02
                            1991      5.99
                            1992      3.64
                            1993      2.87
                            1994      3.94
                            1995      5.74
                            1996      5.17
                            1997      5.35
                            1998      5.27
                            1999      4.90


          During the ten-year period shown in the bar chart, the highest quarterly return was 8.12% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

     The Fund's Average Annual Total Return for Periods Ended December 31, 1999

---------------------------------------------------------------------------------------------------------------
                                                                        1 Year         5 Years       10 Years
---------------------------------------------------------------------------------------------------------------
TempFund Dollar Shares/1/                                                 4.90%          5.28%          5.08%
---------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:   First Tier Institutions - Only Money           4.95%          5.21%          4.95%
Fund Average*
---------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                     7 Day Yield
                                                                                As of December 31, 1999
----------------------------------------------------------------------------------------------------------
TempFund Dollar Shares/1/                                                              5.23%
----------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  First Tier                                                   5.49%
Institutions - Only Money Fund Average*
----------------------------------------------------------------------------------------------------------


Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------

                                                        TempFund
                                                   Cash Reserve Shares
                                                   -------------------
                                                       (estimated)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                              .09%
Other Expenses                                               .51%
     Administration Fees                                             .09%
     Shareholder Servicing Fees                                      .25%
     Miscellaneous                                                   .17%

Total Annual Fund
     Operating Expenses(1)                                   .60%
                                                             ===
-------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                        TempFund
                                                   Cash Reserve Shares
                                                   -------------------
                                                       (estimated)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                             .08%
Other Expenses                                              .50%
     Administration Fees                                              .08%
     Shareholder Servicing Fees                                       .25%
     Miscellaneous                                                    .17%

Total Annual Fund Operating Expenses
 (after current waivers)                                    .58%
                                                            ====
-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          --------------------------------------------
                 TempFund Cash Reserve Shares
                         (estimated)
          --------------------------------------------

          One Year                 $ 61
          Three Years              $192
          Five Years               $335
          Ten Years                $750
          --------------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 . securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 .   securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 . securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities; or

 . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Investments.  The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

     Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances and bank notes issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

     Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and maturity requirements.

     Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Repurchase Agreements. The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

                                    T-FUND
--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                        The Fund seeks current income with
                                        liquidity and stability of principal.

Investment Policies:                    The Fund invests in U.S. Treasury bills,
                                        notes, trust receipts and direct
                                        obligations of the U.S. Treasury and
                                        repurchase agreements relating to direct
                                        Treasury obligations.

Principal Risks of Investing:           Securities issued or guaranteed by the
                                        U.S. Government have historically
                                        involved little risk of loss of
                                        principal if held to maturity. However,
                                        due to fluctuations in interest rates,
                                        the market value of such securities may
                                        vary during the period a shareholder
                                        owns shares of the Fund. The Fund is
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors seeking current income with
                                        liquidity and security of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          [Bar Chart Appears Here]/1/


                                     T-Fund

                             1990     7.97
                             1991     5.96
                             1992     3.58
                             1993     2.82
                             1994     3.66
                             1995     5.61
                             1996     5.08
                             1997     5.19
                             1998     5.09
                             1999     4.64


          During the ten-year period shown in the bar chart, the highest quarterly return was 8.08% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

-------------------------------------------------------------------------------------------------------------------------
                                                                                  1 Year         5 Years       10 Years
-------------------------------------------------------------------------------------------------------------------------
T-Fund Dollar Shares/1/                                                            4.64%          5.12%          4.95%
-------------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Government Institutions - Only                           4.69%          5.02%          4.95%
Money Fund Average *
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                                7 Day Yield
                                                                                          As of December 31, 1999
-------------------------------------------------------------------------------------------------------------------
T-Fund Dollar Shares/1/                                                                           4.47%
-------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Government Institutions - Only Money Fund
Average*                                                                                          5.06%
-------------------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
                                                         T-Fund
                                                   Cash Reserve Shares
                                                   -------------------
                                                       (estimated)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                             .12%
Other Expenses                                              .54%
   Administration Fees                                                .12%
   Shareholder Servicing Fees                                         .25%
   Miscellaneous                                                      .17%
Total Annual Fund
 Operating Expenses(1)                                      .66%
                                                            ====

------------------------------------------------------------
(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                         T-Fund
                                                   Cash Reserve Shares
                                                   -------------------
                                                       (estimated)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                             .09%
Other Expenses                                              .51%
     Administration Fees                                              .09%
     Shareholder Servicing Fees                                       .25%
     Miscellaneous                                                    .17%
Total Annual Fund
 Operating Expenses (after current waivers)                 .60%
                                                            ====

-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


               ------------------------------------
                T-Fund Cash Reserve Shares
                        (estimated)
               ------------------------------------
                One Year                $ 67
                Three Year              $211
                Five Year               $368
                Ten Year                $822
               ------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

    The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agreements relating to direct Treasury obligations.

    The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

Investments.  The Fund's investments may include the following:

    U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

    Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

    Repurchase Agreements.   The Fund may enter into repurchase agreements.

    Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

    Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

                                   MUNIFUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                        The Fund seeks as high a level of
                                        current interest income exempt from
                                        federal income tax as is consistent with relative stability of principal.

Investment Policies:                    The Fund invests in a broad range of
                                        short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests
                                        (collectively, "Municipal Obligations").

Principal Risks of Investing:           Although the Fund invests in money
                                        market instruments which the investment
                                        adviser, BlackRock Institutional
                                        Management Corporation ("BIMC," or the
                                        "Adviser") believes present minimal
                                        credit risks at the time of purchase,
                                        there is a risk that an issuer may not
                                        be able to make principal and interest
                                        payments when due. The Fund is also
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in The Fund:     The Fund is designed for institutional
                                        investors seeking as high a level of
                                        current interest income exempt from
                                        federal income tax as is consistent with relative stability of principal.


Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          [Bar Chart Appears Here]/1/


                                    MuniFund

                             1990     5.15
                             1991     3.53
                             1992     2.23
                             1993     1.96
                             1994     2.36
                             1995     3.43
                             1996     3.02
                             1997     3.20
                             1998     3.03
                             1999     2.85


          During the ten-year period shown in the bar chart, the highest quarterly return was 5.62% (for the quarter ended March 31, 1990) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                                                  1 Year             5 Years            10 Years
--------------------------------------------------------------------------------------------------------------------
MuniFund Dollar Shares/1/                                          2.85%             3.11%               3.07%
--------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Tax-Free Institutions - Only             2.96%             3.22%               3.34%
 Money Fund Average*
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                7 Day Yield
                                                                           As of December 31, 1999
-------------------------------------------------------------------------------------------------------------
MuniFund Dollar Shares/1/                                                            3.41%
-------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Tax-Free Institutions - Only
Money Fund Average*                                                                  3.85%
-------------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: Tax Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------

                                                       MuniFund
                                                   Cash Reserve Shares
                                                   -------------------
                                                      (estimated)
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                             .17%
Other Expenses                                              .64%
     Administration Fees                                              .17%
     Shareholder Servicing Fees                                       .25%
     Miscellaneous                                                    .22%
Total Annual Fund
     Operating Expenses (1)                                 .81%
                                                            ===
-------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.
-------------------------------------------------------------------------------
                                                         MuniFund
                                                   Cash Reserves Shares
                                                   --------------------
                                                       (estimated)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                             .07%
Other Expenses                                              .53%
     Administration Fees                                              .07%
     Shareholder Servicing Fees                                       .25%
     Miscellaneous                                                    .21%
Total Annual Fund
     Operating Expenses (after current waivers)              .60%
                                                             ====
-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


               -------------------------------------
                   MuniFund Cash Reserve Shares
                            (estimated)
               -------------------------------------
               One Year               $   83
               Three years            $  259
               Five Years             $  450
               Ten Years              $1,002
               -------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

     Except during periods of unusual market conditions or during temporary defensive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

  . securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

  .  securities that are issued or guaranteed by a person with such ratings; or

  . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

  . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax.
The portfolio may also include "moral obligation" bonds.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase Municipal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             CALIFORNIA MONEY FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                        The Fund seeks to provide investors with
                                        as high a level of current interest
                                        income that is exempt from federal
                                        income tax and, to the extent possible,
                                        from California State personal income
                                        tax as is consistent with the
                                        preservation of capital and relative
                                        stability of principal.

Investment Policies:                    The Fund invests primarily in debt
                                        obligations issued by or on behalf of
                                        the State of California and other
                                        states, territories, and possessions of
                                        the United States, the District of
                                        Columbia, and their respective
                                        authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal
                                        Obligations"). Dividends paid by the
                                        Fund that are derived from the interest
                                        on Municipal Obligations that is exempt
                                        from taxation under the Constitution or
                                        statutes of California ("California
                                        Municipal Obligations") are exempt from
                                        regular federal and California State
                                        personal income tax. California
                                        Municipal Obligations include municipal
                                        securities issued by the State of
                                        California and its political sub-
                                        divisions, as well as certain other
                                        governmental issuers such as the
                                        Commonwealth of Puerto Rico.

Principal Risks of Investing:           Although the Fund invests in money
                                        market instruments which the investment
                                        adviser, BlackRock Institutional
                                        Management Corporation ("BIMC," or the
                                        "Adviser") believes present minimal
                                        credit risks at the time of purchase,
                                        there is a risk that an issuer may not
                                        be able to make principal and interest
                                        payments when due. The Fund is also
                                        subject to risks related to changes in
                                        prevailing interest rates, since
                                        generally, a fixed-income security will
                                        increase in value when interest rates
                                        fall and decrease in value when interest rates rise.

                                        The Fund is non-diversified because it
                                        concentrates its investments in
                                        California Municipal Obligations. This
                                        means that it may invest a greater
                                        percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

                                        Dividends derived from interest on
                                        Municipal Obligations other than
                                        California Municipal Obligations are
                                        exempt from federal income tax but may
                                        be subject to California State personal
                                        income tax

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for California
                                        institutional investors and their
                                        customers seeking as high a level of
                                        current interest income that is exempt
                                        from federal income tax and, to the
                                        extent possible, from California
                                        personal income tax as is consistent
                                        with the preservation of capital and
                                        relative stability of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          [Bar Chart Appears Here]/1/


                                   California
                                      Money

                              1990    5.04
                              1991    3.69
                              1992    2.36
                              1993    2.01
                              1994    2.48
                              1995    3.39
                              1996    2.96
                              1997    3.14
                              1998    2.88
                              1999    2.57


          During the ten-year period shown in the bar chart, the highest quarterly return was 5.25% (for the quarter ended June 30, 1990) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

-----------------------------------------------------------------------------------------------------------------
                                                                         1 Year         5 Years        10 Years
-----------------------------------------------------------------------------------------------------------------
California Money Fund Dollar Shares/1/                                    2.57%           2.99%          3.05%
-----------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  California State Specific Tax-Free              2.74%           3.04%          3.17%
 Institutions-Only Money Fund Average*
-----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                                 7 Day Yield
                                                                           As of December 31, 1999
------------------------------------------------------------------------------------------------------------
California Money Fund Dollar Shares/1/                                               3.08%
------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  California State Specific Tax-Free
Institutions - Only Money Fund Average                                               3.47%
------------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: California State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
                                                    California
                                                    Money Fund
                                                   Cash Reserve
                                                      Shares
                                                      ------
                                                   (estimated)
Annual Fund Operating
 Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                        .20%
Other Expenses                                         .65%
     Administration Fees                                         .20%
     Shareholder Servicing Fees                                  .25%
     Miscellaneous                                               .20%
Total Annual Fund
 Operating Expenses(1)                                 .85%
                                                       ====
-------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                                    California
                                                    Money Fund
                                                   Cash Reserve
                                                      Shares
                                                      ------
                                                   (estimated)
Annual Fund Operating
 Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                        .07%
Other Expenses                                         .53%
     Administration Fees                                         .07%
     Shareholder Servicing Fees                                  .25%
     Miscellaneous                                               .21%
Total Annual Fund
 Operating Expenses (after current waivers)            .60%
                                                       ====
-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    -------------------------------
                          California Money Fund
                           Cash Reserve Shares
                               (estimated)
                    -------------------------------

                    One Year               $   88
                    Three years            $  274
                    Five Years             $  477
                    Ten Years              $1,061
                    -------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in California Municipal Obligations.

     Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund's assets will be invested primarily in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Government obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local taxes. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

     The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund is authorized to purchase instruments that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

  . instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

  . instruments issued or guaranteed by persons with short-term debt having such ratings;

  . unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

  . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

Investments. The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax.
The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

     Special Considerations Affecting the Fund. The Fund is concentrated in securities issued by the State of California or entities within the State of California and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of

California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund's portfolio.

     General obligation bonds of the state of California are currently rated AA-and AA3, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting California Municipal Obligations. Significant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

     The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

                            MANAGEMENT OF THE FUND

Investment Adviser

     The Adviser, a majority-owned indirect subsidiary of PNC Bank, serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $58 billion. BIMC (formerly known as PNC Institutional Management Corporation or "PIMC") was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

     As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 1999, TempFund, T-Fund, MuniFund and California Money Fund paid investment advisory fees and administration fees each aggregating .08%, .09%, .07% and .07%, respectively, (net of waivers) of their average net assets. The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."

                            SHAREHOLDER INFORMATION

Price of Fund Shares

     A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund and California Money Fund is determined as of 12:00 noon and 4:00 P.M., Eastern time (9:00 A.M., and 1:00 P.M. Pacific time). The net asset value of TempFund and T-Fund is determined as of 12:00 noon and 5:30 P.M. Eastern time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares

     Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

     The chart below outlines the cut-off times for when purchase orders are executed. Purchase orders accepted by PFPC by the cut-off time and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will be executed that day. Purchase orders received after the cut-off times, and orders for which payment has not been received by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Cash Reserve Shares.


          Portfolio                                 Time
          ---------                                 ----
     TempFund*                              5:30 PM Eastern Time
     T-Fund*                                5:30 PM Eastern Time
     MuniFund                               2:30 PM Eastern Time
     California Money Fund**               12:00 Noon Eastern Time


     *Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone, and TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Purchase orders for Cash Reserve Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Cash Reserve Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

     Cash Reserve Shares of the Funds are sold without charge by a Fund. Institutional investors purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Reserve Shares of the Funds. An institution purchasing Cash Reserve Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

     Redemption orders must be transmitted to the Funds' Office in Wilmington, Delaware in the manner described under "Purchase of Shares." Cash Reserve Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

     The chart below outlines the cut-off times for the redemption of Cash Reserve Shares of the Funds. Payment for redeemed Cash Reserve Shares of the Funds for which redemption requests are received by PFPC by the established cut-off times on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established cut-off times, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

          Portfolio                                Time
          ---------                                ----
     TempFund*                             5:30 PM Eastern Time
     T-Fund*                               5:30 PM Eastern Time
     MuniFund                             12:00 Noon Eastern Time
     California Money Fund**              12:00 Noon Eastern Time


     *Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Redemption orders for Cash Reserve Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time for a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000, after sixty days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also "Management of the Fund - Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investment fiduciary funds in Cash Reserve Shares.

Cash Reserve Shareholder Service Plan

     Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Cash Reserve Shares. The Fund will enter into an agreement with each Service Organization which purchases Cash Reserve Shares requiring it to provide services to its customers who are the beneficial owners of such shares in consideration of the Fund's payment of up to .40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization for the benefit of customers. Such services are described more fully in the Statement of Additional Information under "Management of the Fund - Service Organizations." Because fees associated with the Shareholder service plans are paid out of the Funds' assets on an ongoing basis, over time, holders of the Cash Reserve Class may pay more than the economic equivalent of the maximum front-end sales charge permitted by NASD Regulation Inc. Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

Dividends and Distributions

     Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

     Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

     Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distribution on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax Exempt Funds -- MuniFund and California Money Fund (the "Tax-Exempt Funds")
----------------
anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

     Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to corporate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations such dividends will be subject to California state personal income tax, even though such dividends may be exempt for Federal income tax purposes.

     Dividends paid by California Money Fund derived from U.S. Government obligations generally will be exempt from state and local tax as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     PFPC, as transfer agent, will send each of the Funds shareholder or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send California Money Fund and New York Money Funds' shareholders or their authorized representatives an annual statement regarding, as applicable California, New York State and New York City tax treatment.

                                    *  *  *

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.pif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Provident Institutional Funds 1940 Act File No. is 811-2354.

                            CASH MANAGEMENT SHARES
                                      OF
                                   TEMPFUND
                                    T-FUND
                                   MUNIFUND
                             CALIFORNIA MONEY FUND

                       Investment Portfolios offered by
                         Provident Institutional Funds


                                  Prospectus

                                 March 1, 2000


Bellevue Park Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809



                              Investment Adviser
                BlackRock Institutional Management Corporation

The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
HOW TO FIND THE INFORMATION YOU NEED ABOUT THE CASH MANAGEMENT SHARES
  OF PROVIDENT INSTITUTIONAL FUNDS.....................................
TEMPFUND...............................................................
T-FUND.................................................................
MUNIFUND...............................................................
CALIFORNIA MONEY FUND..................................................
MANAGEMENT OF THE FUND.................................................
SHAREHOLDER INFORMATION................................................
     Price of Fund Shares..............................................
     Purchase of Shares................................................
     Redemption of Shares..............................................
     Cash Management Shareholder Service Plan..........................
     Dividends and Distributions.......................................
     Federal Taxes.....................................................
     State and Local Taxes.............................................

             HOW TO FIND THE INFORMATION YOU NEED ABOUT THE CASH
              MANAGEMENT SHARES OF PROVIDENT INSTITUTIONAL FUNDS

--------------------------------------------------------------------------------

     Welcome to the new Provident Institutional Funds Prospectus for Cash Management Shares.

     The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Management Shares of the Provident Institutional Funds (the "Trust").

     This prospectus contains information about four portfolios (the "Funds") of the Trust that offer Cash Management Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services, and your rights as a shareholder. These sections apply to all the Funds.

     Cash Management Shares are sold to institutions that have entered into servicing agreements with the Trust in connection with their investments.

     The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

     For purchase and redemption orders only call: 800-441-7450 (in Delaware:
302-791-5350). For yield call: 800-821-6006 (TempFund Cash Management Shares
Code: H3; T-Fund Cash Management Shares Code: N3; MuniFund Cash Management Shares Code: K3; California Money Fund Cash Management Shares Code: R3). For other information call: 800-821-7432 or visit our web site at www.pif.com.

                                   TEMPFUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                     The Fund seeks current income with
                                     liquidity and stability of principal.


Investment Policies:                 The Fund invests in a broad range of money
                                     market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

Principal Risks of Investing:        Although the Fund invests in money market
                                     instruments which the investment adviser,
                                     BlackRock Institutional Management
                                     Corporation ("BIMC," or the "Adviser")
                                     believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                     An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:  The Fund is designed for institutional investors seeking current income and
                                     stability of principal

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                          [Bar Chart Appears Here]/1/



                                    TempFund

                            1990      8.02
                            1991      5.99
                            1992      3.64
                            1993      2.87
                            1994      3.94
                            1995      5.74
                            1996      5.17
                            1997      5.35
                            1998      5.27
                            1999      4.90


     During the ten-year period shown in the bar chart, the highest quarterly return was 8.12% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999


   ------------------------------------------------------------------------------------------------------
                                                                1 Year        5 Years       10 Years
   ------------------------------------------------------------------------------------------------------

   TempFund Dollar Shares/1/                                    4.90%          5.28%          5.08%

   ------------------------------------------------------------------------------------------------------
   IBC's Money Fund Report: First Tier Institutions - Only      4.95%          5.21%          4.95%
   Money Fund Average*
   ------------------------------------------------------------------------------------------------------


   ------------------------------------------------------------------------------------------------------
                                                                               7 Day Yield
                                                                         As of December 31, 1999
   ------------------------------------------------------------------------------------------------------
   TempFund Dollar Shares/1/                                                      5.23%
   ------------------------------------------------------------------------------------------------------
   IBC's Money Fund Report:  First Tier                                           5.49%
   Institutions - Only Money Fund Average*
   ------------------------------------------------------------------------------------------------------


Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.


________________________
/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------

                                                                TempFund
                                                         Cash Management Shares
                                                         ----------------------
                                                               (annualized)

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                                    .09%
Other Expenses                                                     .61%
         Administration Fees                                                .09%
         Shareholder Servicing Fees                                         .25%
         Miscellaneous                                                      .27%

Total Annual Fund

          Operating Expenses(1)                                    .70%
                                                                   ===

--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.


                                                                TempFund
                                                          Cash Management Shares
                                                          ----------------------
                                                               (annualized)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                                    .08%
Other Expenses                                                     .60%
          Administration Fees                                               .08%
          Shareholder Servicing Fees                                        .25%
          Miscellaneous                                                     .27%


Total Annual Fund Operating Expenses (after current waivers)       .68%

--------------------------------------------------------------------------------

     Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      ------------------------------
                         TempFund Cash Management
                            Shares (estimated)
                      ------------------------------

                         One Year         $ 72
                         Three Years      $224
                         Five Years       $390
                         Ten Years        $871
                      ------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE


       The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

       The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

       The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:


   . securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

   .   securities that are issued or guaranteed by a person with such ratings;

   . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

   . securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities; or

   . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

     Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances and bank notes issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

     Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and maturity requirements.

     Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Repurchase Agreements. The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

                             FINANCIAL HIGHLIGHTS


     The financial highlights tables are intended to help you understand TempFund Cash Management Shares' financial performance for the period June 14, 1999 through September 30, 1999 and the one month ended October 31,1999.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.



                        TempFund Cash Management Shares
    The table below sets forth selected financial data for a TempFund Cash
         Management Share outstanding throughout each year presented.

                                                                                 TempFund Cash
                                                                               Management Shares

                                                                                        For the Period
                                                                       One Month       June 14, 1999/1/
                                                                         Ended              Through
                                                                      October 31,        September 30,
                                                                         1999                1999
                                                                         ----                ----
Net Asset Value,
   Beginning of Period                                                 $    1.00          $    1.00
                                                                       ---------          ---------
Income From Investment Operations:
   Net Investment Income                                                   .0041              .0135
                                                                       ---------          ---------
Less Distributions:
   Dividends to Shareholders
   From Net Investment Income                                             (.0041)            (.0135)
                                                                       ---------          ---------
Net Asset Value,
   End of Period                                                       $    1.00          $    1.00
                                                                       =========          =========
Total Return                                                                4.92%/2/           4.60%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)                                          14,069             13,789
Ratio of Expenses to Average Daily Net Assets/3/                             .68%/2/            .68%/2/
Ratio of Net Investment Income to Average Daily Net Assets                  4.81%/2/           4.57%/2/

--------------------------------------------------------------------------------
/1/  Commencement of Operations.
/2/  Annualized.
/3/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempFund Cash Management Shares would have been .70% (annualized) for one month ended October 31, 1999 and .71% (annualized) for the period ended September 30, 1999.

                                    T-FUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                     The Fund seeks current income with
                                     liquidity and stability of principal.

Investment Policies:                 The Fund invests in U.S. Treasury bills,
                                     notes, trust receipts and direct
                                     obligations of the U.S. Treasury and
                                     repurchase agreements relating to direct
                                     Treasury obligations.

Principal Risks of Investing:        Securities issued or guaranteed by the U.S.
                                     Government have historically involved
                                     little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The
                                     Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                     An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:  The Fund is designed for institutional investors seeking current income with
                                     liquidity and security of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          [Bar Chart Appears Here]/1/


                                     T-Fund

                             1990     7.97
                             1991     5.96
                             1992     3.58
                             1993     2.82
                             1994     3.66
                             1995     5.61
                             1996     5.08
                             1997     5.19
                             1998     5.09
                             1999     4.64

     During the ten-year period shown in the bar chart, the highest quarterly return was 8.08% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

The Fund's Cash Management Average Annual Total Return for Periods Ended December 31, 1999


   -------------------------------------------------------------------------------------------------------------------
                                                                              1 Year        5 Years       10 Years
   -------------------------------------------------------------------------------------------------------------------
   T-Fund Dollar Shares/1/                                                    4.64%          5.12%          4.95%
   -------------------------------------------------------------------------------------------------------------------
   IBC's Money Fund Report:  Government Institutions - Only                   4.69%          5.02%          4.95%
   Money Fund Average*
   -------------------------------------------------------------------------------------------------------------------

   -------------------------------------------------------------------------------------------------------------------
                                                                                               7 Day Yield
                                                                                         As of December 31, 1999
   -------------------------------------------------------------------------------------------------------------------
   T-Fund Dollar Shares/1/                                                                       4.47%
   -------------------------------------------------------------------------------------------------------------------
   IBC's Money Fund Report:  Government Institutions - Only Money Fund Average                   5.06%
   -------------------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

________________________
/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dollar Shares because they bear different expenses.


* IBC's Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies.

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------

                                                                T-Fund
                                                        Cash Management Shares
                                                        ----------------------
                                                             (annualized)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                                 .12%
Other Expenses                                                  .66%
     Administration Fees                                                   .12%
Shareholder Servicing Fees                                                 .25%
     Miscellaneous                                                         .29%


Total Annual Fund
 Operating Expenses(1)                                          .76%
                                                                ===

--------------------------------------------------------------------------------

(1) BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                                T-Fund
                                                        Cash Management Shares
                                                        ----------------------
                                                              (annualized)
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                                 .09%
Other Expenses                                                  .61%
     Administration Fees                                                   .09%
     Shareholder Servicing Fees                                            .25%
     Miscellaneous                                                         .27%


Total Annual Fund
 Operating Expenses (after current waivers)                     .70%
                                                                ===

--------------------------------------------------------------------------------

Example


This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                        ----------------------------
                           T-Fund Cash Management
                             Shares (estimated)
                        ----------------------------

                          One Year        $ 80
                          Three Year      $249
                          Five Year       $433
                          Ten Year        $966
                        ----------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agreements relating to direct Treasury obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission.

     Investments. The Fund's investments may include the following:

     U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Repurchase Agreements. The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

                             FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the T-Fund Cash Management Shares financial performance for the period May 17, 1999 through October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.


                         T-Fund Cash Management Shares
       The table below sets forth selected financial data for a T-Fund
                             Cash Management Share
                  outstanding throughout each year presented.



                                                                                      For the Period
                                                                                      May 17, 1999/1/
                                                                                      Through
                                                                                      October 31,
                                                                                      1999
                                                                                      ---------------
Net Asset Value, Beginning of Period                                                   $    1.00
                                                                                       ---------
Income From Investment Operations:
          Net Investment Income                                                            .0197
                                                                                       ---------
Less Distributions:
          Dividends to Shareholders From Net Investment Income                            (.0197)
                                                                                       ---------
Net Asset Value, End of Period                                                         $    1.00
                                                                                       =========
Total Return                                                                                4.37%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)                                                           3,252
Ratio of Expenses to Average Daily Net Assets/3/                                             .70%/2/
Ratio of Net Investment Income to Average Daily Net Assets                                  4.43%/2/

__________________
/1/  Commencement of Operations.
/2/  Annualized.
/3/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for T-Fund Cash Management Shares would have been .78% (annualized) for the period ended October 31, 1999.

                                   MUNIFUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:               The Fund seeks as high a level of current
                               interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:           The Fund invests in a broad range of short-term
                               tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests
                               (collectively, "Municipal Obligations").

Principal Risks of Investing:  Although the Fund invests in money market instruments which the investment adviser,
                               BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                               An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in    The Fund is designed for institutional investors
The Fund:                    seeking as high a level of current interest income
                             exempt from federal income tax as is consistent with relative stability of principal.


Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                         [Bar Chart Appears Here]/1/


                                    MuniFund

                             1990      5.15
                             1991      3.53
                             1992      2.23
                             1993      1.96
                             1994      2.36
                             1995      3.43
                             1996      3.02
                             1997      3.20
                             1998      3.03
                             1999      2.85


     During the ten-year period shown in the bar chart, the highest quarterly return was 5.62% (for the quarter ended March 31, 1990) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

-----------------------------------------------------------------------------------------------------------------
                                                           1 Year               5 Years              10 Years
-----------------------------------------------------------------------------------------------------------------
MuniFund Dollar Shares/1/                                    2.85%                3.11%                 3.07%

-----------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Tax-Free Institutions -            2.96%                3.22%                 3.34%
Only Money Fund Average*

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                           7 Day Yield
                                                                                      As of December 31, 1999

-----------------------------------------------------------------------------------------------------------------
MuniFund Dollar Shares/1/                                                                      3.41%

-----------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  Tax-Free Institutions - Only
Money Fund Average*                                                                            3.85%

-----------------------------------------------------------------------------------------------------------------




Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.


_______________________
/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: Tax Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

-------------------------------------------------------------------------------
                                                            MuniFund
                                                      Cash Management Shares
                                                      -----------------------
                                                            (annualized)
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                        .17%
Other Expenses                                         .75%
    Administration Fees                                                  .17%
    Shareholder Servicing Fees                                           .25%
    Miscellaneous                                                        .33%
Total Annual Fund                                      .92%
    Operating Expenses (1)                             ===

-------------------------------------------------------------------------------

(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

-------------------------------------------------------------------------------
                                                             MuniFund
                                                      Cash Management Shares
                                                      -----------------------
                                                           (annualized)
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
 Management Fees                                      .07%
 Other Expenses                                       .63%
      Administration Fees                                             .07%
      Shareholder Servicing Fees                                      .25%
      Miscellaneous                                                   .31%
Total Annual Fund                                     .70%
      Operating Expenses (after current waivers)      ---

-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      --------------------------------------
                          MuniFund Cash Management Shares
                                  (estimated)
                      --------------------------------------
                      One Year                $   94
                      Three years             $  293
                      Five years              $  509
                      Ten years               $1,131
                      --------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE


     The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

     Except during periods of unusual market conditions or during temporary defensive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 .    securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .    securities that are issued or guaranteed by a person with such ratings; or

 .    securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 .    securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments. The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase Municipal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the financial performance for MuniFund Cash Management Shares for the period June 14, 1999 through October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                        MuniFund Cash Management Shares
    The table below sets forth selected financial data for a MuniFund Cash
                               Management Share
                  outstanding throughout each year presented.



                                                                    For the Period
                                                                    June 14, 1999/1/
                                                                    Through
                                                                    October 31,
                                                                    1999
                                                                    ------------------------
Net Asset Value, Beginning of Period                                    $    1.00
                                                                        ---------
Income From Investment Operations:
          Net Investment Income                                             .0099
                                                                        ---------
Less Distributions:
          Dividends to Shareholders
                    From Net Investment Income                             (.0099)
                                                                        ---------
Net Asset Value, End of Period                                          $    1.00
                                                                        =========
Total Return                                                                 2.61%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)                                            2,712
Ratio of Expenses to Average
          Daily Net Assets/3/                                                 .70%/2/
Ratio of Net Investment
          Income to Average Daily Net Assets                                 2.58%/2/

_________________
/1/   Commencement of Operations.
/2/   Annualized.
/3/   Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for MuniFund Cash Management Shares would have been .92% (annualized) for the period ended October 31, 1999.

                             CALIFORNIA MONEY FUND

------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY


Investment Goal:                   The Fund seeks to provide investors with as
                                   high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal.

Investment Policies:               The Fund invests primarily in debt
                                   obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United
                                   States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal
                                   Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal
                                   Obligations") are exempt from regular federal and California State personal income tax.
                                   California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:      Although the Fund invests in money market
                                   instruments which the investment adviser,
                                   BlackRock Institutional Management
                                   Corporation ("BIMC," or the "Adviser")
                                   believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                        The Fund is non-diversified because it
                                        concentrates its investments in
                                        California Municipal Obligations. This
                                        means that it may invest a greater
                                        percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.


                                        Dividends derived from interest on
                                        Municipal Obligations other than
                                        California Municipal Obligations are
                                        exempt from federal income tax but may
                                        be subject to California State personal
                                        income tax.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for California
                                        institutional investors and their
                                        customers seeking as high a level of
                                        current interest income that is exempt
                                        from federal income tax and, to the
                                        extent possible, from California
                                        personal income tax as is consistent
                                        with the preservation of capital and
                                        relative stability of principal.

Performance Information

         The Bar Chart and the Table below indicate the risks of investing in the Fund by showing: how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          [Bar Chart Appears Here]/1/


                                   California
                                     Money

                           1990      5.04
                           1991      3.69
                           1992      2.36
                           1993      2.01
                           1994      2.48
                           1995      3.39
                           1996      2.96
                           1997      3.14
                           1998      2.88
                           1999      2.57


     During the ten-year period shown in the bar chart, the highest quarterly return was 5.25% (for the quarter ended June 30, 1990) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).

     The Fund's Average Annual Total  Return for Periods Ended December 31, 1999


-----------------------------------------------------------------------------------------------------------------
                                                                            1 Year        5 Years      10 Years
-----------------------------------------------------------------------------------------------------------------
California Money Fund Dollar Shares/1/                                        2.57%        2.99%          3.05%
-----------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  California State Specific Tax-Free                  2.74         3.04%          3.17%
Institutions-Only Money Fund Average*
-----------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                                                                           7 Day Yield
                                                                                     As of December 31, 1999
-----------------------------------------------------------------------------------------------------------------
California Money Fund Dollar Shares/1/                                                       3.08%
-----------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report:  California State Specific Tax-Free
Institutions - Only Money Fund Average  *                                                    3.47%
-----------------------------------------------------------------------------------------------------------------


Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.


________________________
/1/ Because the Cash Management Shares of the Fund have not yet commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dollar Shares because they bear different expenses.

* IBC's Money Fund Report: California State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State.

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                California Money Fund
                                                   Cash Management
                                                       Shares
                                                       ------
                                                     (estimated)


Annual Fund Operating
 Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                        .20%
Other Expenses                                         .76%
     Administration Fees                                         .20%
     Shareholder Servicing Fees                                  .25%
     Miscellaneous                                               .31%

Total Annual Fund
 Operating Expenses(1)                                 .96%
                                                       ====
--------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers.

                                                California Money Fund
                                                   Cash Management
                                                       Shares
                                                       ------


Annual Fund Operating
 Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                        .07%
Other Expenses                                         .63%
     Administration Fees                                         .07%
     Shareholder Servicing Fees                                  .25%
     Miscellaneous                                               .31%

Total Annual Fund
 Operating Expenses (after current waivers)            .70%
                                                       ====
--------------------------------------------------------------------------------

Example


This Example is intended to help you compare the cost of investing in the Fund (without the waiver) with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 -----------------------------------------
                          California Money Fund
                          Cash Management Shares
                               (estimated)
                 -----------------------------------------
                    One Year              $   97
                    Three years           $  303
                    Five Years            $  525
                    Ten Years             $1,166
                 -----------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE


     The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in California Municipal Obligations.

     Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund's assets will be invested primarily in California Municipal Obligations.
At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Government obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local taxes. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

     The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund is authorized to purchase instruments that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:


  . instruments which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated nationally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

  . instruments issued or guaranteed by persons with short-term debt having such ratings;

  . unrated instruments determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such instruments; and

  . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. government or any agency or instrumentality.

Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax.
The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

     Special Considerations Affecting the Fund. The Fund is concentrated in securities issued by the State of California or entities within the State of California and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund's portfolio.

     General obligation bonds of the state of California are currently rated AA-and AA3, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting California Municipal Obligations. Significant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

     The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

                            MANAGEMENT OF THE FUND


Investment Adviser

     The Adviser, a majority-owned indirect subsidiary of PNC Bank, serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $58 billion. BIMC (formerly known as PNC Institutional Management Corporation or "PIMC") was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

     As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 1999, TempFund, T-Fund, MuniFund and California Money Fund paid investment advisory fees and administration fees each aggregating .08%, .09%, .07% and .07%, respectively, (net of waivers) of their average net assets. The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."

                            SHAREHOLDER INFORMATION

Price of Fund Shares

     A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund, and California Money Fund is determined as of 12:00 noon and 4:00 P.M., Eastern time (9:00 A.M., and 1:00 P.M. Pacific time). The net asset value of TempFund and T-Fund is determined as of 12:00 noon and 5:30 P.M. Eastern time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares

     Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

     The chart below outlines the cut-off times for when purchase orders are executed. Purchase orders accepted by PFPC by the cut-off time and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will be executed that day. Purchase orders received after the cut-off times, and orders for which payment has not been received by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Cash Management Shares.


         Portfolio                                 Time
         ---------                                 ----
    TempFund*                                 5:30 PM Eastern Time
    T-Fund*                                   5:30 PM Eastern Time
    MuniFund                                  2:30 PM Eastern Time
    California Money Fund**                  12:00 Noon Eastern Time


     *Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone, and TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Purchase orders for Cash Management Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     Payment for Cash Management Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Cash Management Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

     Cash Management Shares of the Funds are sold without charge by a Fund. Institutional investors purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Management Shares of the Funds. An institution purchasing Cash Management Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

     Redemption orders must be transmitted to the Funds' Office in Wilmington, Delaware in the manner described under "Purchase of Shares." Cash Management Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

     The chart below outlines the cut-off times for the redemption of Cash Management Shares of the Funds. Payment for redeemed Cash Management Shares of the Funds for which redemption requests are received by PFPC by the established cut-off times on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established cut-off times, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.


          Portfolio                                Time
          ---------                                ----
     TempFund*                              5:30 PM Eastern Time
     T-Fund*                                5:30 PM Eastern Time
     MuniFund                              12:00 Noon Eastern Time
     California Money Fund**               12:00 Noon Eastern Time


     *Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders make payment for such redemption on the next Business Day.

     **Redemption orders for Cash Management Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time for a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000, after sixty days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Cash Management Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also "Management of the Fund - Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investment fiduciary funds in Cash Management Shares.

Cash Management Shareholder Service Plan

     Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Cash Management Shares. The Fund will enter into an agreement with each Service Organization which purchases Cash Management Shares requiring it to provide services to its customers who are the beneficial owners of such shares in consideration of the Fund's payment of up to .50% (on an annualized basis) of the average daily net asset value of the Cash Management Shares held by the Service Organization for the benefit of customers. Such services are described more fully in the Statement of Additional Information under "Management of the Fund - Service Organizations." Because fees associated with the Shareholder service plans are paid out of the Funds' assets on an ongoing basis, over time, holders of the Cash Management Class may pay more than the economic equivalent of the maximum front-end sales charge permitted by NASD Regulation Inc. Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.


Dividends and Distributions

     Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

     Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

     Distributions paid by TempFund and Treasury Trust Fund, will generally be taxable to shareholders. Each of these Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distribution on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax Exempt Funds - MuniFund and California Money Fund (the "Tax-Exempt Funds")
----------------
anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to corporate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations such dividends will be subject to California state personal income tax, even though such dividends may be exempt for Federal income tax purposes.

     Dividends paid by California Money Fund derived from U.S. Government obligations generally will be exempt from state and local tax as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     PFPC, as transfer agent, will send each of the Funds' shareholders or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send California Money Fund's shareholders or their authorized representatives an annual statement regarding, California tax treatment.

                                  *    *    *


The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management.
It is legally part of this prospectus (it is incorporated by reference).   The
Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.pif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Provident Institutional Funds 1940 Act File No. is 811-2354.

                             INSTITUTIONAL SHARES
                                      OF
                                   TEMPCASH
                                   MUNICASH

                       Investment Portfolios offered by
                         Provident Institutional Funds


                                  Prospectus

                                 March 1, 2000



Bellevue Park Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809


                              Investment Adviser
                BlackRock Institutional Management Corporation

The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

                                                                           Page


How to Find the Information You Need About
     the Institutional Shares of Provident Institutional Funds.............
TEMPCASH...................................................................
MUNICASH...................................................................
MANAGEMENT OF THE FUND.....................................................
SHAREHOLDER INFORMATION....................................................
     Price of Fund Shares..................................................
     Purchase of Shares....................................................
     Redemption of Shares..................................................
     Dividends and Distributions...........................................
     Federal Taxes.........................................................
     State and Local Taxes.................................................

         How to Find the Information You Need About the Institutional
                    Shares of Provident Institutional Funds
-------------------------------------------------------------------------------

     Welcome to the new Provident Institutional Funds Prospectus for the Institutional Shares of MuniCash and TempCash.

     The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in certain Institutional Shares of the Provident Institutional Funds (the "Trust").

     This prospectus contains information about the Institutional Shares of the Trust's TempCash and MuniCash portfolios (the "Funds"). To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for either Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, and your rights as a shareholder. These sections apply to all the Funds.

     Institutional Shares are sold to institutions that have not entered into servicing agreements with the Trust in connection with their investments.

     The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.


     For purchase and redemption orders only call: 800-441-7450 (in Delaware:
302-791-5350). For yield call: 800-821-6006 (TempCash Institutional Shares Code:
21; MuniCash Institutional Shares Code: 48). For other information call:
800-821-7432 or visit our web site at www.pif.com.

                                   TEMPCASH

-------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                   The Fund seeks current income with liquidity
                                   and stability of principal.

Investment Policies:               The Fund invests in a broad range of money
                                   market instruments, including government,
                                   U.S. and foreign bank and commercial
                                   obligations and repurchase agreements
                                   relating to such obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations.

Principal Risks of Investing:      Although the Fund invests in money market
                                   instruments which the investment adviser,
                                   BlackRock Institutional Management
                                   Corporation ("BIMC," or the "Adviser"),
                                   believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                   Because of its concentration in the financial services industry, the Fund will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

                                   An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest
in the Fund:                       The Fund is designed for institutional
                                   investors seeking current income and
                                   stability of principal.

Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                           [Bar Chart Appears Here]


                                    TempCash

                             1990     8.42
                             1991     6.27
                             1992     3.80
                             1993     3.15
                             1994     4.30
                             1995     6.02
                             1996     5.44
                             1997     5.62
                             1998     5.55
                             1999     5.13


     During the ten-year period shown in the bar chart, the highest quarterly return was 8.53% (for the quarter ended June 30, 1990) and the lowest quarterly return was 3.07% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

-------------------------------------------------------------------------------

                                            1 Year     5 Years     10 Years
-------------------------------------------------------------------------------
TempCash Institutional Shares                 5.13%       5.55%       5.35%
-------------------------------------------------------------------------------
IBC's Money Fund Report:  Tax-Free
Institutions-Only Money Fund Average*         4.95%       5.21%       4.95%

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                           7 Day Yield
                                                      As of December 31, 1999
-------------------------------------------------------------------------------
TempCash Institutional Shares                                   5.58%

-------------------------------------------------------------------------------
IBC's Money Fund Report:  First Tier
Institutions - Only Money Fund Average*                         5.49%

-------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

_______________________

* IBC's Money Fund Report: First Tier Institutions - Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

------------------------------------------------------------------------------

                                                         TempCash
                                                   Institutional Shares
                                                   --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                     .16%
Other Expenses                                      .18%
     Administration Fees                                         .16%
     Miscellaneous                                               .02%

Total Annual Fund
 Operating Expenses(1)                              .34%
                                                     ====

-------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers but can terminate the waivers upon 120 days prior written notice to the Fund.


                                                        TempCash
                                                   Institutional Shares
                                                   --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                                     .08%
Other Expenses                                      .10%
     Administration Fees                                         .08%
     Miscellaneous                                               .02%

Total Annual Fund Operating Expenses
 (after current waivers)                            .18%
                                                    ====
 -----------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                 --------------------------------------------
                         TempCash Institutional Shares
                 --------------------------------------------

                  One Year                             $ 35
                  Three Years                          $109
                  Five Years                           $191
                  Ten Years                            $431
                 --------------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements relating to such obligations. At least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations, unless the Fund is in a temporary defensive position.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. Pursuant to Rule 2a-7, the Fund generally will limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

     .    securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

     .    securities that are issued or guaranteed by a person with such ratings;

     .    securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

     .    securities issued or guaranteed as to principal or interest by the
U.S. Government or any of its agencies or instrumentalities; or

     .    securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

     Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations and certificates of deposit, bankers' acceptances, bank notes and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risks. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

     Commercial Paper. The Fund may invest in commercial paper and short-term notes and corporate bonds that meet the Fund's quality and maturity restrictions. Commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian Commercial Paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

     Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

    Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Guaranteed Investment Contracts. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Repurchase Agreements.   The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

      Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

     Concentration. The Fund intends to concentrate more than 25% of its total assets in the obligations of issuers in the financial services industry and repurchase agreements relating to such obligations. Because the Fund concentrates its assets in the financial services industry it will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, and general economic conditions.

     Foreign Exposure. Securities issued by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended September 30, 1999 and the one month ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

                         TempCash Institutional Shares
The table below sets forth selected financial data for a TempCash Institutional
               Share outstanding throughout each year presented.

                                    One Month
                                    Ended
                                    October 31,
                                                  Year Ended September 30,
                                                  ---------------------------------------------------------------
                                        1999         1999         1998         1997         1996         1995
                                    ------------  -----------  -----------  -----------  -----------  -----------
Net Asset Value,
    Beginning of Period              $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                     ----------   ----------   ----------   ----------   ----------   ----------
Income From Investment
    Operations:
Net Investment Income                     .0044        .0496        .0552        .0541        .0542        .0575
                                     ----------   ----------   ----------   ----------   ----------   ----------
Less Distributions:
Dividends to Shareholders
    From Net Investment
    Income                               (.0044)      (.0496)      (.0552)      (.0541)      (.0542)      (.0575)
                                     ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value,
    End of Period                    $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                     ==========   ==========   ==========   ==========   ==========   ==========
Total Return                           5.31%/2/         5.07%        5.66%        5.55%        5.56%        5.90%
Ratios/Supplemental Data:
Net Assets, End of Period
    $(000)                            1,951,436    1,968,626    2,499,114    1,991,037    1,835,326    1,316,166
Ratio of Expenses to                    .18%/2/          .18%         .18%         .18%         .18%         .16%
    Average
    Daily Net Assets/1/
Ratio of Net Investment
    Income to Average                  5.19%/2/         4.95%        5.52%        5.41%        5.42%        5.75%
    Daily Net Assets

___________
/1/       Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .34% (annualized) for the one month ended October 31, 1999 and .30%, .32%, .30%, .33% and .30% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively, for TempCash Institutional Shares.

/2/       Annualized.

                                   MUNICASH

-------------------------------------------------------------------------------
                              RISK/RETURN SUMMARY

Investment Goal:               The Fund seeks as high a level of current
                               interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:           The Fund invests in a broad range of short-term
                               tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities , and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests
                               (collectively, "Municipal Obligations").

Principal Risks of Investing:  Although the Fund invests in money market instruments which the investment adviser,
                               BlackRock Institutional Management Corporation ("BIMC," or the "Adviser") believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                               Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

                               An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per
                                     share, it is possible to lose money by
                                     investing in the Fund.

Who May Want to Invest in the Fund:  The Fund is designed for institutional investors seeking as high a level of
                                     current interest income exempt from federal income tax as is consistent with relative stability of principal.


Performance Information

     The Bar Chart and the Table below indicate the risks of investing in the Fund by showing how the performance of the Fund has varied from year to year. The Table shows how the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

           [Bar Chart Appears Here -- use 1990-1998 from last year-
                            1999 Return was 3.18%]

                        Institutional Class Plot Points

                                    MuniCash

                                1990   5.94
                                1991   4.46
                                1992   2.91
                                1993   2.34
                                1994   2.83
                                1995   3.91
                                1996   3.51
                                1997   3.65
                                1998   3.47
                                1999   3.18

     During the ten-year period shown in the bar chart, the highest quarterly return was 6.07% (for the quarter ended June 30, 1990) and the lowest quarterly return was 2.25% (for the quarter ended March 31, 1994).

The Fund's Average Annual Total Return for Periods Ended December 31, 1999

     -----------------------------------------------------------------------------------------------------
                                                                 1 Year         5 Years        10 Years
     -----------------------------------------------------------------------------------------------------
     MuniCash Institutional Shares                               3.18%           3.54%           3.62%

     -----------------------------------------------------------------------------------------------------
     IBC's Money Fund Report:  Tax-Free Institutions-Only        2.96%           3.22%           3.34%
     Money Fund Average*

     -----------------------------------------------------------------------------------------------------

     -----------------------------------------------------------------------------------------------
                                                                                7 Day Yield
                                                                          As of December 31, 1999

     -----------------------------------------------------------------------------------------------
     MuniCash Institutional Shares                                                  3.70%

     -----------------------------------------------------------------------------------------------
     IBC' Money Fund Report:  Tax-Free Institutions-Only Money
     Fund Average*                                                                  3.85%

     -----------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.pif.com.

* IBC's Money Fund Report: Tax-Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

-------------------------------------------------------------------------------
                                                MuniCash
                                          Institutional Shares
                                          --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                           .17%
Other Expenses                            .24%
     Administration Fees                            .17%
     Miscellaneous                                  .07%

Total Annual Fund
 Operating Expenses(1)                    .41%
                                          ====

-------------------------------------------------------------------------------
(1) The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund actually incurred are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                               MuniCash
                                          Institutional Shares
                                          --------------------

Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)
Management Fees                           .07%
Other Expenses                            .13%
     Administration Fees                                 .07%
     Miscellaneous                                       .06%

Total Annual Fund
 Operating Expenses
  (after current waivers)                 .20%
                                          ====

-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  -----------------------------------------
                         MuniCash Institutional Shares

                  -----------------------------------------
                   One Year         $ 42
                   Three Years      $132
                   Five Years       $230
                   Ten Years        $518
                  -----------------------------------------

                   INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all of its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

     Except during periods of unusual market conditions or during temporary defensive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the Securities and Exchange Commission. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund generally may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of Provident Institutional Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

     . securities that have short-term debt ratings at the time of purchase or which are guaranteed or in some cases otherwise supported by credit support with such rating in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security or guarantee was rated by only one NRSRO);

     .    securities that are issued or guaranteed by a person with such ratings;

     .    securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

     .    shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

     Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the securities of other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase Municipal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund for tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years ended November 30, 1998 and the eleven months ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the five year period ended November 30, 1998 were audited by KPMG LLP whose report dated expressed an unqualified opinion on those statements.

                         MuniCash Institutional Shares
The table below sets forth selected financial data for a MuniCash Institutional
               Share outstanding throughout each year presented.


                                       Eleven Months
                                       Ended
                                       October 31,      Year Ended November 30,
                                                        ----------------------------------------------------
                                       1999               1998       1997       1996       1995       1994
                                       --------------------------  ---------  ---------  ---------  ---------
Net Asset Value,                         $    1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
    Beginning of Period                -----------       --------   --------   --------   --------   --------

Income From Investment
    Operations:
    Net Investment Income                    .0281          .0346      .0358      .0350      .0382      .0266
                                       -----------       --------   --------   --------   --------   --------
Less Distributions:
    Dividends to Shareholders
    From Net Investment Income              (.0281)        (.0346)    (.0358)    (.0350)    (.0382)    (.0266)
                                        ----------       --------   --------   --------   --------   --------
Net Asset Value, End of Period          $     1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                        ==========       ========   ========   ========   ========   ========
Total Return                                  3.11%/2/       3.51%      3.63%      3.56%      3.89%      2.69%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)           308,212        500,254    397,681    281,544    321,642    273,439
Ratio of Expenses to Average
    Daily Net Assets/1/                        .20%/2/        .18%       .18%       .18%       .18%       .19%
Ratio of Net Investment
    Income to Average Daily Net
    Assets                                    3.05%/2/       3.47%      3.58%      3.50%      3.83%      2.59%

------------
/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .41% (annualized) for the eleven months ended October 31, 1999 and .40%, .41%, .42%, .41% and .42% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniCash Institutional Shares.
/2/  Annualized.

MANAGEMENT OF THE FUND


Investment Adviser

     The Adviser, a majority-owned indirect subsidiary of PNC Bank, serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $58 billion. BIMC (formerly known as PNC Institutional Management Corporation or "PIMC") was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

     As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 1999, TempCash and MuniCash both paid investment advisory fees and administration fees aggregating .08% and .07% (net of waivers), respectively, of their average net assets. The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."

SHAREHOLDER INFORMATION

Price of Fund Shares

     A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of each Fund is determined as of 12:00 noon and 4:00 P.M., Eastern time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares

     Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

     The cut-off times for when purchase orders are executed for Institutional Shares of TempCash and MuniCash are 3:00 PM, Eastern Time, and 2:30 PM, Eastern Time, respectively. Purchase orders accepted by PFPC by the cut-off time and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time, will be executed that day. Purchase orders received after the cut-off times, and orders for which payment has not been received by 4:00 PM, Eastern Time, will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Institutional Shares.

     Payment for Institutional Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Institutional Shares is $3 million. There is no minimum subsequent investment. A Fund, at its discretion, may reduce the minimum initial investment for Institutional Shares for specific institutions whose aggregate relationship with the Provident Institutional Funds is substantially equivalent to this $3 million minimum and warrants this reduction.

     Institutional Shares of the Funds are sold without charge by a Fund. Institutional investors purchasing or holding shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Institutional Shares of the Funds. An institution purchasing Institutional Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

     Redemption orders must be transmitted to the Funds' Office in Wilmington, Delaware in the manner described under "Purchase of Shares." Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

     The cut-off times for the redemption of Institutional Shares of TempCash and MuniCash are 3:00 PM, Eastern time, and 12:00 Noon, Eastern Time, respectively. Payment for redeemed shares of the Funds for which redemption requests are received by PFPC by the established cut-off times on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established cut-off times, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

     The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after sixty days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Institutional share account to $100,000 or more, no such redemption shall take place. If a shareholder's Institutional Share account falls below an average of $100,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Institutional Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

Dividends and Distributions

     Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

     Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

     Distributions paid by TempCash will generally be taxable to shareholders. The Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distribution on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

    Tax Exempt Funds -- MuniCash anticipates that substantially all of its
    ----------------
income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of MuniCash generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by MuniCash may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

     Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     PFPC, as transfer agent, will send each of the Funds shareholder or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.pif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Provident Institutional Funds 1940 Act File No. is 811-2354.

                         PROVIDENT INSTITUTIONAL FUNDS

                      Statement of Additional Information



                                 March 1, 2000

     This Statement of Additional Information is not a Prospectus and should be read in conjunction with each of the current Prospectuses for the Institutional and Dollar Classes of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund; the Administration, Cash Reserve and Cash Management Classes of TempFund, T-Fund, MuniFund and California Money Fund; the Plus Class of TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund and the Institutional Class of TempCash and MuniCash, each dated March 1, 2000, of Provident Institutional Funds ("PIF" or the "Trust"), as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate Prospectus of the Fund. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Prospectuses and Annual Report for each of the Funds may be obtained, without charge, by writing PIF, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809 or calling PIF at 1-800-821-7432. The financial statements included in the Annual Reports of each of the Funds are incorporated by reference into this Statement of Additional Information.

                               Table of Contents
                               -----------------
                                                                            Page
                                                                            ----
General Information.....................................................
Investment Strategies, Risks and Policies...............................
     Portfolio Transactions.............................................
     Investment Instruments and Policies................................
          Variable and Floating Rate Instruments........................
          Repurchase Agreements.........................................
          Securities Lending............................................
          Reverse Repurchase Agreements.................................
          When-Issued and Delayed Settlement Transactions...............
          U.S. Government Obligations...................................
          Mortgage-Related and Other Asset-Backed Securities............
          Banking Industry Obligations..................................
          Special Considerations Regarding Foreign Investments..........
          Guaranteed Investment Contracts...............................

                                                                                 Page
                                                                                 ----
          Investment Company Securities........................................
          Municipal Obligations................................................
          Restricted and Other Illiquid Securities.............................
          Stand-By Commitments.................................................
          Short-Term Trading...................................................
     Special Considerations with Respect To California Money Fund..............
     Special Considerations with Respect To New York Money Fund................
Investment Limitations.........................................................
Additional Purchase and Redemption Information.................................
     In General................................................................
     Net Asset Value...........................................................
Management of the Funds........................................................
     Trustees and Officers.....................................................
     Investment Adviser........................................................
     Co-Administrators.........................................................
     Distributor...............................................................
     Custodian and Transfer Agent..............................................
     Service Organizations.....................................................
     Expenses..................................................................
Additional Information Concerning Taxes........................................
Dividends......................................................................
     General...................................................................
Additional Yield and Other Performance Information.............................
Additional Description Concerning Shares.......................................
Counsel........................................................................
Auditors.......................................................................
Financial Statements...........................................................
Miscellaneous..................................................................
     Shareholder Vote..........................................................
     Securities Holdings of Brokers............................................
     Certain Record Holders....................................................
APPENDIX A.....................................................................

                              GENERAL INFORMATION

          PIF was organized as a Delaware business trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc. ("Temp"); (2) Trust for Federal Securities ("Fed"); (3) Municipal Fund for Temporary Investment ("Muni"); (4) Municipal Fund for California Investors, Inc. ("Cal Muni") and (5) Municipal Fund for New York Investors, Inc. ("NY Muni") (each a "Predecessor Company," collectively the "Predecessor Companies"). The Predecessor Companies were comprised of the following portfolios (each, a "Fund" or "Predecessor Fund," collectively, the "Funds" or "Predecessor Funds"): Temp - TempFund and TempCash; Fed - FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni - MuniFund and MuniCash; Cal Muni - California Money Fund; and NY Muni - New York Money Fund.

          The Funds commenced operations as follows: TempFund - October 1973; TempCash - February 1984; FedFund - October 1975; T-Fund - March 1980; Federal Trust Fund - December 1980; - Treasury Trust Fund - May 1989; MuniFund - February 1980; MuniCash - February 1984; California Money Fund - February 1983; and New York Money Fund - March 1983.

          The fiscal year end for each of the Predecessor Companies and their respective Funds was as follows: Temp - September 30, Fed - October 31, Muni - November 30, Cal Muni - January 31 and NY Muni - July 31. The Trust's current fiscal year end for each of the Funds is October 31. This Statement of Additional Information contains various charts with respect to fees and performance information of the Predecessor Companies and/or Predecessor Funds.

          On February 10, 1999, each of the Predecessor Funds was reorganized into a separate series of PIF. PIF is a no-load open-end management investment company. Currently, PIF offers shares of each of ten Funds. Each Fund is a diversified fund, with the exception of California Money Fund and New York Money Fund which are classified as non-diversified investment companies under the 1940 Act. Each of the Funds offers a class of Shares to institutional investors ("Institutional Shares"). Each of the Funds also offers to institutional investors, such as banks, savings and loan associations and other financial institutions ("Service Organizations"), a separate class of shares, Dollar Shares. Additionally, TempFund, MuniFund, T-Fund and California Money Fund offer to Service Organizations the following separate classes of Shares:
Administration Shares, Cash Reserve Shares and Cash Management Shares. TempFund, T-Fund, MuniFund, New York Money Fund and the California Money Fund, also offer to broker-dealers, who provide assistance in the sale of shares and institutional services to their customers, a separate class of shares, Plus Shares.

                   INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

          Subject to the general control of the Board of Trustees, BlackRock Institutional Management Corporation ("BIMC," or the "Adviser"), the Trust's investment adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for a Fund. BIMC purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.


          Investment decisions for each Fund are made independently from those for another of the Trust's portfolios or other investment company portfolios or accounts advised or managed by BIMC. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BIMC believes to be equitable to each Fund and its customers who also are acquiring securities, including the Fund. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

          The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BIMC, PNC Bank, National Association ("PNC Bank"), PFPC Inc. ("PFPC"), and Provident Distributors, Inc. ("PDI"), or any affiliated person (as such term is defined in the Investment Company Act of 1940 (the "1940 Act")) of any of them, except to the extent permitted by the Securities and Exchange Commission (the "SEC"). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Dollar Shares, Administration Shares, Cash Reserve Shares, Cash Management Shares and Plus Shares.

          The Funds do not intend to seek profits through short-term trading. Each Fund's annual portfolio turnover will be relatively high, but is not expected to have a material effect on its net income. Each Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Instruments and Policies

          The following supplements the description of the investment instruments and/or policies which are applicable to the Funds. In such cases where an instrument or policy is utilized only by a specific Fund or Funds, its applicability to the specific Fund is noted below:

          Variable and Floating Rate Instruments. The Funds may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

          Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

          In determining a Fund's average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund's average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund's quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. The Fund invests in variable or floating rate notes only when the Adviser deems the investment to involve minimal credit risk.

          Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, or obligations rated in the highest category by at least two nationally recognized statistical rating organizations (an "NRSRO") (or by the only NRSRO providing a rating). The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of collateralized mortgage obligations (CMOs) issued by agencies and instrumentalities of the U.S. Government, such as interest only (IOs) and principal only (POs) securities, residual interests, and planned amortization class (PACs) certificates.

          IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced. See "Mortgage-Related and Other Asset-Backed Securities" for information about residual interests.

          PACs are parallel pay REMIC pass-through or participation certificates ("REMIC Certificates") which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are more volatile than the PAC classes.

          The repurchase price under the repurchase agreements described in the Funds' Prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).
Securities subject to repurchase agreements will be held by the Company's custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

          Securities Lending. Each of TempFund, TempCash, FedFund and T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Adviser to be creditworthy.

          Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

          A Fund's investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account, liquid securities at least equal to its purchase obligations under these agreements. The Adviser will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counter party at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

          Reverse repurchase are considered to be borrowings under the Investment Company Act of 1940 and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transaction will be aggregated for purposes of this investment limitation.

          When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case that Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. A Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund's investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

          U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes, and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Tennessee Valley Authority, Washington D.C. Armory Board, and International Bank for Reconstruction and Development. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such instruments as obligations of the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

          Mortgage-Related and Other Asset-Backed Securities. TempFund and TempCash may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable Mortgage Pass-Through Certificates, which provide the holder with a pro-rata share of interest and principal payments on a pool of mortgages, ordinarily on residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by GNMA (also known as "Ginnie Maes") are guaranteed as to the timely payment of principal and interest by GNMA, whose guarantee is backed by the full faith and credit of the United States. Mortgage-related securities issued by FNMA include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are guaranteed as to timely payment of principal and interest by FNMA. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the FNMA to borrow from the Treasury. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC is required to remit the amount due on account of its guarantee of ultimate payment of principal no later than one year after it becomes payable.

          A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. ("PNC Mortgage") (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. ("Midland"), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates). It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out its duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

          TempCash only may also invest in classes of collateralized mortgage obligations ("CMOs") deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elect to be taxed as a real estate mortgage investment conduit ("REMIC"), represents an ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities ("Mortgage Assets"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, FNMA and FHLMC, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as "regular" interests. TempCash may also hold "residual" interests, which in general are junior to and more volatile than regular interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than those of other securities.

          Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, or obligations rated in the highest category by at least two nationally recognized statistical rating organizations (an "NRSRO") (or by the only NRSRO providing a rating). The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of collateralized mortgage obligations (CMOs) issued by agencies and instrumentalities of the U.S. Government, such as interest only (IOs) and principal only (POs) securities, residual interests, and planned amortization class (PACs) certificates.

          IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced. See "Mortgage-Related and Other Asset-Backed Securities" for information about residual interests.

          PACs are parallel pay REMIC pass-through or participation certificates ("REMIC Certificates") which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are more volatile than the PAC classes.

          The repurchase price under the repurchase agreements described in the Funds' Prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).
Securities subject to repurchase agreements will be held by the Company's custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

          TempFund and TempCash may also invest in non-mortgage asset-backed securities (backed, e.g., by installment sales contracts, credit card
                    ----
receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

          The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time.
                                        ----
As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

          In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

          These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

          Banking Industry Obligations. For purposes of TempCash's investment policies with respect to obligations of issuers in the financial services industry, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempCash may invest include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.

          Special Considerations Regarding Foreign Investments. TempCash's investments in the obligations of foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, may subject TempCash to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. TempCash will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Fund's investment adviser believes that the risks associated with such instruments are minimal.

          Guaranteed Investment Contracts. TempCash may invest in guaranteed investment contracts and similar funding agreements ("GICs"). In connection with this TempCash makes cash contributions to a deposit fund of the insurance company's general account. The insurance Trust then credits to the Fund on a monthly basis guaranteed interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index). The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. TempCash will only purchase GICs from insurance companies which, at the time of purchase, are rated "A+" by A.M. Best Company, have assets of $1 billion or more and meet quality and credit standards established by the adviser under guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some GICs does not currently exist.



          Investment Company Securities. The Funds may invest in securities issued by other open-end investment companies that invest in the type of obligations in which such Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method. Investments in the other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the other investment companies' operations. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more that 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in "Investment Limitations" may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

          Municipal Obligations. MuniFund, MuniCash, California Money Fund, New York Money Fund, TempFund and TempCash, may purchase municipal obligations. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, enacted in October 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation's alternative minimum tax liability. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the Department of Treasury as regards the federal income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

          The two principal classifications of Municipal Obligations which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the Municipal issuer. Consequently, the credit quality of private activity bonds is usually related to the credit standing of the corporate user of the facility involved.

          The Funds' portfolios may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

          There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

          An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of tax-exempt instruments, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

          MuniFund, MuniCash, California Money Fund and New York Money Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Adviser will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

          Before purchasing a tax-exempt derivative for such Funds, the Adviser is required by the Funds' procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds' Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity's relevant financial information. Currently, the Adviser may purchase tax-exempt derivatives for the Funds so long as after any purchase not more than 25% of the Funds' assets are invested in such securities.

          Restricted and Other Illiquid Securities. The SEC has adopted Rule 144A under the Securities Act of 1933 (the "1933 Act") that allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter
                                                                      -----
alia, the following factors:  (1) the unregistered nature of a Rule 144A
----
security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method
        ----
of soliciting offers and the mechanics of the transfer).

          Stand-By Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as "put" options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund's right to exercise stand-by commitments will be unconditional and unqualified.

          Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. BIMC will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Special Considerations with Respect to California Money Fund

          The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of this Statement of Additional Information from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

1995-96 through 1997-98 Fiscal Years





          With the end of the recession of the early 1990's and a growing economy beginning in 1994, the State's financial condition improved markedly through a combination of increasing revenues, slowdown in growth of social welfare programs, and continued spending restraint. The last of the recession-induced budget deficits was repaid, allowing the State's Special Fund for Economic Uncertainties (the "SFEU") to post a position cash balance for only the second time in the 1990's, totaling $281 million as of June 30, 1997. The State's cash position also improved and no deficit borrowing occurred over the last four fiscal years.

          The economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (approximately $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98 and $1.0 billion in 1998-99) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. The accumulated budget deficit from the recession years was eliminated.

The 1998-99 Fiscal Year Budget

          The following were major features of the 1998 Budget Act and certain additional fiscal bills enacted before the end of the legislative session:

          1. The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element was a bill which provided for a phased-in reduction of the Vehicle License Fee ("VLF"). Since the VLF is transferred to cities and counties under existing law, the bill provided for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF was reduced by 25 percent, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

          In addition to the cut
of VLF, the 1998-99 budget included both temporary and permanent increases in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, and less in future years), a nonrefundable renter's tax credit ($133 million), and various targeted business tax credits ($106 million).

          2. Proposition 98 funding for K-14 schools was increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, approximately $300 million higher than the minimum Proposition 98 guarantee. Of the 1998-99 funds, major new programs included money for institutional and library materials, previously deferred maintenance, support for increasing the school year to 180 days and reduction for class sizes in Grade 9.

          3. Funding for higher education increased substantially above the actual 1997-98 level. General Fund support was increased by $340 million (15.6 percent) for the University of California and $267 million (14.1 percent) for the California State University system. In addition, Community Colleges funding increased by $300 million (6.6 percent).

          4. The budget included increased funding for health, welfare and social services programs. At 4.9 percent grant increase was included in the basic welfare grants, the first increase in those grants in nine years.

          5. Funding for the judiciary and criminal justice programs increased approximately 11 percent over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

          6. Major legislation enacted after the 1998 Budget Act included new funding for resources projects, a share of the purchase of the Headwaters Forest, funding for the Infrastructure and Economic Development Bank ($50 million) and funding for the construction of local jails. The State realized savings of $433 million from a reduction in the State's contribution to the State Teacher's Retirement System in 1998-99.

1999-2000 Fiscal Year Budget

          On January 8, 1999, Governor Davis released his proposed budget for Fiscal Year 1999-2000 (the "Budget"). The Budget generally reported that General Fund revenues for FY 1998-99 and FY 1999-00 would be lower than earlier projections (primarily due to the overseas economic conditions perceived in late
1998), while some case loads would be higher than earlier projections. The Budget proposed $60.5 billion of general fund expenditures FY 1999-2000, with a $415 million SFEU reserve at June 30, 2000.

          The 1999 May Revision showed an additional $4.3 billion of revenues for combined fiscal years 1998-99 and 1999-2000. The final Budget Bill was adopted by the Legislature on June 16, 1999, and was signed by the Governor on June 29, 1999 (the "1999 Budget Act"), meeting the Constitutional deadline for budget enactment for only the second time in the 1990's.

          The final 1999 Budget Act estimated General Fund revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion after the Governor used his line-item veto to reduce the legislative Budget Bill expenditures by $581 million (both General Fund and Special Fund). The 1999 Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated that the SFEU would have a balance at June 30, 2000, of about $880 million. Not included in this amount was an additional $300 million which (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The 1999 Budget Act anticipates normal cash flow borrowing during the fiscal year.

          The principal features of the 1999 Budget Act include the following:

          1. Proposition 98 funding for K-12 schools was increased by $1.6 billion in General Fund moneys over revised 1998-99 levels, $108.6 million higher than the minimum Proposition 98 guarantee. Of the 1999-2000 funds, major new programs included money for reading improvement, new textbooks, school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool and after school care programs and funding deferred maintenance of school facilities.

          2. Funding for higher education increased substantially above the actual 1998-99 level. General Fund support was increased by $184 million (7.3 percent) for the University of California and $126 million (5.9 percent) for the California State University system. In addition, Community Colleges funding increased by $324.3 million (6.6 percent). As a result, undergraduate fees at the University of California and the California State University System will be reduced for the second consecutive year, and the per-unit charge at Community Colleges will be reduced by $1.

          3. The Budget included increased funding of nearly $600 million for health and human services.

          4. About $800 million from the General Fund will be directed toward infrastructure costs, including $425 million in additional funding for the Infrastructure Bank, initial planning costs for a new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for state parks.

          5. The Legislature enacted a one-year additional reduction of 10 percent of the VLF for calendar year 2000, at a General Fund cost of about $250 million in each of FY 1999-2000 and 2000-01 to make up lost funding to local governments. Conversion of this one-time reduction to a permanent cut will remain subject to the revenue tests in the legislation adopted last year.

          6. A one-time appropriation of $150 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990's. Additionally, an ongoing $50 million was appropriated as a subvention to cities for jail booking or processing fees charged by counties when an individual arrested by city personnel is taken to a county detention facility.

          Constitutional, Legislative and Other Factors

          Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

          Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers which rely in whole or in part on State revenues for payment of these obligations. Property tax revenues and a portion of the State's General Fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's General Fund will be distributed in the future to counties, cities and their various entities is unclear.

          Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

          The federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now requires that the State shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

          Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State are paid for non-emergency acute inpatient services rendered to beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the state legislature appropriates adequate funding therefor.

          California law authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

          These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, State law requires the State Treasurer to issue debentures payable out of a reserve fund established under the insurance program or to pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur D. Little, Inc. prepared an update of the study and concluded that an additional 10% reserve be established for "multi-level" facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.

          Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

          Upon the default of a mortgage or deed of trust with respect to real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the Debt Obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

          In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

          Certain Debt Obligations in the Portfolio may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to statutory limitations described above applicable to obligations secured by real property. Under antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

          Mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the Debt Obligations which financed such home mortgages.

          Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

          Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the common price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

     Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

     Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added
Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

     Proposition 98

     On November 8, 1998, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute. Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98, K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIIIB by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

     Proposition 98 permits the Legislature, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIIIB limit to K-14 schools.

     During the recession in the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' entitlements, and also intended that the "extra" payments would not be included in the "base" for calculating future years' entitlements.

     In 1992, a lawsuit was filed, called California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. During the course of this litigation, a trial court determined that almost $2 billion in "loans" which had been provided to school districts during the recession violated the constitutional protection of support for public education. A settlement was reached on April 12, 1996 which ensures that future school funding will not be in jeopardy over repayment of these so-called loans.

     Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 - on the June 5, 1990 ballot as Proposition 111 - was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.

     Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

     1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

     2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

     3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

     4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

     5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

     6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

     7. Requires that, in the event of local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

     8. Permits these provisions to be amended exclusively by the voters of the State of California.

          In September 1988, the California Court of Appeal in City of
                                                               -------
Westminster v. County of Orange, 204 Cal. App. 3d 623, 215 Cal. Rptr. 511 (Cal.
-------------------------------
Ct. App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal. App. 3d
                              -------------------------
1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referanda. The California Supreme Court declined to review both the City of Westminster and the
                                                     -------------------
City of Woodlake decisions.
----------------

          In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28,
             ------------------------------------------------------
1995) 11 Cal. 4/th/ 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal. 4/th/
                         ----- ------  --------
344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the
----------------
correctness of the City of Westminster decision, because that case appeared
                   -------------------
distinguishable, was not relied on by the parties in Guardino, and involved
                                                     --------
taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.
                ----------------

          In McBrearty v. City of Brawley, 59 Cal. App. 4/th/ 1441, 69 Cal.
             ----------------------------
Rptr. 2d 862 (Cal. Ct. App. 1997), the Court of Appeal held that the city of Brawley must either hold an election or cease collection of utility taxes that were not submitted to a vote. In 1991, the city of Brawley adopted an ordinance imposing a utility tax on its residents and began collecting the tax without first seeking voter approval. In 1996, the taxpayer petitioned for writ of mandate contending that Proposition 62 required the city to submit its utility tax on residents to vote of local electorate. The trial court issued a writ of mandamus and the city appealed.

          First, the Court of Appeal held that the taxpayer's cause of action accrued for statute of limitation purposes at the time of the Guardino decision
                                                              --------
rather than at the time when the city adopted the tax ordinance which was July 1991. Second, the Court held that the voter approval requirement in Proposition 62 was not an invalid mechanism under the state constitution for the involvement of the electorate in the legislative process. Third, the Court rejected the city's argument that Guardino should only be applied on a prospective basis.
                     --------
Finally, the Court held Proposition 218 (see discussion below) did not impliedly protect any local general taxes imposed prior January 1, 1995 against challenge.

          Assembly Bill 1362 (Mazzoni), introduced February 28, 1997, which would have made the Guardino decision inapplicable to any tax first imposed or
                    --------
increased by an ordinance of resolution adopted before December 14, 1995, was vetoed by the Governor on October 11, 1997. The California State Senate had passed the Bill on May 16, 1996 and the California State Assembly had passed the bill on September 11, 1997. It is not clear whether the Bill, if enacted, would have been constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.

          Proposition 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.

          Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.

          Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held
--------------
that the State constitution does not preclude the repeal, including a prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v.
                                                                        --------
Brown by expanding the initiative power to include reducing or repealing
-----
assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

          The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

          Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

          Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

          Proposition 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments approved by voters on or after January 1, 1989.

Special Considerations with Respect to New York Money Fund

          Some of the significant financial considerations relating to the New York Tax Exempt Fund's investments in New York Municipal Securities are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Securities that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

          State Economy. New York is one of the most populous states in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

          State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City (the "City") is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

          There can be no assurance that the State economy will not experience worse-than-predicted results, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

          State Budget. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than
$1 billion (1998-99).  The

State's current fiscal year began on April 1, 1999 and ends on March 31, 2000. On March 31, 1999, the State adopted the debt service portion of the State budget for the 1999-2000 fiscal year; four months later, on August 4, 1999, it enacted the remainder of the budget. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the current fiscal year, the State enacted appropriations that permitted the State to continue its operations.

          In 1999-2000, General Fund disbursements, including transfer to support capital projects, debt service and other funds, are estimated at $37.36 billion, an increase of $868 million or 2.38 percent over 1998-99. Projected spending under the 1999-2000 enacted budget is $215 million above the Governor's Executive Budget recommendations, including 30-day amendments. This change is the net result of spending actions that occurred during negotiations on the Budget. The increase in General Fund spending is comprised of $1.1 billion in legislative additions to the Executive Budget (primarily in education), offset by various actions, including re-estimates of required spending based on year-to-date results and the identification of certain other resources that offset spending, such as $250 million from commencing the process of privatizing the Medical Malpractice Insurance Association ("MMIA"), $250 million from the retention of the Debt Reduction Reserve Fund within the General Fund and about $100 million in excess fund balances. The MMIA was established in 1983 to provide excess liability insurance to doctors and medical providers.
Legislation enacted with the 1999-2000 budget initiates the process of MMIA privatization and transfers excess fund balances to the State.

          The 1999-2000 enacted budget provides for $831 million in new funding for public schools, the largest year-to-year increase in State history. The budget also enacts several new tax cuts valued at $375 million when fully phased in by 2003-04. None of the $1.82 billion cash surplus from 1998-99 is assumed to support spending in 1999-2000, but instead is reserved to help offset the costs of previously enacted tax cuts that take effect after 1999-2000.

          The 1999-2000 Financial Plan projects a closing balance of $2.85 billion in the General Fund. The balance is comprised of the $1.82 billion surplus from 1998-99 that has been set aside to finance already-enacted tax cuts, $473 million in the Tax Stabilization Reserve Fund ("TSRF"), $250 million in the Debt Reduction Reserve Fund ("DRRF"), $107 million in the Contingency Reserve Fund ("CRF"), and $200 million in the Community Projects Fund ("CPF"), which finances legislative initiatives. The State expects to close 1999-2000 with cash balances in these funds at their highest level ever.

          Preliminary analysis by the Division of Budget ("DOB") indicates that the State will have a 2000-01 budget gap of approximately $1.9 billion, or about $300 million above the 1999-2000 Executive Budget estimate (after adjusting for the projected costs of collective bargaining). This estimate includes an assumption for the projected costs of new collective bargaining agreements, $500 million in assumed operating efficiencies, as well as the planned application of approximately $615 million of the $1.82 billion tax reduction reserve. The DOB will formally update its projections of receipts and disbursements for future years as part of the Governor's 2000-01 Executive Budget submission. The revised expectations for these years will reflect the cumulative impact of tax reductions and spending commitments enacted over the last several years as well as new 2000-01 Executive Budget recommendations.

          The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and received almost all State taxes and other resources not dedicated to particular purposes. In the State's 1999-2000 fiscal year, the General Fund (exclusive of transfers) is expected to account for approximately 47.1 percent of all Governmental Funds disbursements and 69.3 percent of total State Funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

          Total General Fund receipts and transfers in 1999-2000 are now projected to be $39.31 billion, an increase of $2.57 billion from the $36.74 billion recorded in 1998-99. This total includes $35.93 billion in tax receipts, $1.36 billion in miscellaneous receipts, and $2.02 billion in transfers from other funds. The transfer of the $1.82 billion surplus recorded in 1998-99 to the 1999-2000 fiscal period has the effect of exaggerating the growth in State receipts from year to year by depressing reported 1998-99 figures and inflating 1999-2000 projections.

          Receipts from user taxes and fees are projected to total $7.35 billion, an increase of $105 million from reported collections in the prior year. The sales tax component of this category accounts for virtually all of the 1999-2000 growth. Growth in base sales tax yield, after adjusting for tax law and other changes, is projected at 5.6 percent. Modest increases in motor fuel and auto rental tax receipts over 1998-99 levels are also expected. However, receipts from other user taxes and fees are estimated to decline by $177 million.

          The yield of other excise taxes in this category, particularly the cigarette and alcoholic beverage taxes, show long-term declining trends. General Fund declines in 1999-2000 motor vehicle fee receipts, in contrast, reflect statutory fee reductions and an increased amount of collections earmarked to the Dedicated Highway and Bridge Trust Fund.

          Significant statutory changes in this category during the 1999-2000 legislative session include: delaying until March 1, 2000 the implementation of the exemption from State sales tax of clothing and footwear priced under $110; providing week-long sales tax exemptions in September 1999 and January 2000 for clothing and footwear priced under $500; enactment of a variety of small sales tax exemptions including certain equipment used in providing telecommunications service for sale, property and services used in theatrical productions, computer hardware used to design Internet web sites, and building materials used in farming; a reduction in the beer tax rate; and an expanded exemption from the alcoholic beverage tax for small brewers.

          Following the pattern of the last two fiscal years, education programs receive the largest share of new funding contained in the 1999-2000 Financial Plan. School aid is expected to grow by $831 million or 8.58 percent over 1998-99 levels (on a State fiscal year basis). Outside of education, the largest growth in spending is for State Operations ($207 million, including $100 million reserved for possible collective bargaining costs); Debt Service ($183 million), and mental hygiene programs, including funding for a cost of living increase for care providers ($114 million). These increases were offset, in part, by spending reductions or actions in health and social welfare ($280 million), and in general State charges ($222 million).

          Under the 1999-2000 enacted budget, General Fund spending on school aid is projected at $10.52 billion on a State fiscal year basis, an increase of $831 million from the prior year. The budget provides additional funding for operating aid, building aid, and several other targeted aid programs. It also funds the balance of aid payable for the 1998-99 school year that is due primarily in the first quarter of the 1999-2000 fiscal year. For all other educational programs, disbursements are projected to grow by $78 million to $2.99 billion.

          Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable.
The projections assume no changes in federal tax law, which could substantially alter the current receipts forecast. In addition, these projections do not include funding for new collective bargaining agreements after the current contracts expire. Actual results, however, could differ materially and adversely from their projections, and those projections may be changed materially and adversely from time to time.

          Debt Limits and Outstanding Debt. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

          Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that the 2000-01 Financial Plan will achieve $500 million in savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.

          Spending from Debt Service Funds are estimated at $3.64 billion in 1999-2000, up $370 million or 11.31 percent from 1998-99. Transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund, account for $124 million of the year-to-year growth. Debt service for educational purposes, including State and City University programs financed through the Dormitory Authority, will increase by $80 million. The remaining growth is for a variety of programs in mental health and corrections, and for general obligation financings.

          On January 13, 1992, Standard & Poor's Ratings Services ("S&P") reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds.

          On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations.





          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

          Litigation. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures;

(3) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services; (4) action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; (5) a challenge to the Governor's application of his constitutional line item veto authority; and (6) a challenge to the enactment of the Clean Water/Clean Air Bond Act of 1996.

          Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions were paid in 1998.

          The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the current fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan.

          Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

          Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

          Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

          In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

          New York City and Other Localities. The fiscal health of the State may also be impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

          On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds.

          Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable.

          On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City.

          Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

          On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and City University of New York ("CUNY") and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The 1998-99 Financial Plan projected General Fund receipts (including transfers from other funds) of $36.22 billion, an increase of $1.02 billion over the estimated 1997-1998 level. Recurring growth in the State General Fund tax base is projected to be approximately six percent during 1998-99, after adjusting for tax law and administrative changes. This growth rate is lower than the rates for 1996-97 or 1997-98, but roughly equivalent to the rate for 1995-96.

          Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998-2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

          The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

          Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority, was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation which is currently on appeal to the Court of Appeals were voided, projected contracts for the City capital projects would exceed the City's debt limit. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

          The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

          The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's 1998 fiscal year financial plan projected $2.4 billion of seasonal financing, the City expected to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

          Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.



          Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.


          The 1998-99 budget included $29.4 million in unrestricted aid targeted to 57 municipalities across the State. Other assistance for municipalities with special needs totals more than $25.6 million. Twelve upstate cities received $24.2 million in one-time assistance from a cash flow acceleration of State aid.

          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.

          Year 2000 Compliance. In April 1999 the State Comptroller released an audit on the State's Year 2000 compliance. The audit, which reviewed the State's Y2K compliance activities through October 1998, found that the State had made progress in achieving Y2K compliance, but needed to improve its activities in several areas, including data interchanges and contingency planning.

          The Office for Technology (OFT) will continue to monitor compliance progress for the States mission-critical and high-priority systems and is reporting compliance progress to the Governor's office on a quarterly basis. The 1999-2000 enacted budget allocates $19 million for priority embedded systems and $20 million for unanticipated expenses related to bringing technology into Y2K compliance.

                            INVESTMENT LIMITATIONS

          The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund's outstanding shares (as defined below under "Miscellaneous"):




          1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.




          2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the Securities Act of 1933.




          3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

          4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.




          5. A Fund may not purchase or sell commodities or commodities contracts.




          6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.




          7.   TempFund, TempCash, MuniFund and MuniCash:   A Fund may not
               -----------------------------------------
purchase the securities of any issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer except that up to 25% of the value of the Fund's assets may be invested without regard to this 5% limitation.




          8.   TempFund.  TempFund may not purchase any securities which would
               --------
cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury

Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers' acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. The Fund interprets the exception for "certificates of deposit, and bankers' acceptances" in this fundamental policy to include other similar obligations of domestic banks.




          9.   TempCash:  TempCash may not purchase any securities which would
               --------
cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.




          10.  California Money Fund and New York Money Fund: Each of these
               ---------------------------------------------
Funds may not purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

          The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

          1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

          2.   TempFund, TempCash, MuniFund, MuniCash, Cal Money and NY Money:
               --------------------------------------------------------------
The Fund may not invest more than 10% of the value of the Fund's total assets in illiquid securities which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

          3.   Cal Money, NY Money, MuniCash and MuniFund:  The Fund may not
               ------------------------------------------
invest less than 80% of its assets in securities the interest on which is exempt from Federal income taxes, except during defensive periods or during periods of unusual market conditions.


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

          Information on how to purchase and redeem each Fund's shares is included in the applicable Prospectuses. The issuance of shares is recorded on a Fund's books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

          The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

          Prior to effecting a redemption of shares represented by certificates, PFPC, the Trust's transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

          Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund's shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund's responsibilities under the 1940 Act or otherwise. If the Trust's Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

          Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a "Master Account"). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund's class of shares. Institutions may also arrange with PFPC for certain sub-accounting services (such as purchase, redemption, and dividend recordkeeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

Net Asset Value

          Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund's liabilities, and dividing the result by the number of outstanding shares in the Fund. "Assets belonging to" a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the portfolios. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Dollar Shares, Plus Shares, Administration Shares, Cash Reserve Shares and Cash Management Shares, respectively.

          In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate amortization of any discount or premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund's securities which are higher or lower than the market value of such securities.

          In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund's net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund's average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.


                            MANAGEMENT OF THE FUNDS

Trustees and Officers

          The business and affairs of the Trust are managed under the direction of the Board of Trustees. The Trustees and executive officers, their addresses, ages, principal occupations during the past five years and other affiliations are as follows:

                                        Position with                      Principal Occupation
Name                                    the Trust           Age            During Past 5 Years
----                                    ---------           ---            -------------------
G. Nicholas Beckwith, III               Trustee             55             President and Chief Executive
Beckwith Machinery Company                                                 Officer, Beckwith Machinery
4565 William Penn Highway                                                  Company; First Vice Chairman of
Murrysville, PA  15668                                                     the Board of Directors,
                                                                           University of Pittsburgh Medical
                                                                           Center Shady Side/Presbyterian
                                                                           Hospitals; Second Vice Chairman of
                                                                           the Board of Directors, University
                                                                           of Pittsburgh Medical Center
                                                                           Health System; Brown University's
                                                                           Corporation Committee on
                                                                           Biomedical Affairs; Board of
                                                                           Trustees, Shady Side Academy;
                                                                           Trustee, Claude Worthington
                                                                           Benedum Foundation; Trustee,
                                                                           Chatham College.

Jerrold B. Harris                       Trustee             57             Until September 1, 1999, President
VWR Scientific Products Corp.                                              and Chief Executive Officer, VWR
1310 Goshen Parkway                                                        Scientific Products Corp.
West Chester, PA  19380                                                    Currently, Director, VWR
                                                                           Scientific Products Corp.

Rodney D. Johnson*                      Trustee,            58             President, Fairmount Capital
Fairmount Capital Advisors, Inc.        President and                      Advisors, Inc.
1435 Walnut Street, Suite 300           Treasurer
Philadelphia, PA  19102-3222

Joseph P. Platt, Jr.                    Trustee             52             Partner, Amarna Partners (private
Amarna Partners                                                            investment company); formerly, a
One Oxford Centre, Suite 4260                                              Director and Executive Vice
Pittsburgh, PA  15219                                                      President of Johnson & Higgins.

                                      Position with                Principal Occupation
Name                                  the Trust         Age        During Past 5 Years
----                                  ---------         ---        -------------------
Robert C. Robb, Jr.1                  Trustee           54         Partner, Lewis, Eckert, Robb &
Lewis, Eckert, Robb & Co.                                          Company (management and financial
425 One Plymouth Meeting                                           consulting firm); Trustee, EQK
Plymouth Meeting, PA  19462                                        Realty Investors; Director,
                                                                   Tamaqua Cable Products Company;
                                                                   Director, Brynwood Partners;
                                                                   former Director, PNC Bank.

Kenneth L. Urish                      Trustee           48         Managing Partner, Urish Popeck &
Urish Popeck & Co.                                                 Co. LLC (certified public
Three Gateway Center, Suite 2400                                   accountants and consultants).
Pittsburgh, PA  15222

Frederick W. Winter                   Trustee           54         Dean, Joseph M. Katz School of
Dean-Katz Graduate School of                                       Business - University of
 Business                                                          Pittsburgh; formerly, Dean, School
University of Pittsburgh                                           of Management - State University
372 Mervis Hall                                                    of New York at Buffalo
Pittsburgh, PA  15260                                              (1994-1997); former Director, Rand
                                                                   Capital (1996-1997); former
                                                                   Director, Bell Sports (1991-1998);
                                                                   Director, Alkon Corporation
                                                                   (1992-present).

W. Bruce McConnel                     Secretary         57         Partner of the law firm of
Drinker Biddle & Reath LLP                                         Drinker Biddle & Reath LLP,
One Logan Square                                                   Philadelphia, Pennsylvania.
18th & Cherry Streets
Philadelphia, PA 19103-6996


* Mr. Johnson is an "interested person" of Provident Institutional Funds, as that term is defined in the 1940 Act, because he is an officer of the Trust.

1.   From 1994 until April 14, 1998, Mr. Robb was a director of PNC Bank.

          The following provides certain information about the fees received by the Trustees of PIF for the year ended October 31, 1999.

======================================================================================================


                                                                                           Total
                                                      Pension or                     Compensation from
                                                      Retirement        Estimated        Trust and
                                      Aggregate        Benefits          Annual        Trust Complex(1)
          Name of Person,            Compensation   Accrued as Part   Benefits upon       Paid to
             Position                 From Trust   Of Trust Expenses   Retirement        Trustees
------------------------------------------------------------------------------------------------------
G. Nicholas Beckwith, III, Trustee     $46,000.00         n/a              n/a       $ 46,000.00
------------------------------------------------------------------------------------------------------
Jerrold B. Harris, Trustee             $46,000.00         n/a              n/a       $ 46,000.00
------------------------------------------------------------------------------------------------------
Rodney D. Johnson*, Trustee,           $56,000.00         n/a              n/a       $ 56,000.00
President and Treasurer
------------------------------------------------------------------------------------------------------
Joseph P. Platt, Jr., Trustee          $46,000.00         n/a              n/a       $ 46,000.00
------------------------------------------------------------------------------------------------------
Robert C. Robb, Jr., Trustee           $46,000.00         n/a              n/a       $ 46,000.00
------------------------------------------------------------------------------------------------------
Kenneth L. Urish, Trust                $46,000.00         n/a              n/a       $ 46,000.00
------------------------------------------------------------------------------------------------------
Frederick W. Winter, Trustee           $46,000.00         n/a              n/a       $ 46,000.00
======================================================================================================



1. A Trust complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.





* This trustee is considered by the Trust to be an "interested person" of the Trust as defined by the 1940 Act.



          Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Trust. No employee of PDI, BIMC, PFPC or PNC Bank receives any compensation from the Trust for acting as an officer or director of the

Trust. The directors and officers of the Trust as a group owned less than 1% of the shares of each of the Funds.

Investment Adviser

          The advisory services provided by BIMC are described in the Funds' Prospectuses. For the advisory services provided and expenses assumed by it, BIMC is entitled to receive fees, computed daily and payable monthly, at the following annual rates:

                              TempFund:
                              --------

          Annual Fee                         Average Net Assets
          ----------                         ------------------

          .175%.........................     of the first $1 billion
          .150%.........................     of the next $1 billion
          .125%.........................     of the next $1 billion
          .100%.........................     of the next $1 billion
          .095%.........................     of the next $1 billion
          .090%.........................     of the next $1 billion
          .080%.........................     of the next $1 billion
          .075%.........................     of the next $1 billion
          .070%.........................     of amounts in excess of $8 billion.


                     TempCash, MuniFund and MuniCash:
                     -------------------------------

          Annual Fee                         A Fund's Average Net Assets
          ----------                         ---------------------------

          .175%.........................     of the first $1 billion
          .150%.........................     of the next $1 billion
          .125%.........................     of the next $1 billion
          .100%.........................     of the next $1 billion
          .095%.........................     of the next $1 billion
          .090%.........................     of the next $1 billion
          .085%.........................     of the next $1 billion
          .080%.........................     of amounts in excess of $7 billion.

         Fed Fund, T Fund, Federal Trust Fund and Treasury Trust Fund:
         ------------------------------------------------------------

                                             The Funds' Combined
          Annual Fee                         Average Net Assets
          ----------                         -------------------

          .175%..........................    of the first $1 billion
          .150%..........................    of the next $1 billion
          .125%..........................    of the next $1 billion
          .100%..........................    of the next $1 billion
          .095%..........................    of the next $1 billion
          .090%..........................    of the next $1 billion
          .085%..........................    of the next $1 billion
          .080%..........................    of amounts in excess of $7 billion.

                California Money Fund and New York Money Fund:
                ---------------------------------------------

          Annual Fee                         A Fund's Average Net Assets
          ----------                         ---------------------------

          .20%...........................    of the total net assets

          PFPC, as described below under "Co-Administrators," and BIMC are co-administrators of the Fund. They may from time to time reduce their fees to ensure that the ordinary operating expenses (excluding interest, taxes, brokerage fees, fees paid to Service Organizations pursuant to Servicing Agreements, and extraordinary expenses) do not exceed a specified percentage of each Funds' average net assets.

          The following chart provides information with respect to the advisory fees paid (net of waivers) and advisory fees waived during the fiscal year or period of each Fund ended in 1997, 1998 and 1999. The Funds' fiscal year ends for 1997 and 1998 were as follows: TempFund and TempCash - September 30, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund - October 31, MuniFund and MuniCash - November 30, California Money Fund - January 31 and New York Money Fund - July 31. The Trust's current fiscal year for all Funds is October 31.

--------------------------------------------------------------------------------------------------------------
FUND                       1999                              1998                            1997
--------------------------------------------------------------------------------------------------------------
                  ADVISORY         ADVISORY         ADVISORY         ADVISORY       ADVISORY        ADVISORY
                  FEES             FEES             FEES             FEES           FEES            FEES
                  PAID             WAIVED           PAID             WAIVED         PAID            WAIVED
--------------------------------------------------------------------------------------------------------------
TempFund+         $10,104,651      $2,385,356       $8,126,927       $2,315,278     $6,560,502      $2,576,521
--------------------------------------------------------------------------------------------------------------
TempCash+           2,818,512       2,151,178        2,388,597        2,096,653      2,176,446       2,041,599
--------------------------------------------------------------------------------------------------------------
FedFund               764,530         406,724          955,784          478,660      1,161,493         669,760
--------------------------------------------------------------------------------------------------------------
T-Fund              3,101,621       1,210,222        2,678,630        1,095,039      1,750,181         940,954
--------------------------------------------------------------------------------------------------------------
Federal               177,827         171,451          227,374          136,957        203,068         156,965
Trust Fund
--------------------------------------------------------------------------------------------------------------
Treasury            1,090,341         522,634        1,093,223          499,881      1,002,514         587,865
Trust Fund
--------------------------------------------------------------------------------------------------------------
MuniFund*             396,104         602,901          567,677          489,376        717,070         497,287
--------------------------------------------------------------------------------------------------------------
MuniCash*             297,756         471,218          367,734          615,881        268,834         534,948
--------------------------------------------------------------------------------------------------------------
California            505,469         839,248          374,215          729,108        268,716         621,301
Money**
--------------------------------------------------------------------------------------------------------------
New York              189,702         463,605          202,770          450,544        150,755         420,034
Money++
--------------------------------------------------------------------------------------------------------------

____________________


+ The information in the 1999 section of the chart relates to the fiscal year ended September 30, 1999. For the one month ended October 31, 1999, TempFund and TempCash paid advisory fees of $1,017,087 and $153,069, respectively, and advisory fees of $147,154 and $167,774, respectively, were waived.

* The information in the 1999 section of the chart relates to the eleven months ended October 31, 1999.

** The information in the 1999 section of the chart relates to the twelve months ended January 31, 1999. For the nine months ended October 31, 1999, California Money Fund paid advisory fees of $347,895, and advisory fees of $615,723 were waived.

++ The information contained in the 1999 section of the chart relates to the fiscal year ended July 31, 1999. For the three months ended October 31, 1999, New York Money Fund paid advisory fees of $38,851 and advisory fees of $118,856 were waived.

Co-Administrators

          BIMC and PFPC serve as the Trust's co-administrators. PFPC has its principal business address at 400 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of PNC Bank Corp. and is an affiliate of BIMC. As the Trust's co-administrators, BIMC and PFPC have agreed to provide the following services: (i) assist generally in supervising the Funds' operations, including providing a Wilmington, Delaware order-taking facility with toll-free IN-WATS telephone lines, providing for the preparing, supervising and mailing of purchase and redemption order confirmations to shareholders of record, providing and supervising the operation of an automated data processing system to process purchase and redemption orders, maintaining a back-up procedure to reconstruct lost purchase and redemption data, providing information concerning the Funds to their shareholders of record, handling shareholder problems, providing the services of employees to preserve and strengthen shareholder relations and monitoring the arrangements pertaining to the Funds' agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds' prospectuses; (iv) assist in the Funds' Wilmington, Delaware office; (v) accumulate information for and coordinate the preparation of reports to the Funds' shareholders and the SEC;
(vi) maintain the registration of the Funds' shares for sale under state securities laws; (vii) review and provide advice with respect to all sales literature of the Funds; and (viii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assisting the Trust in relation to routine regulatory examinations and investigations, and work with the Trust's counsel in connection with regulatory matters and litigation.

          For their administrative services, the co-administrators are entitled jointly to receive fees, computed daily and payable monthly, as described above determined in the same manner as BIMC's advisory fee set forth above. For information regarding the administrators' obligation to reimburse the Funds in the event their expenses exceed certain prescribed limits, see "Investment Adviser" above. Any fees waived by the administrators with respect to a particular fiscal year are not recoverable.

          The following chart provides information with respect to the administration fees (net of waivers) paid and administration fees waived during the fiscal years or period for each Fund ended in 1997, 1998 and 1999. The Funds' fiscal year ends for 1997 and 1998 were as follows: TempFund and TempCash -September 30, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund -October 31, MuniFund and MuniCash - November 30, California Money Fund - January 31, and New York Money Fund - July 31. The Trust's current fiscal year for all Funds is October 31.

---------------------------------------------------------------------------------------------------------------------
FUND                        1999                                1998                                1997
---------------------------------------------------------------------------------------------------------------------
               ADMINISTRATION    ADMINISTRATION    ADMINISTRATION   ADMINISTRATION    ADMINISTRATION   ADMINISTRATION
               FEES PAID         FEES WAIVED       FEES PAID        FEES WAIVED       FEES PAID        FEES WAIVED
---------------------------------------------------------------------------------------------------------------------
TempFund+      $10,104,651       $2,385,356        $8,126,927       $2,315,278        $6,560,502       $2,576,521
---------------------------------------------------------------------------------------------------------------------
TempCash+        2,818,512        2,151,178         2,388,597        2,096,653         2,176,446        2,041,599
---------------------------------------------------------------------------------------------------------------------
FedFund            764,530          406,724           955,784          478,660         1,161,493          669,760
---------------------------------------------------------------------------------------------------------------------
T-Fund           3,101,621        1,210,222         2,678,630        1,095,039         1,750,181          940,954
---------------------------------------------------------------------------------------------------------------------
Federal
Trust Fund         177,827          171,451           227,374          136,957           203,068          156,965
---------------------------------------------------------------------------------------------------------------------
Treasury
Trust Fund       1,090,341          522,634         1,093,223          499,881         1,002,514          587,865
---------------------------------------------------------------------------------------------------------------------
MuniFund*          396,104          602,901           567,677          489,376           717,070          497,287
---------------------------------------------------------------------------------------------------------------------
MuniCash*          297,756          471,218           367,734          615,881           268,834          534,948
---------------------------------------------------------------------------------------------------------------------
California
Money**            505,469          839,248           374,215          729,108           268,716          621,301
---------------------------------------------------------------------------------------------------------------------
New York           189,702          463,605           202,770          450,544           150,755          420,034
Money++
---------------------------------------------------------------------------------------------------------------------

+ The information in the 1999 section of the chart relates to the fiscal year ended September 30, 1999. For the one month ended October 31, 1999, TempFund and TempCash paid administration fees of $1,017,087 and $153,069, respectively and administration fees of $147,154 and $167,774, respectively were waived.


* The information in the 1999 section of the chart relates to the eleven months ended October 31, 1999.

** The information in the 1999 section of the chart relates to the twelve months ended January 31, 1999. For the nine months ended October 31, 1999, California Money Fund paid administration fees of $347,895, and administration fees of $615,723 were waived.

++ The information contained in the 1999 section of the chart relates to the fiscal year ended July 31, 1999. For the three months ended October 31, 1999, New York Money Fund paid administration fees of $38,851 and administration fees of $118,586 were waived.

Distributor

          Provident Distributors, Inc. ("PDI") acts as the distributor of the Trust's shares. PDI is a Delaware corporation and has its principal business address at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428. Each Fund's shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof. No compensation is payable by the Trust to the distributor for its distribution services.

Custodian and Transfer Agent

          Pursuant to a Custodian Agreement, PFPC Trust Company, an affiliate of the Adviser, serves as each Fund's custodian, holding a Fund's portfolio securities, cash and other property. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 200 Stevens Drive, Suite 410, Lester, Pennsylvania 19113. Under the Custodian Agreement, PFPC Trust Company has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) hold and disburse portfolio securities on account of a Fund; (iii) collect and make disbursements of money on behalf of a Fund; (iv) collect and receive all income and other payments and distributions on account of a Fund's portfolio securities; and (v) make periodic reports to the Board of Trustees concerning a Fund's operations.

          PFPC Trust Company is also authorized to select one or more banks or trust companies to serve as sub-custodian or agent on behalf of a Fund, provided that PFPC Company shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold each Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian or agent chosen by PFPC Trust Company. Currently, PFPC Trust Company has chosen PNC Bank to serve as agent.

          Under the Custodian Agreement, each Fund pays PFPC Trust Company an annual fee equal to $.25 for each $1,000 of each Fund's average daily gross assets. With respect to TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund and MuniCash, such fee declines as each such Fund's average daily gross assets increase. In addition, each Fund pays the custodian certain types of transaction charges, and reimburses the custodian for out-of-pocket expenses incurred on behalf of the Fund. The fees of PNC Bank are paid by PFPC Trust Company and not the Funds.

          PFPC also serves as transfer agent, registrar and dividend disbursing agent to each Fund pursuant to a Transfer Agency Agreement. Under the Agreement, PFPC has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) issue, transfer and redeem Fund shares; (iii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (iv) respond to correspondence by shareholders, security brokers and others relating to its duties; (v) maintain shareholder accounts and sub-accounts; (vi) provide installation and other services in connection with the Funds' computer access program maintained to facilitate shareholder access to a Fund; (vii) send each shareholder of record a monthly statement showing the total number of a Fund's shares owned as of the last business day of the month (as well as the dividends paid during the current month and year); and (viii) provide each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's Master Account with a Fund. Further, an institution establishing sub-accounts with PFPC is provided with a daily transaction report for each day on which a transaction occurs in a sub-account and, as of the last calendar day of each month, a report which sets forth the share balances for the sub-accounts at the beginning and end of the month and income paid or reinvested during the month. Finally, PFPC provides each shareholder of record with copies of all information relating to dividends and distributions which is required to be filed with the Internal Revenue Service and other appropriate taxing authorities.

          For transfer agency and dividend disbursing services, each Fund pays PFPC fees at the annual rate of $12.00 per account and sub-account maintained by PFPC plus $1.00 for each purchase or redemption transaction by an account (other than a purchase transaction made in connection with the automatic reinvestment of dividends). Payments to PFPC for sub-accounting services provided by others are limited to the amount which PFPC pays to others for such services. In addition, each Fund reimburses PNC Bank and PFPC for out-of-pocket expenses related to such services.



Service Organizations

          The Funds may enter into agreements with institutional investors ("Service Organizations") requiring them to provide certain services to their customers who beneficially own shares of the Funds. Each of the Funds may enter into agreements with Service Organizations requiring them to provide services to their customers who beneficially own Dollar Shares in consideration of .25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organizations for the benefit of their customers. Such services provided by a Service Organization may include (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders' investments; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with the distributor; (iv) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(v) processing dividend payments from the particular Series on behalf of shareholders; (vi) providing information periodically to shareholders showing their positions in Dollar Shares; (vii) arranging for bank wires; (viii) responding to shareholder inquiries relating to a particular Series or the services performed by the Service Organization; (ix) providing sub-accounting with respect to a Series of shares beneficially owned by shareholders or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; and (xi) other similar services to the extent permitted under applicable statutes, rules or regulations.

          TempFund, T-Fund, MuniFund, NY Money Fund and California Money Fund may enter into agreements with Service Organizations requiring them to provide certain sales and support services to their shareholders who beneficially own Plus Shares in consideration of .25% (on an annualized basis) of the average daily net asset value of the Plus Shares held by the Service Organization for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Plus Shares; (ii) processing dividend and distribution payments from a particular series on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Plus Shares; (vii) providing subaccounting with respect to Plus Shares beneficially owned by shareholders or the information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in Plus Shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

          TempFund, T-Fund, MuniFund and California Money Fund may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Administration Shares, in consideration of .10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization for the benefit of their shareholders. Services provided by the Service Organizations may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders' investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses.

          TempFund, T-Fund, MuniFund and California Money Fund may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Cash Reserve Shares, in consideration of a total of .40% (on an annualized basis) of the average net asset value of the Cash Reserve Shares held by the Service Organization for the benefit of their shareholders. An initial .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administrative Shares as described above. Another .25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another .5% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep services ("Sweep Services") which may include: (i) providing the necessary computer hardware and software which links the Service Organization's DDA system to an account management system; (ii) providing software that aggregates the shareholders orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the shareholder's demand deposit accounts; (iii) providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

          TempFund, T-Fund, MuniFund and California Money Fund may also enter into agreements with Service Organizations requiring them to provide support services to their shareholders who beneficially own Cash Management Shares, in consideration of a total of .50% (on an annualized basis) of the average net asset value of the Cash Management Shares held by the Service Organization for the benefit of their shareholders. An initial .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another .25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sub-sections (iii) through
(xi) above. Another .5% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep Services as described above. Another .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing the sweep marketing services which may include (i): marketing and activities, including direct mail promotions that promote the Sweep Service,
(ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep Services, (iv) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the Sweep Services.

          The Trust's agreements with Service Organizations are governed by Plans (called "Shareholder Services Plan" for the Dollar, Administration, Cash Reserves and

Cash Management Shares and "Distribution and Services Plan" for the Plus shares), which have been adopted by the Trust's Board of Trustees pursuant to applicable rules and regulations of the SEC. Pursuant to the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust's arrangements with Service Organizations must be approved annually by a majority of the Trust's trustees, including a majority of the trustees who are not "interested persons" of the Trust as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements.

          The Board of Trustees have approved the Trust's arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the Class of Shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust's arrangements with Service Organizations must be made in a manner approved by a majority of the Trust's Board of Trustees (including a majority of the Non-Interested Trustees), and any amendment to increase materially the costs under the Distribution and Services Plan adopted by the Board with respect to Plus shares must be approved by the holders of a majority of the outstanding Plus shares. (It should be noted that while the annual service fee with respect to Plus shares is currently set at .25%, the Plans adopted by the Board of Trustees with respect to California Money Fund and New York Money Fund permits the Board to increase this fee to .40% without shareholder approval.) So long as the Trust's arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will be committed to the discretion of such non-interested directors.

          The Adviser, PDI, and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the trust. In addition, subject to applicable NASD regulations, the Adviser, PDI and/or their affiliates may also contribute to various cash and non-cash incentive arrangements to promote the sale of shares. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular Funds, the particular program involved, or the amount of reimbursable expenses.

          The following chart provides information with respect to the fees paid to Service Organizations, including the amounts paid to affiliates of BIMC during the fiscal years or period for each Fund ended in 1997, 1998 and 1999. The Funds' 1997 and 1998 fiscal year ends were as follows: TempFund and TempCash -September 30, FedFund, T-Fund, Federal Trust Fund, Treasury Trust
Fund -October 31, MuniFund and

MuniCash - November 30, California Money Fund - January 31, and New York Money Fund - July 31. The Trust's current fiscal year for all Funds is October 31.

-----------------------------------------------------------------------------------------------------
FUND                                   1999                     1998                    1997
-----------------------------------------------------------------------------------------------------
                                Total Fees/Fees to       Total Fees/Fees to     Total Fees/Fees to
                                Affiliates               Affiliates             Affiliates
-----------------------------------------------------------------------------------------------------
TempFund Administration+                       N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
TempFund Dollar+                $   998,538/99,384       $   772,304/$104,448   $  863,301/$617,378
-----------------------------------------------------------------------------------------------------
TempFund Cash Reserve+                         N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
TempFund Cash
Management+                               12,627/0                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
TempFund Plus+                                 N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
TempCash Dollar+                  1,059,560/29,363           1,088,006/27,566     1,214,833/380,851
-----------------------------------------------------------------------------------------------------
FedFund Dollar                          75,161/522              125,091/1,900        189,582/12,793
-----------------------------------------------------------------------------------------------------
T-Fund Administration                          N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
T-Fund Dollar                    1,710,872/179,262        1,483,848/1,020,059     1,066,632/664,865
-----------------------------------------------------------------------------------------------------
T-Fund Cash Reserve*                           N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
T-Fund Cash Management                     4,674/0                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
T-Fund Plus*                                   N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
Treasury Trust Dollar             1,147,232/48,879          1,007,664/206,583       895,799/281,300
-----------------------------------------------------------------------------------------------------
Federal Trust Dollar                      76,231/0                   95,541/0              88,473/0
-----------------------------------------------------------------------------------------------------
MuniFund Administration**                      N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
MuniFund Dollar**                        126,439/0                  144,751/0           150,996/272
-----------------------------------------------------------------------------------------------------
MuniFund Cash Reserve**                        N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
MuniFund Cash
Management**                               4,819/0                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
MuniFund Plus**                                N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
MuniCash Dollar**                        262,380/0                  273,684/0        285,897/11,464
-----------------------------------------------------------------------------------------------------
California Money
Administration***                              N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
California Money Dollar***               302,866/0                308,298/428         187,911/2,115
-----------------------------------------------------------------------------------------------------
California Money Cash
Reserve***                                     N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
California Money Cash
Management***                                  N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
California Money Plus***                       N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------
New York Money Dollar++                        N/A                      504/0           8,458/8,408
-----------------------------------------------------------------------------------------------------
New York Money Plus++                          N/A                        N/A                   N/A
-----------------------------------------------------------------------------------------------------

______________________________________



+ Information in the 1999 section of the chart relates to fiscal year ended September 30 1999. For the one month ended October 1, 1999, TempFund Dollar and TempFund Cash Management paid $99,768/$8,360 and $6,551/0, respectively and TempCash Dollar paid $85,468/$2,563. For this time period, TempFund Administration, TempFund Cash Reserve and TempFund Plus had no shares outstanding and paid no fees.

* For the fiscal year ended October 31, 1999, T-Fund Administration, T-Fund Cash Reserve and T-Fund Plus had no shares outstanding and paid no fees.

** The information in the 1999 section of the chart relates to the eleven months ended October 31, 1999. For this time period, MuniFund Administration, MuniFund Cash Reserve and MuniFund Plus had no shares outstanding and paid no fees.

*** The information in the 1999 section of the chart relates to the fiscal year ended January 31, 1999. For nine months ended October 31, 1999 California Money Dollar paid $58,139/0. For this time period, California Money Administration, California Money Cash Reserve, California Money Cash Management and California Money Plus had no shares outstanding and paid no fees.

++ The information contained in the 1999 section of the chart relates to the fiscal year ended July 31, 1999. For the three months ended October 31, 1999, New York Money Dollar and New York Money had no shares outstanding and paid no fees.

N/A Indicates that Share Classes had no shares outstanding and paid no fees.

Expenses

          A Fund's expenses include taxes, interest, fees and salaries of the Trust's Trustees and officers who are not Trustees, officers or employees of the Trust's service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds' computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.


                    ADDITIONAL INFORMATION CONCERNING TAXES

     Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed on its taxable income at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends although corporate shareholders could be eligible for the dividends-received deduction.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."

     The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund ("Tax Exempt Fund") only:



     For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund's assets at the close of each quarter of the Fund's taxable year must consist of exempt-interest obligations.

     An investment in a Tax-Exempt Fund is not intended to constitute a balanced investment program. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Funds may not be an appropriate investment for entities that are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

                                   DIVIDENDS

General

          Each Fund's net investment income for dividend purposes consists of
(i) interest accrued and original issue discount earned on that Fund's assets,
(ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g. legal, accounting and Trustees' fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund's Administration Shares, Dollar Shares, Cash Reserve Shares and Cash Management and/or Plus Shares bear exclusively the expense of fees paid to Service Organizations. (See "Management of the Funds -- Service Organizations.")

          As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by either Fund, it is possible that the Fund's net asset value per share may fall below $1.00.

              ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

          The "yields" and "effective yields" are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

          The following chart provides information with respect to the yields as of October 31, 1999. No information is provided regarding the yields with respect to the Administration and Cash Reserves Classes of TempFund, MuniFund, T-Fund and California Money Fund; the Cash Management Shares of California Money Fund; the Plus Shares of T-Fund, MuniFund, TempFund, New York Money Fund and California Money Fund; and the Dollar Class of New York Money Fund because such Classes had no Shares outstanding on October 31, 1999.

-----------------------------------------------------------------------------------------------------------------
                                                7 DAY                                      30 DAY
-----------------------------------------------------------------------------------------------------------------
                                       YIELD             COMPOUNDED           YIELD              COMPOUNDED
                                                         EFFECTIVE                               EFFECTIVE
                                                         YIELD                                   YIELD
-----------------------------------------------------------------------------------------------------------------
TempFund Institutional                  5.37%               5.51%              5.29%                 5.43%
-----------------------------------------------------------------------------------------------------------------
TempFund Dollar                         5.12                5.25               5.04                  5.17
-----------------------------------------------------------------------------------------------------------------
TempCash Institutional                  5.24                5.38               5.19                  5.32
-----------------------------------------------------------------------------------------------------------------
TempCash Dollar                         4.99                5.11               4.94                  5.06
-----------------------------------------------------------------------------------------------------------------
TempFund Cash
Management                              4.87                4.99               4.79                  4.90
-----------------------------------------------------------------------------------------------------------------
FedFund Institutional                   5.13                5.26               5.09                  5.22
-----------------------------------------------------------------------------------------------------------------
FedFund Dollar                          4.88                5.00               4.84                  4.96
-----------------------------------------------------------------------------------------------------------------
T-Fund Institutional                    5.00                5.12               4.96                  5.08
-----------------------------------------------------------------------------------------------------------------
T-Fund Dollar                           4.75                4.86               4.71                  4.82
-----------------------------------------------------------------------------------------------------------------
T-Fund Cash Management                  4.50                4.60               4.46                  4.56
-----------------------------------------------------------------------------------------------------------------
Federal Trust Fund
Institutional                           5.14                5.27               5.09                  5.22
-----------------------------------------------------------------------------------------------------------------
Federal Trust Dollar                    4.89                5.01               4.84                  4.96
-----------------------------------------------------------------------------------------------------------------
Treasury Trust Fund
Institutional                           4.70                4.81               4.67                  4.78
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Treasury Trust Dollar                   4.45                4.55               4.42                  4.52
-----------------------------------------------------------------------------------------------------------------
MuniFund Institutional                  3.24                3.29               3.21                  3.26
-----------------------------------------------------------------------------------------------------------------
MuniFund Dollar                         2.99                3.03               2.96                  3.00
-----------------------------------------------------------------------------------------------------------------
MuniFund Cash Management                2.74                2.78               2.71                  2.75
-----------------------------------------------------------------------------------------------------------------
MuniCash Institutional                  3.27                3.32               3.25                  3.30
-----------------------------------------------------------------------------------------------------------------
MuniCash Dollar                         3.02                3.07               3.00                  3.04
-----------------------------------------------------------------------------------------------------------------
California Money Fund
Institutional                           2.96                3.00               2.81                  2.85
-----------------------------------------------------------------------------------------------------------------
California Money Dollar                 2.71                2.75               2.56                  2.59
-----------------------------------------------------------------------------------------------------------------
New York Money Fund
Institutional                           3.18                3.23               3.10                  3.15
-----------------------------------------------------------------------------------------------------------------

          The following tax equivalent yields for the "Tax-Exempt Funds" assume a federal income tax rate of 28.00%, a New York income tax rate of 10.25% and a California income tax rate of 11.05%.

------------------------------------------------------------------
                                  7 DAY               30 DAY
                              ------------------------------------
                              Tax Equivalent       Tax Equivalent
                              Yield                Compounded
                                                   Effective Yield
------------------------------------------------------------------
MuniFund Institutional            4.50%                4.60%
------------------------------------------------------------------
MuniFund Dollar                   4.15%                4.24%
------------------------------------------------------------------
MuniFund Cash Management          3.81%                3.88%
------------------------------------------------------------------
MuniCash Institutional            4.54%                4.64%
------------------------------------------------------------------
MuniCash Dollar                   4.19%                4.28%
------------------------------------------------------------------
New York Money
Fund Institutional                4.92%                5.04%
------------------------------------------------------------------
California Money
Fund Institutional                4.62%                4.73%
------------------------------------------------------------------
California Money                  4.23%                4.32%
Fund Dollar
------------------------------------------------------------------



          From time to time, in reports to shareholders or otherwise, a Fund's yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of the Fund may be compared to the IBC Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market
                                      ---- ---- -------
deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

          Yield and return will fluctuate, and any quotation of yield or return should not be considered as representative of the future performance of the Fund. Since yields and returns fluctuate, performance data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts in investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

          The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials ("Materials"), discussions or illustrations of the effects of compounding. "Compounding" refers to the fact that, if dividends or other distributions on an investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

          In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

          Materials may include lists of representative clients of the Funds' investment adviser, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the investment adviser or of a Fund's portfolio manager.

          From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in IBC/Donoghue's Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Such rankings represent the Funds' past performance and should not be considered as representative of future results.

          The following information has been provided by the Funds' distributor:
In managing each Fund's portfolio, the investment adviser utilizes a "pure and simple" approach, which may include disciplined research, stringent credit standards and careful management of maturities.

                   ADDITIONAL DESCRIPTION CONCERNING SHARES

          The Trust was organized as a Delaware business trust on October 21, 1998. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust or any series thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. Currently, the classes authorized are Institutional, Administration, Dollar, Plus, Cash Reserves and Cash Management.

          The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

          Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund's Administration, Dollar, Plus, Cash Reserves and Cash Management Shares, as described in "Service Organizations" above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund's arrangements with its Service Organizations. Further, shareholders of each of the Trust's portfolios will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

          Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust's Common Stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust's Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                    COUNSEL

          Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, of which W. Bruce McConnel, Secretary of the Trust, is a partner, will pass upon the legality of the shares offered hereby.

          Willkie Farr & Gallagher, The Equitable Center, 787 Seventh Avenue, New York, New York 10019-6099, acts as special New York Counsel for the Trust and has reviewed the portions of this Statement of Additional Information and the New York Money Fund's Prospectus concerning New York taxes and the description of special considerations relating to New York Municipal Obligations. O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, California 90071, acts as special California Counsel and has reviewed the portions of this Statement of Additional Information and the California Money Fund's Prospectus concerning California taxes and the description of special considerations relating to California Municipal Obligations.

                                   AUDITORS

          PricewaterhouseCoopers LLP, with offices at 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103 has been selected as the independent accountants of the Trust for the fiscal year ending October 31, 2000.

                              FINANCIAL STATEMENTS

     The Annual Report for the fiscal year ended October 31, 1999 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report ("the Financial Statements") are incorporated by reference into this Statement of Additional Information. The Financial Statements for the Trust have been audited by the Trust's independent accountants, PricewaterhouseCoopers LLP, whose reports thereon also appear in the Annual Report and are incorporated herein by reference. The Financial Statements for Muni for the year ended November 30, 1998 and the financial highlights for the nine years in the period ended November 30, 1998 have been audited by Muni's former independent accountants, KPMG LLP. The Financial Statements in the Annual Report have been incorporated herein in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.

                                 MISCELLANEOUS

Shareholder Vote

          As used in this Statement of Additional Information, a "majority of the outstanding shares" of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund's shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

          As of February 18, 2000, the value of TempFund's aggregate holdings of the securities of each of its regular brokers or dealers or their parents was:
Morgan Stanley & Co., Inc. $1,283,664,000; Goldman Sachs & Co.


          $1,160,000,000; Deutsche Bank Securities, Inc. $1,000,000,000; Morgan
(J.P.) Securities, Inc. $404,755,000; Lehman Brothers, Inc. $350,000,000;
Warburg Dillion Read LLC $200,000,000 and Merrill Lynch $100,000,000.

          As of February 18, 2000, the value of TempCash's aggregate holdings of the securities of each of its regular brokers or dealers or their parents was:
Goldman Sachs & Co. $100,000,000; Lehman Brothers, Inc. $15,100,000 and Morgan Stanley & Co., Inc. $4,000,000.

          As of February 18, 2000, the value of FedFund's aggregate holdings of the securities of each of its regular brokers or dealers or their parents was:
Morgan Stanley & Co., Inc. $190,000,000; Goldman Sachs & Co. $80,000,000 and Lehman Brothers, Inc. $5,800,000.

          As of February 18, 2000, the value of T-Fund's aggregate holdings of the securities of each of its regular brokers or dealers or their parents was:
Deutsche Bank Securities, Inc. $550, 000,000; Morgan Stanley & Co.,
Inc. $340,900,000; Greenwich Capital Markets Inc. $300,000,000; Credit Suisse First Boston Corp. $175,000,000; ABN AMRO Inc. $135,000,000; Barclay's Capital Inc. $135,000,000; Bear Stearns & Co. Inc. $135,000,000 and Nesbitt Burns Securities Inc. $135,000,000; Salomon Smith Barney Inc. $135,000,000; Lehman Brothers Inc. $100,000,000; Warburg Dillion Read Inc. $100,000,000; Merrill Lynch Government Securities Inc. $50,000,000 and Goldman Sach & Co. $38,000,000.


Certain Record Holders

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Federal Trust Fund Institutional Shares were as follows:
Obie & Co., Chase Bank of Texas, P.O. Box 2558, Houston, TX 77252 (35.10%); Chase Manhattan Bank, Client Service Department, 1 Chase Manhattan Plaza, New York, NY 10005 (17.21%); Branch & Co., Union Trust Company, P.O. Box 479, Ellsworth, ME 04605 (8.65%) and Special Account, Cornell University, 102 Prospect Street, Suite 300, Ithica, NY 14850 (5.13%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Federal Trust Fund Dollar Shares were as follows: Santa Barbara Bank & Trust, 820 State Street, Santa Barbara, CA 93101 (7.78%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of TempFund Institutional Shares were as follows: Saxon & Co., PNC Bank, 200 Stevens Drive, Suite 260A, Lester, PA 19113 (6.65%).


          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of TempCash Institutional Shares were as follows: Saxon & Co., PNC Bank, 200 Stevens Drive, Lester, PA 19113 (16.29%); USAA Brokerage Services, 9800 Fredericksburg Road, San Antonio, TX 78230 (10.02%) and Investors Bank & Trust, Securities Lending Agent, P.O. Box 9130 TRD18, Boston, MA 02117 (6.48%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of FedFund Institutional Shares were as follows: Saxon & Company, PNC Bank, 200 Stevens Drive, Lester, PA 19113 (8.22%); Mercantile Bank NA, P.O. Box 387, Main Post Office, St. Louis, MO 63166 (7.41%);Saxon & Co., PNC Bank, 200 Stevens Drive, Suite 260A, Lester, PA 19113 (7.24%); HSBC Bank USA, P.O. Box 4203, Buffalo, NY 14240 (6.63%); Chase Manhattan Bank, Client Service Department, 1 Chase Manhattan Plaza, New York, NY 10005 (6.07%); Meg & Co., United States National Bank, P.O. Box 520, Johnstown, PA 15907 (5.30%) and WABANC & Co., Washington Trust Bank, P.O. Box 2127, Spokane, WA 99210
(5.10%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniFund Institutional Shares were as follows: Chase Manhattan Bank NA, Administrative Services, 16/th/ Floor, 1 Chase Manhattan Plaza, New York, NY 10005 (26.89%); Chase Manhattan Bank NA, Bank Coding/Money Funds, 4 New York Plaza, 13/th/ Floor, New York, NY 10004

(9.64%) and 3 COM, Treasury Operations Manager, 5400 Bayfront Plaza, MS1307, Santa Clara, CA 95052 (7.44%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniFund Dollar Shares were as follows: Bankers Trust Company, Sunshine State Government Commission, 4 Albany Street, 4/th/ Floor, New York, NY 10006 (6.61%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniCash were as follows: USAA Brokerage Services, BSB/Brokerage OPS/A03S, 9800 Fredericksburg Road, San Antonio, TX 78230 (31.40%); Laird Norton Trust Company, Norton Building, 11/th/ Fl., 801 2/nd/ Avenue, Seattle, WA 98104 (10.24%); Saxon & Co., PNC Bank, 200 Stevens Drive, Lester, PA 19113 (6.30%) and Autmatic Data Processing Inc., 1 ADP Boulevard,
MS 420, Roseland, NJ 07068 (5.96%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of MuniCash Dollar Shares were as follows: Laird Norton Trust Company, Norton Building, 11/th/ Fl., 801 2/nd/ Avenue, Seattle, WA 98104 (19.85%) and BHC Securities, 2005 Market Street, One Commerce Square-, 11/th/ Fl., Philadelphia, PA 19103 (5.90%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of California Money Fund Institutional Shares were as follows: Chase Manhattan Bank NA, Bank Coding/Money Funds, 4 New York Plaza, 13/th/ Floor, New York, NY 10004 (31.24%); City National Bank, P.O. Box 60520, Los Angeles, CA 90066 (14.03%); Calhoun & Co., Comerica Bank, 411 W. Lafayette, Detroit, MI 48226 (7.10%); Santa Barbara Bank & Trust, 820 State Street, Santa Barbara, CA 93101 (6.15%) and Sanwa Bank California, P.O. Box 60078, Los Angeles, CA 90060 (5.45%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of New York Money Fund Institutional Shares were as follows:
Chase Manhattan Bank, Administrative Services, 16/th/ Floor, 1 Chase Manhattan Plaza, New York, NY 10005 (26.62%); Chase Manhattan Bank NA, Trulin & Co., P.O. Box 1412, Rochester, NY 14603 (26.62%); Fleet Investment Services, 159 East Main Street, NY/RO/T03C, Rochester, NY 14638 (15.86%) and HSBC Bank USA, HSBC Bank Gen. Acct. 10, P.O. Box 4203, Buffalo, NY 14240 (11.67%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of T-Fund Institutional Shares were as follows: Midland Loan Services Inc., 210 W. 10/th/ Street, Kansas City, MO 64105 (13.44%) and Union Bank, P.O. Box 85602, San Diego, CA 92186 (12.74%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of T-Fund Dollar Shares Institutional were as follows: Obie & Co., Chase Bank of Texas, P.O. Box 2558, Houston, TX 77252 (8.05%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Treasury Trust Fund Institutional Shares were as follows:
Chase Manhattan Bank, Client Service

Department, 1 Chase Manhattan Plaza, New York, NY 10005 (8.76%); County of Alleghney, General Fund, Room 109 Courthouse Grant Street, Pittsburgh, PA 15219 (5.96%) and Saxon & Co., PNC Bank, 200 Stevens Drive, Suite 260A, Lester, PA 19113 (5.43%).

          As of February 2, 2000, the name, address and percentage of ownership of each institutional investor that owned of record 5% or more of the outstanding shares of Treasury Trust Fund Dollar Shares were as follows:
Bankers Trust Company, 1 South Street, 18/th/ Floor, Baltimore, MD 21202
(17.85%).

                                  APPENDIX A

Commercial Paper Ratings
------------------------

     A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an applicable original maturity in excess of one year, unless explicitly noted. The following summarizes applicable rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The applicable rating category of Duff & Phelps for investment grade commercial paper and short-term debt is "D-1." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the applicable ratings used by Thomson Financial BankWatch:

     "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."



Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

     The following summarizes the applicable ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     PLUS (+) OR MINUS (-) - The ratings "AA" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   The following summarizes the applicable ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in the generic rating classification "Aa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

     "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     To provide more detailed indications of credit quality, the "AA," rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

     The following summarizes the applicable ratings used by Fitch IBCA for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     To provide more detailed indications of credit quality, the Fitch IBCA ratings "AA" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

     Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

     "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     PLUS (+) OR MINUS (-) - The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings
----------------------

     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.



     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                      PROVIDENT INSTITUTIONAL FUNDS, INC.

                                    PART C
                               OTHER INFORMATION

Item 23.

               (a)  (1)  Certificate of Trust dated October 21, 1998 is
                         incorporated by reference to Exhibit (a) (1) of Post-Effective Amendment No. 61 to Registrant's Registration Statement.

                    (2) Registrant's Agreement and Declaration of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a) (2) of Post-Effective Amendment No. 61 to Registrant's Registration Statement.

               (b) Registrant's By-Laws dated October 22, 1998 is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 61 to Registrant's Registration Statement.

               (c)       See Article II, Section 2.6, Section 2.7, Section 2.8,
                         Section 2.9, Section 2.10, Section 2.11 and Section 2.12; Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant's Declaration of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a) (2) of Post-Effective Amendment No. 61 to Registrant's Registration Statement, and Article IV, Article V and
                         Article VI of the Registrant's By-Laws dated October 22, 1998 is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 61 to Registrant's Registration Statement.

               (d) Investment Advisory Agreement between Registrant and BlackRock Institutional Management Corporation ("BIMC") dated February 10, 1999 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 63 to Registrant's Registration Statement.

               (e)  (1)  Distribution Agreement between Registrant and Provident
                         Distributors, Inc. ("PDI") dated February 10, 1999 is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 63 to Registrant's Registration Statement.

                    (2) Distribution Agreement between Registrant and PDI dated June 25, 1999 is incorporated by reference to Exhibit
                         (e)(2)
                         of Post-Effective Amendment No. 63 to Registrant's Registration Statement.

               (f)       None.

               (g)  (1)  Custodian Services Agreement between Registrant and PNC
                         Bank N.A. dated February 10, 1999 is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 63 to Registrant's Registration Statement.

                    (2) Custodian Services Agreement between Registrant and PFPC Trust Company dated February 11, 1999 is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 63 to Registrant's Registration Statement.

               (h)  (1)  Administration Agreement between Registrant, BIMC and
                         PFPC Inc., dated February 10, 1999 is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 63 to Registrant's Registration Statement.

                    (2) Transfer Agency Agreement between Registrant and PFPC Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 63 to Registrant's Registration Statement.

                    (3) Form of Share Purchase Agreements is incorporated by reference to Exhibit (h) (3) of Post-Effective Amendment No. 61 of Registrant's Registration Statement.

               (i)       None.

               (j)  (1)  Consent of Counsel.

                    (2)  Consent of PricewaterhouseCoopers LLP.

                    (3)  Consent of KPMG LLP.

                    (4)  Consent of O'Melveny & Myers LLP.

                    (5)  Consent of Willkie Farr & Gallagher.

               (k)       None.

               (l)       None.

               (m)  (1)  Registrant's Amended Distribution Plan with respect to
                         Plus Shares and Form of Distribution Agreement is incorporated by reference to Exhibit (m) (1) of Post-Effective Amendment No. 61 of Registrant's Registration Statement.

                    (2) Registrant's Shareholder Services Plan with respect to Dollar Shares is incorporated by reference to Exhibit
                         (m) (2) of Post-Effective Amendment No. 61 to Registrant's Registration Statement.

                    (3) Registrant's Shareholder Service Plan with respect to Administration Shares is incorporated by reference to Exhibit (m) (3) of Post-Effective Amendment No. 61 of Registrant's Registration Statement.

                    (4) Registrant's Shareholder Service Plan with respect to Cash Reserve Shares is incorporated by reference to Exhibit (m) (4) of Post-Effective Amendment No. 61 of Registrant's Registration Statement.

                    (5) Registrant's Shareholder Service Plan with Respect to Cash Management Shares is incorporated by reference to Exhibit (m) (5) of Post-Effective Amendment No. 61 of Registrant's Registration Statement.

                    (6) Form of Shareholder Services Agreement is incorporated by reference to Exhibit (m) (6) of Post-Effective Amendment No. 62 of Registrant's Registration Statement.

               (n) Amended Rule 18f-3 Plan for Multi-Class System dated February 11, 1999 is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 62 of Registrant's Registration Statement.

Item 24.  Persons Controlled by or under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 25.  Indemnification

          Indemnification of Registrant's Co-Administrators, Principal Underwriter, Custodian and Transfer Agent against certain stated liabilities is provided for in Section 11 of the Co-Administration Agreement, Section 5 of the Distribution Agreement, a form of which is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 61 to Registrant's Registration Statement, Section 12 of the Custodian Services Agreement, a form of which is included herewith, and Section 12 of the Transfer Agency Agreement.

          Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions.

          Article VIII of Registrant's Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a) (2) of Post-Effective Amendment No. 61 to Registrant's Registration Statement, provides for the indemnification of Registrant's trustees and officers.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

          BIMC performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 26 with respect to each director, officer and partner of BIMC is incorporated by reference to Schedules A and D of Form ADV filed by BIMC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

Item 27.  Principal Underwriter

          (a) PDI currently acts as principal underwriter for, in addition to the Registrant, the following investment companies:

               International Dollar Reserve Fund I, Ltd.
               Provident Institutional Funds Trust
               Pacific Innovations Trust
               Columbia Common Stock Fund, Inc.
               Columbia Growth Fund, Inc.
               Columbia International Stock Fund, Inc.
               Columbia Special Fund, Inc.
               Columbia Small Cap Fund, Inc.
               Columbia Real Estate Equity Fund, Inc.
               Columbia Balanced Fund, Inc.
               Columbia Daily Income Company
               Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
               Columbia High Yield Fund, Inc.
               Columbia National Municipal Bond Fund, Inc.
               GAMNA Series Funds, Inc.
               WT Investment Trust
               Kalmar Pooled Investment Trust
               The RBB Fund, Inc.
               Robertson Stephens Investment Trust
               HT Insight Funds, Inc.
               Harris Insight Funds Trust
               Hilliard-Lyons Government Fund, Inc.
               Hilliard-Lyons Growth Fund, Inc.
               Hilliard-Lyons Research Trust
               Senbanc Fund
               Warburg Pincus Trust
               ABN AMRO Funds
               Allegheny Funds
               BT Insurance Funds Trust
               First Choice Funds Trust
               Forward Funds, Inc.
               IAA Trust Asset Allocation Fund, Inc.
               IAA Trust Growth Fund, Inc.
               IAA Trust Tax Exempt Bond Fund, Inc.
               IAA Trust Taxable Fixed Income Series Fund, Inc.
               IBJ Funds Trust
               Light Index Funds, Inc.
               LKCM Funds
               Matthews International Funds
               McM Funds
               Metropolitan West Funds
               New Covenant Funds, Inc.
               Panorama Trust

               Smith Breeden Series Funds
               Smith Breeden Trust
               Stratton Growth Fund, Inc.
               Stratton Monthly Dividend REIT Shares, Inc.
               The Stratton Funds, Inc.
               The Galaxy Fund
               The Galaxy VIP Fund
               Galaxy Fund II
               The Govett Funds, Inc.
               Trainer, Wortham First Mutual Funds
               Undiscovered Managers Funds
               Wilshire Target Funds, Inc.
               Weiss, Peck & Greer Funds Trust
               Weiss, Peck & Greer International Fund
               WPG Growth and Income Fund
               WPG Growth Fund
               WPG Tudor Fund
               RWB/WPG U.S. Large Stock Fund
               Tomorrow Funds Retirement Trust


               The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

               Northern Funds Trust and Northern Institutional Funds Trust (Distributed by Northern Funds Distributors, LLC a wholly owned subsidiary of Provident Distributors, Inc.)

               The OffitBank Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

               The OffitBank Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

          Provident Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Provident Distributors, Inc. is located at Four Falls Corporate Center, Suite 600, West Conshohocken, Pennsylvania 19428-2961.

          (b) The information required by this Item 27 with respect to each director, officer or partner of PDI is incorporated by reference to Schedule A of Form BD filed by PDI with the Securities and Exchange

          Commission pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-46564).

          (c) The following represents all commissions and other compensation received by each principal underwriter who is not an affiliated person of the registrant:



       Name of         Net underwriting  Compensation on
      Principal         Discounts and    Redemption and    Brokerage      Other
     Underwriter         Commissions       Repurchase     Commissions  Compensation
---------------------  ----------------  ---------------  -----------  ------------
 Provident
 Distributors, Inc.          $0                $0             $0            $0

Item 28.  Location of Accounts and Records


          (1) PNC Bank, National Association, 200 Stevens Drive, Lester, Pennsylvania 19113 (records relating to its function as sub-custodian for PFPC Trust Company, the registrant's custodian).

          (2) Provident Distributors, Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428 (records relating to its function as distributor).

          (3) BlackRock Institutional Management Corporation, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser and co-administrator).

          (4) PFPC Inc., 400 Bellevue Parkway, Bellevue Park Corporate Center, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent, registrar and dividend disbursing agent).

          (5) Drinker Biddle & Reath LLP, One Logan Square, 18/th/ & Cherry Streets, Philadelphia, PA 19103-6996 (Registrant's Charter, By-Laws, and Minutes Books).

Item 29.  Management Services

          None.


Item 30.  Undertakings

          Registrant hereby undertakes to furnish its Annual Report to Shareholders upon request and without charge to any person to whom a prospectus is delivered.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Provident Institutional Funds certifies that it meets all the requirements for effectiveness of this Post Effective Amendment No. 64 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment No. 64 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, and State of Pennsylvania, on March 1, 2000.

                             PROVIDENT INSTITUTIONAL FUNDS

                             /s/ Rodney D. Johnson
                             ---------------------
                             Rodney D. Johnson
                             President

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 64 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                  Date
---------                              -----                  ----

*G. Nicholas Beckwith, III    Trustee                   March 1, 2000
----------------------------
G. Nicholas Beckwith, III

*Jerrold B. Harris            Trustee                   March 1, 2000
----------------------------
Jerrold B. Harris

*Joseph P. Platt              Trustee                   March 1, 2000
----------------------------
Joseph P. Platt

*Robert C. Robb, Jr.          Trustee                   March 1, 2000
----------------------------
Robert C. Robb, Jr.

*Kenneth L. Urish             Trustee                   March 1, 2000
----------------------------
Kenneth L. Urish

*Frederick W. Winter          Trustee                   March 1, 2000
----------------------------
Frederick W. Winter

/s/ Rodney D. Johnson         Chairman of the Board of  March 1, 2000
----------------------------
Rodney D. Johnson             Trustees, President and
                              Treasurer (Chief Executive Officer
                              and Principal Financial and
                              Accounting Officer)


*By: /s/ W. Bruce McConnel
     --------------------------
     W. Bruce McConnel
     Attorney-in-Fact

                         PROVIDENT INSTITUTIONAL FUNDS
                               Power of Attorney


     I hereby appoint W. Bruce McConnel, III and Rodney D. Johnson attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of PROVIDENT INSTITUTIONAL FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.


     I have signed this Power of Attorney on January 21, 1999.


                                   /s/ G. Nicholas Beckwith, III
                                   -----------------------------
                                   G. Nicholas Beckwith, III

                         PROVIDENT INSTITUTIONAL FUNDS
                               Power of Attorney

     I hereby appoint W. Bruce McConnel, III and Rodney D. Johnson attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of PROVIDENT INSTITUTIONAL FUNDS. (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.


     I have signed this Power of Attorney on January 21, 1999.


                                   /s/ Joseph P. Platt, Jr.
                                   ------------------------
                                   Joseph P. Platt, Jr.

                         PROVIDENT INSTITUTIONAL FUNDS
                               Power of Attorney


     I hereby appoint W. Bruce McConnel, III and Rodney D. Johnson attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of PROVIDENT INSTITUTIONAL FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.


     I have signed this Power of Attorney on January 21, 1999.


                                   /s/ Jerrold B. Harris
                                   ---------------------
                                   Jerrold B. Harris

                         PROVIDENT INSTITUTIONAL FUNDS
                               Power of Attorney

     I hereby appoint W. Bruce McConnel, III and Rodney D. Johnson attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of PROVIDENT INSTITUTIONAL FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.


     I have signed this Power of Attorney on January 21, 1999.


                                   /s/ Robert C. Robb, Jr.
                                   -----------------------
                                   Robert C. Robb, Jr.

                         PROVIDENT INSTITUTIONAL FUNDS
                               Power of Attorney

     I hereby appoint W. Bruce McConnel, III and Rodney D. Johnson attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of PROVIDENT INSTITUTIONAL FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.


     I have signed this Power of Attorney on January 21, 1999.


                                   /s/ Kenneth L. Urish
                                   ---------------------
                                   Kenneth L. Urish

                         PROVIDENT INSTITUTIONAL FUNDS
                               Power of Attorney

     I hereby appoint W. Bruce McConnel, III and Rodney D. Johnson attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of PROVIDENT INSTITUTIONAL FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.


     I have signed this Power of Attorney on January 20, 1999.


                                   /s/ Frederick W. Winter
                                   -----------------------
                                   Frederick W. Winter

                                 EXHIBIT INDEX
                                 -------------


       (j)  (1)  Consent of Counsel.

            (2)  Consent of PricewaterhouseCoopers LLP.

            (3)  Consent of KPMG LLP.

            (4)  Consent of O'Melveny & Myers.

            (5)  Consent of Willkie Farr & Gallagher.